MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (8.8%)
Activision Blizzard, Inc.	93,373	8,742,514
Alphabet, Inc. Cl A*	774,360	101,332,750
Alphabet, Inc. Cl C*	658,704	86,850,122
AT&T, Inc.	933,069	14,014,696
Charter Communications, Inc. Cl A*	13,284	5,842,569
Comcast Corp. Cl A	537,169	23,818,074
Electronic Arts, Inc.	32,176	3,873,990
Fox Corp. Cl A	33,110	1,033,032
Fox Corp. Cl B	17,219	497,285
Interpublic Group of Cos., Inc.	50,241	1,439,907
Live Nation Entertainment, Inc.*	18,505	1,536,655
Match Group, Inc.*	36,295	1,421,857
Meta Platforms, Inc. Cl A*	290,086	87,086,718
Netflix, Inc.*	57,838	21,839,629
News Corp. Cl A	49,720	997,383
News Corp. Cl B	15,076	314,636
Omnicom Group, Inc.	25,786	1,920,541
Paramount Global Cl B	62,937	811,887
Take-Two Interactive Software, Inc.*	20,614	2,894,000
T-Mobile US, Inc.*	67,561	9,461,918
Verizon Communications, Inc.	548,700	17,783,367
Walt Disney Co.*	238,818	19,356,199
Warner Bros Discovery, Inc.*	289,490	3,143,861

		416,013,590

CONSUMER DISCRETIONARY (10.6%)
Airbnb, Inc. Cl A*	55,647	7,635,325
Amazon.com, Inc.*	1,185,048	150,643,302
Aptiv PLC*	36,913	3,639,253
AutoZone, Inc.*	2,370	6,019,776
Bath & Body Works, Inc.	29,877	1,009,843
Best Buy Co., Inc.	25,347	1,760,856
Booking Hldgs., Inc.*	4,658	14,365,039
BorgWarner, Inc.	30,680	1,238,552
Caesars Entertainment, Inc.*	28,099	1,302,389
CarMax, Inc.*	20,649	1,460,504
Carnival Corp.*	131,475	1,803,837
Chipotle Mexican Grill, Inc. Cl A*	3,601	6,596,420
Darden Restaurants, Inc.	15,776	2,259,439
Domino’s Pizza, Inc.	4,580	1,734,858
DR Horton, Inc.	39,738	4,270,643
eBay, Inc.	69,456	3,062,315
Etsy, Inc.*	16,055	1,036,832
Expedia Group, Inc.*	17,991	1,854,332
Ford Motor Co.	513,113	6,372,863
Garmin Ltd.	19,990	2,102,948
General Motors Co.	179,580	5,920,753
Genuine Parts Co.	18,330	2,646,485
Hasbro, Inc.	17,022	1,125,835
Hilton Worldwide Hldgs., Inc.	34,132	5,125,944
Home Depot, Inc.	131,219	39,649,133
Las Vegas Sands Corp.	42,903	1,966,673
Lennar Corp. Cl A	32,959	3,698,989
LKQ Corp.	34,921	1,728,939

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Lowe’s Cos., Inc.	76,481	15,895,811
Marriott International, Inc. Cl A	32,697	6,426,922
McDonald’s Corp.	95,116	25,057,359
MGM Resorts International	36,638	1,346,813
Mohawk Industries, Inc.*	6,899	592,003
NIKE, Inc. Cl B	159,893	15,288,969
Norwegian Cruise Line Hldgs. Ltd.*	55,525	915,052
NVR, Inc.*	426	2,540,366
O’Reilly Automotive, Inc.*	7,884	7,165,452
Pool Corp.	5,097	1,815,042
PulteGroup, Inc.	28,641	2,120,866
Ralph Lauren Corp. Cl A	5,271	611,910
Ross Stores, Inc.	44,462	5,021,983
Royal Caribbean Cruises Ltd.*	30,760	2,834,226
Starbucks Corp.	149,495	13,644,409
Tapestry, Inc.	30,254	869,802
Tesla, Inc.*	360,407	90,181,040
TJX Cos., Inc.	149,996	13,331,644
Tractor Supply Co.	14,201	2,883,513
Ulta Beauty, Inc.*	6,500	2,596,425
VF Corp.	43,141	762,301
Whirlpool Corp.	7,155	956,623
Wynn Resorts Ltd.	12,640	1,168,062
Yum! Brands, Inc.	36,572	4,569,306

		500,627,976

CONSUMER STAPLES (6.5%)
Altria Group, Inc.	231,617	9,739,495
Archer-Daniels-Midland Co.	69,971	5,277,213
Brown-Forman Corp. Cl B	23,880	1,377,637
Bunge Ltd.	19,661	2,128,303
Campbell Soup Co.	25,678	1,054,852
Church & Dwight Co., Inc.	32,113	2,942,514
Clorox Co.	16,161	2,118,061
Coca-Cola Co.	507,962	28,435,713
Colgate-Palmolive Co.	107,898	7,672,627
Conagra Brands, Inc.	62,370	1,710,185
Constellation Brands, Inc. Cl A	21,053	5,291,250
Costco Wholesale Corp.	57,839	32,676,721
Dollar General Corp.	28,628	3,028,842
Dollar Tree, Inc.*	27,326	2,908,853
Estee Lauder Cos., Inc. Cl A	30,263	4,374,517
General Mills, Inc.	76,377	4,887,364
Hershey Co.	19,559	3,913,365
Hormel Foods Corp.	37,788	1,437,078
J M Smucker Co.	13,327	1,638,022
Kellogg Co.	34,405	2,047,442
Kenvue, Inc.	224,934	4,516,675
Keurig Dr Pepper, Inc.	131,304	4,145,267
Kimberly-Clark Corp.	44,139	5,334,198
Kraft Heinz Co.	104,204	3,505,423
Kroger Co.	86,184	3,856,734
Lamb Weston Hldgs., Inc.	19,029	1,759,421
McCormick & Co., Inc.	32,773	2,478,950
Molson Coors Beverage Co. Cl B	24,226	1,540,531
Mondelez International, Inc. Cl A	177,558	12,322,525
Monster Beverage Corp.*	97,071	5,139,909
PepsiCo, Inc.	179,668	30,442,946

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Philip Morris International, Inc.	202,608	18,757,449
Procter & Gamble Co.	307,669	44,876,600
Sysco Corp.	65,926	4,354,412
Target Corp.	60,242	6,660,958
Tyson Foods, Inc. Cl A	37,269	1,881,712
Walgreens Boots Alliance, Inc.	93,517	2,079,818
Walmart, Inc.	186,275	29,790,961

		308,104,543

ENERGY (4.7%)
APA Corp.	40,103	1,648,233
Baker Hughes Co. Cl A	131,777	4,654,364
Chevron Corp.	231,572	39,047,671
ConocoPhillips	156,293	18,723,901
Coterra Energy, Inc.	98,861	2,674,190
Devon Energy Corp.	83,622	3,988,769
Diamondback Energy, Inc.	23,339	3,614,744
EOG Resources, Inc.	75,995	9,633,126
EQT Corp.	47,203	1,915,498
Exxon Mobil Corp.	522,486	61,433,904
Halliburton Co.	117,276	4,749,678
Hess Corp.	36,068	5,518,404
Kinder Morgan, Inc.	253,008	4,194,873
Marathon Oil Corp.	79,053	2,114,668
Marathon Petroleum Corp.	52,187	7,897,981
Occidental Petroleum Corp.	86,600	5,618,608
ONEOK, Inc.	76,023	4,822,139
Phillips 66	58,118	6,982,878
Pioneer Natural Resources Co.	30,429	6,984,977
Schlumberger N.V.	185,489	10,814,009
Targa Resources Corp.	29,198	2,502,852
Valero Energy Corp.	46,090	6,531,414
Williams Cos., Inc.	158,764	5,348,759

		221,415,640

FINANCIALS (12.7%)
Aflac, Inc.	70,557	5,415,250
Allstate Corp.	34,140	3,803,537
American Express Co.	75,935	11,328,743
American International Group, Inc.	92,915	5,630,649
Ameriprise Financial, Inc.	13,394	4,415,734
Aon PLC Cl A	26,478	8,584,697
Arch Capital Group Ltd.*	48,677	3,880,044
Arthur J. Gallagher & Co.	28,127	6,410,987
Assurant, Inc.	6,920	993,574
Bank of America Corp.	902,312	24,705,303
Bank of New York Mellon Corp.	101,645	4,335,159
Berkshire Hathaway, Inc. Cl B*	238,022	83,379,107
BlackRock, Inc. Cl A	18,317	11,841,757
Blackstone, Inc.	92,635	9,924,914
Brown & Brown, Inc.	30,724	2,145,764
Capital One Financial Corp.	49,785	4,831,634
Cboe Global Markets, Inc.	13,772	2,151,324
Charles Schwab Corp.	194,077	10,654,827
Chubb Ltd.	53,608	11,160,113
Cincinnati Financial Corp.	20,472	2,094,081
Citigroup, Inc.	251,338	10,337,532
Citizens Financial Group, Inc.	61,643	1,652,032
CME Group, Inc. Cl A	46,953	9,400,930

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Comerica, Inc.	17,199	714,618
Discover Financial Svcs.	32,623	2,826,130
Everest Group Ltd.	5,665	2,105,511
FactSet Research Systems, Inc.	4,979	2,177,118
Fidelity National Information Svcs., Inc.	77,327	4,273,863
Fifth Third Bancorp	88,868	2,251,026
Fiserv, Inc.*	79,565	8,987,662
FleetCor Technologies, Inc.*	9,653	2,464,797
Franklin Resources, Inc.	37,121	912,434
Global Payments, Inc.	33,934	3,915,644
Globe Life, Inc.	11,349	1,233,977
Goldman Sachs Group, Inc.	43,028	13,922,570
Hartford Financial Svcs. Group, Inc.	39,914	2,830,302
Huntington Bancshares, Inc.	188,974	1,965,330
Intercontinental Exchange, Inc.	74,700	8,218,494
Invesco Ltd.	58,553	850,190
Jack Henry & Associates, Inc.	9,511	1,437,493
JPMorgan Chase & Co.	379,295	55,005,361
KeyCorp.	122,154	1,314,377
Loews Corp.	24,135	1,527,987
M&T Bank Corp.	21,652	2,737,895
MarketAxess Hldgs., Inc.	4,918	1,050,681
Marsh & McLennan Cos., Inc.	64,470	12,268,641
Mastercard, Inc. Cl A	108,592	42,992,659
MetLife, Inc.	82,448	5,186,804
Moody’s Corp.	20,597	6,512,153
Morgan Stanley	166,523	13,599,933
MSCI, Inc. Cl A	10,322	5,296,012
Nasdaq, Inc.	44,246	2,149,913
Northern Trust Corp.	27,018	1,877,211
PayPal Hldgs., Inc.*	143,313	8,378,078
PNC Financial Svcs. Group, Inc.	51,979	6,381,462
Principal Financial Group, Inc.	29,024	2,091,760
Progressive Corp.	76,396	10,641,963
Prudential Financial, Inc.	47,378	4,495,698
Raymond James Financial, Inc.	24,532	2,463,749
Regions Financial Corp.	122,475	2,106,570
S&P Global, Inc.	42,470	15,518,963
State Street Corp.	41,588	2,784,732
Synchrony Financial	54,580	1,668,511
T. Rowe Price Group, Inc.	29,274	3,069,964
Travelers Cos., Inc.	29,881	4,879,866
Truist Financial Corp.	173,846	4,973,734
U.S. Bancorp	203,211	6,718,156
Visa, Inc. Cl A	209,714	48,236,317
Wells Fargo & Co.	477,535	19,512,080
Willis Towers Watson PLC	13,681	2,858,782
WR Berkley Corp.	26,553	1,685,850
Zions Bancorp N.A.	19,335	674,598

		600,825,311

HEALTH CARE (13.2%)
Abbott Laboratories	226,494	21,935,944
AbbVie, Inc.	230,369	34,338,803
Agilent Technologies, Inc.	38,552	4,310,885
Align Technology, Inc.*	9,290	2,836,423
Amgen, Inc.	69,814	18,763,211
Baxter International, Inc.	66,095	2,494,425

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Becton Dickinson & Co.	37,864	9,788,980
Biogen, Inc.*	18,902	4,858,003
Bio-Rad Laboratories, Inc. Cl A*	2,726	977,135
Bio-Techne Corp.	20,548	1,398,702
Boston Scientific Corp.*	191,107	10,090,450
Bristol-Myers Squibb Co.	272,664	15,825,419
Cardinal Health, Inc.	33,230	2,885,029
Catalent, Inc.*	23,529	1,071,275
Cencora, Inc.	21,758	3,915,787
Centene Corp.*	70,672	4,867,887
Charles River Laboratories International, Inc.*	6,692	1,311,498
Cigna Group	38,631	11,051,170
Cooper Cos., Inc.	6,461	2,054,663
CVS Health Corp.	167,636	11,704,346
Danaher Corp.	85,767	21,278,793
DaVita, Inc.*	7,028	664,357
DENTSPLY SIRONA, Inc.	27,633	943,943
Dexcom, Inc.*	50,624	4,723,219
Edwards Lifesciences Corp.*	79,344	5,496,952
Elevance Health, Inc.	30,756	13,391,778
Eli Lilly & Co.	104,076	55,902,342
GE HealthCare Technologies, Inc.	51,053	3,473,646
Gilead Sciences, Inc.	162,626	12,187,192
HCA Healthcare, Inc.	26,269	6,461,649
Henry Schein, Inc.*	17,044	1,265,517
Hologic, Inc.*	31,969	2,218,649
Humana, Inc.	16,172	7,868,001
IDEXX Laboratories, Inc.*	10,835	4,737,820
Illumina, Inc.*	20,661	2,836,342
Incyte Corp.*	24,275	1,402,367
Insulet Corp.*	9,113	1,453,432
Intuitive Surgical, Inc.*	45,858	13,403,835
IQVIA Hldgs., Inc.*	23,901	4,702,522
Johnson & Johnson	314,288	48,950,356
Laboratory Corp. of America Hldgs.	11,564	2,324,942
McKesson Corp.	17,607	7,656,404
Medtronic PLC	173,739	13,614,188
Merck & Co., Inc.	331,191	34,096,113
Mettler-Toledo International, Inc.*	2,854	3,162,432
Moderna, Inc.*	43,216	4,463,781
Molina Healthcare, Inc.*	7,609	2,494,915
Organon & Co.	33,356	579,060
Pfizer, Inc.	736,896	24,442,840
Quest Diagnostics, Inc.	14,649	1,785,127
Regeneron Pharmaceuticals, Inc.*	13,932	11,465,479
ResMed, Inc.	19,177	2,835,703
Revvity, Inc.	16,202	1,793,561
STERIS PLC	12,876	2,825,252
Stryker Corp.	44,115	12,055,306
Teleflex, Inc.	6,133	1,204,583
Thermo Fisher Scientific, Inc.	50,373	25,497,301
UnitedHealth Group, Inc.	120,899	60,956,067
Universal Health Svcs., Inc. Cl B	8,110	1,019,670
Vertex Pharmaceuticals, Inc.*	33,686	11,713,970
Viatris, Inc.	156,560	1,543,682
Waters Corp.*	7,714	2,115,256

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

West Pharmaceutical Svcs., Inc.	9,640	3,617,024
Zimmer Biomet Hldgs., Inc.	27,273	3,060,576
Zoetis, Inc. Cl A	60,079	10,452,544

		626,618,523

INDUSTRIALS (8.2%)
3M Co.	72,045	6,744,853
Alaska Air Group, Inc.*	16,605	615,713
Allegion PLC	11,457	1,193,819
American Airlines Group, Inc.*	85,275	1,092,373
AMETEK, Inc.	30,112	4,449,349
AO Smith Corp.	16,261	1,075,340
Automatic Data Processing, Inc.	53,771	12,936,227
Axon Enterprise, Inc.*	9,172	1,825,136
Boeing Co.*	74,005	14,185,278
Broadridge Financial Solutions, Inc.	15,416	2,760,235
Carrier Global Corp.	109,325	6,034,740
Caterpillar, Inc.	66,583	18,177,159
Ceridian HCM Hldg., Inc.*	20,310	1,378,034
CH Robinson Worldwide, Inc.	15,196	1,308,832
Cintas Corp.	11,287	5,429,160
Copart, Inc.*	113,412	4,886,923
CSX Corp.	261,861	8,052,226
Cummins, Inc.	18,487	4,223,540
Deere & Co.	35,588	13,430,199
Delta Air Lines, Inc.	83,977	3,107,149
Dover Corp.	18,256	2,546,895
Eaton Corp. PLC	52,076	11,106,769
Emerson Electric Co.	74,591	7,203,253
Equifax, Inc.	16,017	2,933,994
Expeditors International of Washington, Inc.	19,303	2,212,703
Fastenal Co.	74,569	4,074,450
FedEx Corp.	30,200	8,000,584
Fortive Corp.	45,945	3,407,281
Generac Hldgs., Inc.*	8,124	885,191
General Dynamics Corp.	29,579	6,536,072
General Electric Co.	142,052	15,703,849
Honeywell International, Inc.	86,658	16,009,199
Howmet Aerospace, Inc.	51,110	2,363,838
Huntington Ingalls Industries, Inc.	5,203	1,064,430
IDEX Corp.	9,867	2,052,533
Illinois Tool Works, Inc.	35,915	8,271,584
Ingersoll Rand, Inc.	52,781	3,363,205
Jacobs Solutions, Inc.	16,434	2,243,241
JB Hunt Transport Svcs., Inc.	10,656	2,008,869
Johnson Controls International PLC	88,794	4,724,729
L-3 Harris Technologies, Inc.	24,685	4,298,152
Leidos Hldgs., Inc.	17,927	1,652,152
Lockheed Martin Corp.	29,253	11,963,307
Masco Corp.	29,357	1,569,132
Nordson Corp.	7,066	1,576,919
Norfolk Southern Corp.	29,629	5,834,839
Northrop Grumman Corp.	18,562	8,170,807
Old Dominion Freight Line, Inc.	11,694	4,784,483
Otis Worldwide Corp.	53,740	4,315,859
PACCAR, Inc.	68,235	5,801,340
Parker-Hannifin Corp.	16,745	6,522,512
Paychex, Inc.	41,881	4,830,136

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Paycom Software, Inc.	6,429	1,666,847
Pentair PLC	21,550	1,395,363
Quanta Svcs., Inc.	18,951	3,545,164
Republic Svcs., Inc. Cl A	26,836	3,824,398
Robert Half, Inc.	13,976	1,024,161
Rockwell Automation, Inc.	14,991	4,285,477
Rollins, Inc.	36,646	1,367,995
RTX Corp.	189,970	13,672,141
Snap-on, Inc.	6,907	1,761,699
Southwest Airlines Co.	77,741	2,104,449
Stanley Black & Decker, Inc.	19,999	1,671,516
Textron, Inc.	25,852	2,020,075
Trane Technologies PLC	29,810	6,048,747
TransDigm Group, Inc.*	7,202	6,072,222
Union Pacific Corp.	79,545	16,197,748
United Airlines Hldgs., Inc.*	42,807	1,810,736
United Parcel Svc., Inc. Cl B	94,400	14,714,128
United Rentals, Inc.	8,912	3,962,008
Verisk Analytics, Inc. Cl A	18,929	4,471,787
Waste Management, Inc.	48,109	7,333,736
Westinghouse Air Brake Technologies Corp.	23,380	2,484,593
WW Grainger, Inc.	5,808	4,018,207
Xylem, Inc.	31,432	2,861,255

		389,253,044

INFORMATION TECHNOLOGY (27.2%)
Accenture PLC Cl A	82,330	25,284,366
Adobe, Inc.*	59,490	30,333,951
Advanced Micro Devices, Inc.*	210,873	21,681,962
Akamai Technologies, Inc.*	19,839	2,113,647
Amphenol Corp. Cl A	77,848	6,538,453
Analog Devices, Inc.	65,444	11,458,590
ANSYS, Inc.*	11,328	3,370,646
Apple, Inc.	1,918,107	328,399,099
Applied Materials, Inc.	109,602	15,174,397
Arista Networks, Inc.*	32,729	6,019,845
Autodesk, Inc.*	27,895	5,771,754
Broadcom, Inc.	53,863	44,737,531
Cadence Design Systems, Inc.*	35,473	8,311,324
CDW Corp.	17,496	3,529,993
Cisco Systems, Inc.	531,866	28,593,116
Cognizant Technology Solutions Corp. Cl A	65,917	4,465,218
Corning, Inc.	100,196	3,052,972
DXC Technology Co.*	26,779	557,807
Enphase Energy, Inc.*	17,797	2,138,310
EPAM Systems, Inc.*	7,565	1,934,295
F5, Inc.*	7,740	1,247,224
Fair Isaac Corp.*	3,244	2,817,511
First Solar, Inc.*	13,943	2,253,049
Fortinet, Inc.*	85,075	4,992,201
Gartner, Inc.*	10,288	3,535,060
Gen Digital, Inc.	73,443	1,298,472
Hewlett Packard Enterprise Co.	168,566	2,927,991
HP, Inc.	113,242	2,910,319
Intel Corp.	546,607	19,431,879
International Business Machines Corp.	118,902	16,681,951
Intuit, Inc.	36,553	18,676,390
Juniper Networks, Inc.	41,943	1,165,596

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Keysight Technologies, Inc.*	23,280	3,080,177
KLA Corp.	17,844	8,184,329
Lam Research Corp.	17,398	10,904,544
Microchip Technology, Inc.	71,045	5,545,062
Micron Technology, Inc.	142,956	9,725,297
Microsoft Corp.	969,713	306,186,880
Monolithic Power Systems, Inc.	6,236	2,881,032
Motorola Solutions, Inc.	21,799	5,934,560
NetApp, Inc.	27,515	2,087,838
NVIDIA Corp.	322,378	140,231,206
NXP Semiconductors N.V.	33,648	6,726,908
ON Semiconductor Corp.*	56,322	5,235,130
Oracle Corp.	205,470	21,763,382
Palo Alto Networks, Inc.*	39,884	9,350,405
PTC, Inc.*	15,510	2,197,457
Qorvo, Inc.*	12,779	1,220,011
QUALCOMM, Inc.	145,657	16,176,666
Roper Technologies, Inc.	13,928	6,745,052
Salesforce, Inc.*	127,124	25,778,205
Seagate Technology Hldgs. PLC	25,174	1,660,225
ServiceNow, Inc.*	26,626	14,882,869
Skyworks Solutions, Inc.	20,804	2,051,066
SolarEdge Technologies, Inc.*	7,382	956,043
Synopsys, Inc.*	19,860	9,115,144
TE Connectivity Ltd.	40,974	5,061,518
Teledyne Technologies, Inc.*	6,144	2,510,316
Teradyne, Inc.	20,102	2,019,447
Texas Instruments, Inc.	118,505	18,843,480
Trimble, Inc.*	32,410	1,745,603
Tyler Technologies, Inc.*	5,492	2,120,681
VeriSign, Inc.*	11,711	2,371,829
Western Digital Corp.*	41,757	1,905,372
Zebra Technologies Corp. Cl A*	6,701	1,584,988

		1,288,187,641

MATERIALS (2.4%)
Air Products & Chemicals, Inc.	28,994	8,216,899
Albemarle Corp.	15,316	2,604,333
Amcor PLC	192,049	1,759,169
Avery Dennison Corp.	10,517	1,921,140
Ball Corp.	41,121	2,047,003
Celanese Corp. Cl A	13,063	1,639,668
CF Industries Hldgs., Inc.	25,183	2,159,190
Corteva, Inc.	92,637	4,739,309
Dow, Inc.	91,764	4,731,352
DuPont de Nemours, Inc.	59,915	4,469,060
Eastman Chemical Co.	15,474	1,187,165
Ecolab, Inc.	33,110	5,608,834
FMC Corp.	16,280	1,090,271
Freeport-McMoRan, Inc.	187,114	6,977,481
International Flavors & Fragrances, Inc.	33,315	2,271,083
International Paper Co.	45,159	1,601,790
Linde PLC	63,685	23,713,110
LyondellBasell Industries N.V. Cl A	33,428	3,165,632
Martin Marietta Materials, Inc.	8,066	3,310,932
Mosaic Co.	43,368	1,543,901
Newmont Corp.	103,726	3,832,676
Nucor Corp.	32,463	5,075,590

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Packaging Corp. of America	11,735	1,801,909
PPG Industries, Inc.	30,739	3,989,922
Sealed Air Corp.	18,845	619,247
Sherwin-Williams Co.	30,877	7,875,179
Steel Dynamics, Inc.	20,322	2,178,925
Vulcan Materials Co.	17,341	3,503,229
Westrock Co.	33,449	1,197,474

		114,831,473

REAL ESTATE (2.3%)
Alexandria Real Estate Equities, Inc.	20,325	2,034,532
American Tower Corp.	60,841	10,005,302
AvalonBay Communities, Inc.	18,536	3,183,373
Boston Properties, Inc.	18,836	1,120,365
Camden Property Trust	13,935	1,317,972
CBRE Group, Inc. Cl A*	40,439	2,986,825
CoStar Group, Inc.*	53,295	4,097,853
Crown Castle, Inc.	56,603	5,209,174
Digital Realty Trust, Inc.	39,509	4,781,379
Equinix, Inc.	12,212	8,869,087
Equity Residential	45,018	2,643,007
Essex Property Trust, Inc.	8,377	1,776,678
Extra Space Storage, Inc.	27,575	3,352,569
Federal Realty Investment Trust	9,576	867,873
Healthpeak Properties, Inc.	71,400	1,310,904
Host Hotels & Resorts, Inc.	92,877	1,492,533
Invitation Homes, Inc.	75,079	2,379,254
Iron Mountain, Inc.	38,092	2,264,569
Kimco Realty Corp.	80,906	1,423,137
Mid-America Apartment Communities, Inc.	15,228	1,959,082
Prologis, Inc.	120,580	13,530,282
Public Storage	20,654	5,442,742
Realty Income Corp.	92,509	4,619,899
Regency Centers Corp.	21,446	1,274,750
SBA Communications Corp. Cl A	14,146	2,831,605
Simon Property Group, Inc.	42,704	4,613,313
UDR, Inc.	39,563	1,411,212
Ventas, Inc.	52,517	2,212,541
VICI Properties, Inc. Cl A	132,270	3,849,057
Welltower, Inc.	67,703	5,546,230
Weyerhaeuser Co.	95,375	2,924,198

		111,331,297

UTILITIES (2.4%)
AES Corp.	87,398	1,328,450
Alliant Energy Corp.	32,984	1,598,075
Ameren Corp.	34,293	2,566,145
American Electric Power Co., Inc.	67,239	5,057,718
American Water Works Co., Inc.	25,408	3,146,273
Atmos Energy Corp.	19,377	2,052,606
CenterPoint Energy, Inc.	82,380	2,211,903
CMS Energy Corp.	38,075	2,022,163
Consolidated Edison, Inc.	45,019	3,850,475
Constellation Energy Corp.	41,973	4,578,415
Dominion Energy, Inc.	109,213	4,878,545
DTE Energy Co.	26,910	2,671,625
Duke Energy Corp.	100,591	8,878,162
Edison International	50,026	3,166,145
Entergy Corp.	27,599	2,552,907

MoA FUNDS - EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Evergy, Inc.	29,980	1,519,986
Eversource Energy	45,562	2,649,430
Exelon Corp.	129,893	4,908,656
FirstEnergy Corp.	67,350	2,302,023
NextEra Energy, Inc.	264,130	15,132,008
NiSource, Inc.	53,937	1,331,165
NRG Energy, Inc.	29,904	1,151,902
PG&E Corp.*	272,943	4,402,571
Pinnacle West Capital Corp.	14,789	1,089,653
PPL Corp.	96,203	2,266,543
Public Svc. Enterprise Group, Inc.	65,143	3,707,288
Sempra	82,136	5,587,712
Southern Co.	142,335	9,211,921
WEC Energy Group, Inc.	41,170	3,316,243
Xcel Energy, Inc.	71,985	4,118,982

		113,255,690

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $2,695,205,206) 99.0%		4,690,464,728

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill	A-1+	5.31	10/05/23	3,900,000	3,897,714
U.S. Treasury Bill	A-1+	5.31	10/24/23	3,800,000	3,787,203
U.S. Treasury Bill (1)	A-1+	5.32	10/10/23	4,600,000	4,593,936
U.S. Treasury Bill	A-1+	5.32	10/31/23	6,200,000	6,172,748
U.S. Treasury Bill	A-1+	5.36	11/30/23	17,300,000	17,149,021
U.S. Treasury Bill	A-1+	5.36	12/07/23	2,000,000	1,980,520

					37,581,142

COMMERCIAL PAPER (0.0%) (2)
John Deere Capital Corp.†	A-1	5.37	10/16/23	1,200,000	1,197,335

U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	A-1+	5.20	10/02/23	3,000,000	2,999,567

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $41,775,535) 0.9%					41,778,044

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		4.58	10/02/23	161,847	161,847

TOTAL TEMPORARY CASH INVESTMENT (Cost: $161,847) 0.0% (2)					161,847

TOTAL INVESTMENTS (Cost: $2,737,142,588) 99.9%					4,732,404,619

OTHER NET ASSETS 0.1%					3,615,941

NET ASSETS 100.0%					$4,736,020,560

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (5.8%)
Activision Blizzard, Inc.	3,195	299,148
Alphabet, Inc. Cl A*	26,494	3,467,005
Alphabet, Inc. Cl C*	22,537	2,971,503
AT&T, Inc.	31,925	479,514
Charter Communications, Inc. Cl A*	454	199,678
Comcast Corp. Cl A	18,379	814,925
EchoStar Corp. Cl A*	10,210	171,018
Electronic Arts, Inc.	1,101	132,560
Fox Corp. Cl A	10,735	334,932
Fox Corp. Cl B	589	17,010
IMAX Corp.*	7,116	137,481
Interpublic Group of Cos., Inc.	1,719	49,267
Live Nation Entertainment, Inc.*	633	52,564
Match Group, Inc.*	1,242	48,655
Meta Platforms, Inc. Cl A*	9,925	2,979,584
Netflix, Inc.*	1,979	747,270
News Corp. Cl A	1,701	34,122
News Corp. Cl B	516	10,769
Omnicom Group, Inc.	882	65,691
Paramount Global Cl B	2,153	27,774
Take-Two Interactive Software, Inc.*	5,488	770,460
TEGNA, Inc.	39,550	576,244
T-Mobile US, Inc.*	2,312	323,796
Verizon Communications, Inc.	18,774	608,465
Walt Disney Co.*	8,171	662,260
Warner Bros Discovery, Inc.*	28,464	309,119
ZipRecruiter, Inc. Cl A*	4,124	49,447

		16,340,261

CONSUMER DISCRETIONARY (10.4%)
Airbnb, Inc. Cl A*	1,904	261,248
Amazon.com, Inc.*	40,546	5,154,208
Aptiv PLC*	3,028	298,531
AutoZone, Inc.*	460	1,168,395
Bath & Body Works, Inc.	1,022	34,544
Best Buy Co., Inc.	867	60,231
Bloomin’ Brands, Inc.	38,516	947,108
Booking Hldgs., Inc.*	159	490,348
BorgWarner, Inc.	1,050	42,389
Caesars Entertainment, Inc.*	6,064	281,066
Capri Hldgs. Ltd.*	13,268	698,030
CarMax, Inc.*	707	50,006
Carnival Corp.*	4,498	61,713
Chipotle Mexican Grill, Inc. Cl A*	123	225,315
Darden Restaurants, Inc.	4,093	586,199
Domino’s Pizza, Inc.	157	59,470
DR Horton, Inc.	1,360	146,159
eBay, Inc.	2,376	104,758
Etsy, Inc.*	549	35,454
Everi Hldgs., Inc.*	18,501	244,583
Expedia Group, Inc.*	616	63,491
Five Below, Inc.*	4,806	773,285
Ford Motor Co.	17,556	218,046
Fox Factory Hldg. Corp.*	2,447	242,449
Garmin Ltd.	684	71,957

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

General Motors Co.	6,144	202,568
Genuine Parts Co.	627	90,526
Golden Entertainment, Inc.	17,832	609,498
Hasbro, Inc.	582	38,494
Hilton Worldwide Hldgs., Inc.	1,168	175,410
Home Depot, Inc.	4,490	1,356,698
Las Vegas Sands Corp.	1,468	67,293
Lennar Corp. Cl A	1,128	126,595
Lithia Motors, Inc. Cl A	1,167	344,650
LKQ Corp.	1,195	59,164
Lowe’s Cos., Inc.	2,617	543,917
Marriott International, Inc. Cl A	1,119	219,951
Marriott Vacations Worldwide Corp.	9,151	920,865
McDonald’s Corp.	3,254	857,234
MGM Resorts International	1,254	46,097
Mohawk Industries, Inc.*	236	20,251
Murphy USA, Inc.	239	81,674
NIKE, Inc. Cl B	5,471	523,137
Norwegian Cruise Line Hldgs. Ltd.*	1,900	31,312
NVR, Inc.*	98	584,403
Ollie’s Bargain Outlet Hldgs., Inc.*	13,841	1,068,248
O’Reilly Automotive, Inc.*	270	245,392
Pool Corp.	174	61,961
PulteGroup, Inc.	980	72,569
Ralph Lauren Corp. Cl A	180	20,896
Ross Stores, Inc.	1,521	171,797
Royal Caribbean Cruises Ltd.*	1,052	96,931
Skyline Champion Corp.*	2,738	174,465
Sonic Automotive, Inc. Cl A	13,101	625,704
Starbucks Corp.	5,115	466,846
Steven Madden Ltd.	4,278	135,912
Tapestry, Inc.	1,035	29,756
Taylor Morrison Home Corp. Cl A*	25,772	1,098,145
Tesla, Inc.*	12,331	3,085,463
TJX Cos., Inc.	5,132	456,132
Tractor Supply Co.	3,514	713,518
Ulta Beauty, Inc.*	222	88,678
Valvoline, Inc.	15,665	505,040
VF Corp.	1,476	26,081
Whirlpool Corp.	245	32,757
Williams-Sonoma, Inc.	2,219	344,833
Wynn Resorts Ltd.	432	39,921
XPEL, Inc.*	3,343	257,779
Yum! Brands, Inc.	1,251	156,300

		29,193,844

CONSUMER STAPLES (5.4%)
Altria Group, Inc.	7,925	333,246
Archer-Daniels-Midland Co.	2,394	180,555
BJ’s Wholesale Club Hldgs., Inc.*	3,083	220,034
Boston Beer Co., Inc. Cl A*	521	202,945
Brown-Forman Corp. Cl B	817	47,133
Bunge Ltd.	673	72,852
Campbell Soup Co.	879	36,109
Church & Dwight Co., Inc.	7,199	659,644
Clorox Co.	553	72,476
Coca-Cola Co.	17,380	972,932
Coca-Cola Consolidated, Inc.	264	167,988

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Colgate-Palmolive Co.	3,692	262,538
Conagra Brands, Inc.	2,134	58,514
Constellation Brands, Inc. Cl A	4,385	1,102,082
Costco Wholesale Corp.	1,979	1,118,056
Crimson Wine Group Ltd.*	40,932	245,797
Dollar General Corp.	979	103,578
Dollar Tree, Inc.*	935	99,531
Estee Lauder Cos., Inc. Cl A	1,035	149,609
Freshpet, Inc.*	8,792	579,217
General Mills, Inc.	2,613	167,206
Hershey Co.	669	133,854
Hormel Foods Corp.	1,293	49,173
J M Smucker Co.	456	56,047
Kellogg Co.	1,177	70,043
Kenvue, Inc.	7,696	154,536
Keurig Dr Pepper, Inc.	4,493	141,844
Kimberly-Clark Corp.	1,510	182,484
Kraft Heinz Co.	3,565	119,927
Kroger Co.	2,949	131,968
Lamb Weston Hldgs., Inc.	651	60,191
McCormick & Co., Inc.	1,121	84,792
Molson Coors Beverage Co. Cl B	829	52,716
Mondelez International, Inc. Cl A	6,075	421,605
Monster Beverage Corp.*	3,321	175,847
PepsiCo, Inc.	6,147	1,041,548
Philip Morris International, Inc.	6,932	641,765
Procter & Gamble Co.	10,527	1,535,468
Sysco Corp.	2,256	149,009
Target Corp.	2,061	227,885
TreeHouse Foods, Inc.*	38,897	1,695,131
Tyson Foods, Inc. Cl A	1,275	64,375
Walgreens Boots Alliance, Inc.	3,200	71,168
Walmart, Inc.	6,373	1,019,234

		15,132,652

ENERGY (5.3%)
APA Corp.	1,372	56,389
Baker Hughes Co. Cl A	29,909	1,056,386
ChampionX Corp.	40,728	1,450,731
Cheniere Energy, Inc.	3,022	501,531
Chesapeake Energy Corp.	8,168	704,327
Chevron Corp.	7,923	1,335,976
ConocoPhillips	5,348	640,690
Coterra Energy, Inc.	3,382	91,483
Devon Energy Corp.	10,344	493,409
Diamondback Energy, Inc.	799	123,749
EOG Resources, Inc.	2,600	329,576
EQT Corp.	15,440	626,555
Exxon Mobil Corp.	17,877	2,101,978
Halliburton Co.	4,013	162,527
Hess Corp.	3,380	517,140
Kinder Morgan, Inc.	8,657	143,533
Marathon Oil Corp.	2,705	72,359
Marathon Petroleum Corp.	1,786	270,293
MPLX LP*	4,674	166,254
Murphy Oil Corp.	3,138	142,308
Northern Oil & Gas, Inc.	14,705	591,582
Occidental Petroleum Corp.	2,963	192,240

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

ONEOK, Inc.	2,601	164,981
Ovintiv, Inc.	10,443	496,774
Phillips 66	1,988	238,858
Pioneer Natural Resources Co.	1,041	238,962
Schlumberger N.V.	6,346	369,972
Southwestern Energy Co.*	91,926	592,923
Targa Resources Corp.	999	85,634
Valero Energy Corp.	1,577	223,477
Williams Cos., Inc.	21,331	718,641

		14,901,238

FINANCIALS (13.5%)
Aflac, Inc.	2,414	185,274
Allstate Corp.	1,168	130,127
American Equity Investment Life Hldg. Co.	6,989	374,890
American Express Co.	2,598	387,596
American Financial Group, Inc.	3,947	440,761
American International Group, Inc.	3,179	192,647
Ameriprise Financial, Inc.	3,875	1,277,510
Aon PLC Cl A	906	293,743
Arch Capital Group Ltd.*	1,665	132,717
Argo Group International Hldgs. Ltd.	5,630	167,999
Arthur J. Gallagher & Co.	962	219,269
Assurant, Inc.	237	34,028
Bank of America Corp.	30,872	845,275
Bank of Marin Bancorp	4,928	90,084
Bank of New York Mellon Corp.	3,478	148,337
Banner Corp.	8,933	378,581
Berkshire Hathaway, Inc. Cl B*	8,144	2,852,843
BlackRock, Inc. Cl A	627	405,349
Blackstone, Inc.	3,169	339,527
Brookline Bancorp, Inc.	28,812	262,477
Brown & Brown, Inc.	9,720	678,845
Capital One Financial Corp.	1,703	165,276
Cboe Global Markets, Inc.	471	73,575
Charles Schwab Corp.	6,640	364,536
Chubb Ltd.	1,834	381,802
Cincinnati Financial Corp.	700	71,603
Citigroup, Inc.	8,599	353,677
Citizens Financial Group, Inc.	2,109	56,521
CME Group, Inc. Cl A	1,606	321,553
Comerica, Inc.	588	24,431
Dime Community Bancshares, Inc.	6,762	134,970
Discover Financial Svcs.	3,020	261,623
Eastern Bankshares, Inc.	39,384	493,875
Ellington Financial, Inc.	26,882	335,219
Enterprise Financial Svcs. Corp.	10,020	375,750
Essent Group Ltd.	11,686	552,631
Euronet Worldwide, Inc.*	8,333	661,474
Everest Group Ltd.	1,136	422,217
FactSet Research Systems, Inc.	170	74,334
Fidelity National Information Svcs., Inc.	2,646	146,244
Fifth Third Bancorp	22,310	565,112
First Financial Bankshares, Inc.	9,597	241,077
First Interstate BancSystem, Inc. Cl A	15,570	388,316
Fiserv, Inc.*	2,722	307,477
FleetCor Technologies, Inc.*	330	84,262
Flywire Corp.*	3,159	100,740

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Franklin Resources, Inc.	1,270	31,217
Global Payments, Inc.	1,161	133,968
Globe Life, Inc.	388	42,187
Goldman Sachs Group, Inc.	1,472	476,295
Goosehead Insurance, Inc. Cl A*	3,661	272,854
Green Dot Corp. Cl A*	12,491	174,000
Hancock Whitney Corp.	11,602	429,158
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,547	53,996
Hartford Financial Svcs. Group, Inc.	13,148	932,325
Home BancShares, Inc.	19,201	402,069
Houlihan Lokey, Inc. Cl A	2,331	249,697
Huntington Bancshares, Inc.	6,466	67,246
Intercontinental Exchange, Inc.	2,556	281,211
Invesco Ltd.	2,003	29,084
iShares Micro-Cap ETF	2,118	212,012
iShares Russell 2000 Growth ETF	1,230	275,704
iShares Russell Mid-Cap ETF	3,651	252,832
Jack Henry & Associates, Inc.	325	49,120
JPMorgan Chase & Co.	12,977	1,881,925
KeyCorp.	18,489	198,942
Lakeland Financial Corp.	2,198	104,317
Loews Corp.	826	52,294
M&T Bank Corp.	4,024	508,835
MarketAxess Hldgs., Inc.	168	35,892
Marsh & McLennan Cos., Inc.	2,206	419,802
Mastercard, Inc. Cl A	3,715	1,470,806
MetLife, Inc.	2,821	177,469
Moelis & Co. Cl A	4,194	189,275
Moody’s Corp.	705	222,900
Morgan Stanley	5,698	465,356
MSCI, Inc. Cl A	353	181,117
Nasdaq, Inc.	1,514	73,565
Northern Trust Corp.	924	64,200
PayPal Hldgs., Inc.*	4,903	286,629
PJT Partners, Inc. Cl A	3,151	250,315
PNC Financial Svcs. Group, Inc.	1,778	218,285
Primerica, Inc.	5,555	1,077,726
Principal Financial Group, Inc.	993	71,566
Progressive Corp.	2,614	364,130
Prudential Financial, Inc.	1,621	153,817
Raymond James Financial, Inc.	6,543	657,113
Regions Financial Corp.	4,190	72,068
Reinsurance Group of America, Inc.	1,694	245,952
S&P Global, Inc.	1,453	530,941
Selective Insurance Group, Inc.	8,454	872,199
Starwood Property Trust, Inc.	27,907	540,000
State Street Corp.	1,423	95,284
Stifel Financial Corp.	2,782	170,926
Stock Yards Bancorp, Inc.	6,382	250,749
Synchrony Financial	5,932	181,341
T. Rowe Price Group, Inc.	1,002	105,080
Travelers Cos., Inc.	1,022	166,903
TriCo Bancshares	6,626	212,231
Truist Financial Corp.	5,948	170,172
U.S. Bancorp	6,953	229,866
UMB Financial Corp.	4,784	296,847
Visa, Inc. Cl A	7,175	1,650,322

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Voya Financial, Inc.	8,418	559,376
Webster Financial Corp.	6,541	263,668
Wells Fargo & Co.	16,339	667,612
Willis Towers Watson PLC	468	97,793
WR Berkley Corp.	908	57,649
Zions Bancorporation	662	23,097

		37,747,501

HEALTH CARE (12.2%)
Abbott Laboratories	7,749	750,491
AbbVie, Inc.	7,882	1,174,891
Addus HomeCare Corp.*	4,832	411,638
Agilent Technologies, Inc.	4,859	543,333
Align Technology, Inc.*	1,075	328,219
Alkermes PLC*	4,137	115,877
Alnylam Pharmaceuticals, Inc.*	1,074	190,205
Amgen, Inc.	2,389	642,068
Amicus Therapeutics, Inc.*	11,223	136,472
AMN Healthcare Svcs., Inc.*	2,816	239,867
Amphastar Pharmaceuticals, Inc.*	5,540	254,785
Apellis Pharmaceuticals, Inc.*	2,733	103,963
Arrowhead Pharmaceuticals, Inc.*	2,839	76,284
Avidity Biosciences, Inc.*	8,726	55,672
Axsome Therapeutics, Inc.*	2,391	167,107
Baxter International, Inc.	2,261	85,330
Becton Dickinson & Co.	1,296	335,055
BioCryst Pharmaceuticals, Inc.*	14,653	103,743
Biogen, Inc.*	1,842	473,412
Bio-Rad Laboratories, Inc. Cl A*	93	33,336
Bio-Techne Corp.	703	47,853
Blueprint Medicines Corp.*	2,087	104,809
Boston Scientific Corp.*	6,539	345,259
Bristol-Myers Squibb Co.	9,329	541,455
Cardinal Health, Inc.	1,137	98,714
Catalent, Inc.*	805	36,652
Cencora, Inc.	744	133,898
Centene Corp.*	5,641	388,552
Charles River Laboratories International, Inc.*	229	44,879
Chemed Corp.	570	296,229
Cigna Group	1,322	378,185
Collegium Pharmaceutical, Inc.*	7,562	169,011
CONMED Corp.	1,780	179,513
Cooper Cos., Inc.	221	70,280
Corcept Therapeutics, Inc.*	6,140	167,284
CVS Health Corp.	5,736	400,488
Danaher Corp.	2,935	728,174
DaVita, Inc.*	240	22,687
DENTSPLY SIRONA, Inc.	945	32,281
Dexcom, Inc.*	3,963	369,748
Edwards Lifesciences Corp.*	2,715	188,095
Elevance Health, Inc.	1,052	458,062
Eli Lilly & Co.	3,561	1,912,720
Encompass Health Corp.	7,524	505,312
Envista Hldgs. Corp.*	7,210	201,015
Exact Sciences Corp.*	2,228	151,994
Fortrea Hldgs., Inc.*	1,464	41,856
GE HealthCare Technologies, Inc.	1,747	118,866
Gilead Sciences, Inc.	5,564	416,966

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Halozyme Therapeutics, Inc.*	4,543	173,543
HCA Healthcare, Inc.	899	221,136
HealthEquity, Inc.*	2,827	206,512
Henry Schein, Inc.*	583	43,288
Heron Therapeutics, Inc.*	14,781	15,224
Hologic, Inc.*	1,094	75,924
Humana, Inc.	934	454,410
IDEXX Laboratories, Inc.*	890	389,170
Illumina, Inc.*	707	97,057
Incyte Corp.*	831	48,007
Insmed, Inc.*	6,317	159,504
Inspire Medical Systems, Inc.*	241	47,824
Insulet Corp.*	1,161	185,168
Intra-Cellular Therapies, Inc.*	3,424	178,356
Intuitive Surgical, Inc.*	1,569	458,603
IQVIA Hldgs., Inc.*	818	160,942
iRhythm Technologies, Inc.*	1,616	152,324
Johnson & Johnson	10,753	1,674,780
Karuna Therapeutics, Inc.*	505	85,391
Krystal Biotech, Inc.*	2,459	285,244
Laboratory Corp. of America Hldgs.	1,860	373,953
Lantheus Hldgs., Inc.*	3,213	223,239
LeMaitre Vascular, Inc.	2,363	128,736
Madrigal Pharmaceuticals, Inc.*	887	129,538
McKesson Corp.	602	261,780
Medtronic PLC	5,944	465,772
Merck & Co., Inc.	11,332	1,166,629
Mettler-Toledo International, Inc.*	381	422,175
Moderna, Inc.*	1,479	152,766
ModivCare, Inc.*	1,819	57,317
Molina Healthcare, Inc.*	260	85,251
NanoString Technologies, Inc.*	6,860	11,799
Neogen Corp.*	8,152	151,138
NextGen Healthcare, Inc.*	32,098	761,686
Omnicell, Inc.*	2,309	103,997
Organon & Co.	1,141	19,808
Orthofix Medical, Inc.*	10,076	129,577
OrthoPediatrics Corp.*	2,862	91,584
Penumbra, Inc.*	861	208,285
Pfizer, Inc.	25,213	836,315
Quest Diagnostics, Inc.	501	61,052
QuidelOrtho Corp.*	2,880	210,355
Regeneron Pharmaceuticals, Inc.*	477	392,552
Repligen Corp.*	960	152,650
ResMed, Inc.	656	97,003
Revvity, Inc.	554	61,328
Roivant Sciences Ltd.*	7,850	91,688
Shockwave Medical, Inc.*	384	76,454
Silk Road Medical, Inc.*	4,536	67,995
Simulations Plus, Inc.	4,520	188,484
STAAR Surgical Co.*	1,679	67,462
STERIS PLC	441	96,764
Stryker Corp.	1,509	412,364
Supernus Pharmaceuticals, Inc.*	21,925	604,472
Tactile Systems Technology, Inc.*	6,698	94,107
Teleflex, Inc.	210	41,246
Tenet Healthcare Corp.*	2,893	190,620

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Thermo Fisher Scientific, Inc.	1,724	872,637
Ultragenyx Pharmaceutical, Inc.*	2,714	96,754
UnitedHealth Group, Inc.	4,137	2,085,834
Universal Health Svcs., Inc. Cl B	277	34,827
Veeva Systems, Inc. Cl A*	1,601	325,723
Vericel Corp.*	10,335	346,429
Vertex Pharmaceuticals, Inc.*	1,153	400,944
Viatris, Inc.	5,357	52,820
Waters Corp.*	264	72,391
West Pharmaceutical Svcs., Inc.	330	123,819
Xencor, Inc.*	2,873	57,891
Zimmer Biomet Hldgs., Inc.	6,610	741,774
Zoetis, Inc. Cl A	2,056	357,703

		34,142,479

INDUSTRIALS (13.2%)
3M Co.	2,465	230,773
Advanced Drainage Systems, Inc.	3,368	383,379
Alaska Air Group, Inc.*	12,507	463,760
Allegion PLC	392	40,846
American Airlines Group, Inc.*	2,918	37,380
AMETEK, Inc.	1,030	152,193
AO Smith Corp.	556	36,768
Arcosa, Inc.	7,494	538,819
Atkore, Inc.*	2,085	311,061
Automatic Data Processing, Inc.	1,840	442,667
Axon Enterprise, Inc.*	3,265	649,702
Bloom Energy Corp. Cl A*	27,371	362,939
Boeing Co.*	2,532	485,334
Broadridge Financial Solutions, Inc.	527	94,359
Builders FirstSource, Inc.*	1,720	214,123
Carlisle Cos., Inc.	3,164	820,299
Carrier Global Corp.	3,741	206,503
Casella Waste Systems, Inc. Cl A*	3,592	274,070
Caterpillar, Inc.	2,278	621,894
Ceridian HCM Hldg., Inc.*	695	47,156
CH Robinson Worldwide, Inc.	520	44,788
Chart Industries, Inc.*	4,352	736,010
Cintas Corp.	386	185,670
Clean Harbors, Inc.*	5,432	909,100
Copart, Inc.*	3,880	167,189
Crane Co.	5,350	475,294
CSX Corp.	8,959	275,489
Cummins, Inc.	633	144,615
Deere & Co.	1,218	459,649
Delta Air Lines, Inc.	2,873	106,301
Deluxe Corp.	24,293	458,895
Dover Corp.	6,171	860,916
Ducommun, Inc.*	5,731	249,356
Eaton Corp. PLC	1,782	380,065
EMCOR Group, Inc.	2,385	501,780
Emerson Electric Co.	2,552	246,447
Encore Wire Corp.	1,419	258,911
EnPro Industries, Inc.	5,928	718,414
Equifax, Inc.	548	100,383
ESCO Technologies, Inc.	10,530	1,099,753
ExlService Hldgs., Inc.*	6,015	168,661
Expeditors International of Washington, Inc.	660	75,656

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Fastenal Co.	2,551	139,387
Federal Signal Corp.	8,873	529,984
FedEx Corp.	1,033	273,662
Fortive Corp.	1,572	116,580
Franklin Electric Co., Inc.	3,505	312,751
Generac Hldgs., Inc.*	1,946	212,036
General Dynamics Corp.	1,012	223,622
General Electric Co.	4,860	537,273
Graco, Inc.	5,188	378,101
HEICO Corp. Cl A	2,052	265,159
Honeywell International, Inc.	2,965	547,754
Howmet Aerospace, Inc.	1,749	80,891
Huntington Ingalls Industries, Inc.	178	36,415
Huron Consulting Group, Inc.*	3,768	392,475
ICF International, Inc.	7,002	845,912
IDEX Corp.	338	70,311
Illinois Tool Works, Inc.	1,229	283,051
Ingersoll Rand, Inc.	1,806	115,078
Jacobs Solutions, Inc.	3,741	510,646
Janus International Group, Inc.*	10,437	111,676
JB Hunt Transport Svcs., Inc.	365	68,810
Johnson Controls International PLC	3,038	161,652
KBR, Inc.	16,843	992,726
Korn Ferry	3,177	150,717
L-3 Harris Technologies, Inc.	2,225	387,417
Leidos Hldgs., Inc.	2,178	200,724
Lockheed Martin Corp.	1,001	409,369
Masco Corp.	1,004	53,664
Masonite International Corp.*	2,990	278,728
Maximus, Inc.	2,058	153,691
Mercury Systems, Inc.*	4,610	170,985
Miller Industries, Inc.	20,528	804,903
Montrose Environmental Group, Inc.*	2,549	74,584
Mueller Industries, Inc.	18,415	1,384,071
Nordson Corp.	242	54,007
Norfolk Southern Corp.	1,014	199,687
Northrop Grumman Corp.	635	279,521
Old Dominion Freight Line, Inc.	2,079	850,602
Oshkosh Corp.	2,444	233,231
Otis Worldwide Corp.	1,839	147,690
PACCAR, Inc.	2,335	198,522
Parker-Hannifin Corp.	573	223,195
Paychex, Inc.	1,433	165,268
Paycom Software, Inc.	220	57,039
Pentair PLC	737	47,721
Quanta Svcs., Inc.	4,037	755,202
Republic Svcs., Inc. Cl A	918	130,824
Robert Half, Inc.	478	35,028
Rockwell Automation, Inc.	513	146,651
Rollins, Inc.	1,254	46,812
RTX Corp.	6,500	467,805
Saia, Inc.*	1,325	528,211
Snap-on, Inc.	236	60,194
Southwest Airlines Co.	2,660	72,006
Stanley Black & Decker, Inc.	3,140	262,441
Textron, Inc.	885	69,154
Trane Technologies PLC	1,020	206,968

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

TransDigm Group, Inc.*	246	207,410
TransUnion	3,541	254,208
Trex Co., Inc.*	8,625	531,559
UFP Industries, Inc.	10,077	1,031,885
Union Pacific Corp.	2,722	554,281
United Airlines Hldgs., Inc.*	1,465	61,969
United Parcel Svc., Inc. Cl B	3,230	503,460
United Rentals, Inc.	305	135,594
Verisk Analytics, Inc. Cl A	648	153,084
Vicor Corp.*	2,774	163,361
VSE Corp.	13,683	690,171
Waste Management, Inc.	1,646	250,916
Werner Enterprises, Inc.	8,360	325,622
Westinghouse Air Brake Technologies Corp.	800	85,016
WW Grainger, Inc.	538	372,210
Xylem, Inc.	1,075	97,857

		36,968,554

INFORMATION TECHNOLOGY (21.1%)
Accenture PLC Cl A	2,817	865,129
Adeia, Inc.	29,688	317,068
Adobe, Inc.*	2,035	1,037,646
Advanced Energy Industries, Inc.	1,682	173,448
Advanced Micro Devices, Inc.*	7,215	741,846
Akamai Technologies, Inc.*	679	72,341
Altair Engineering, Inc. Cl A*	2,548	159,403
Amphenol Corp. Cl A	8,221	690,482
Analog Devices, Inc.	2,239	392,027
ANSYS, Inc.*	388	115,449
Apple, Inc.	65,627	11,235,999
Applied Materials, Inc.	3,750	519,187
Arista Networks, Inc.*	1,120	206,002
Asana, Inc. Cl A*	4,544	83,201
Autodesk, Inc.*	954	197,392
Axcelis Technologies, Inc.*	815	132,886
BlackLine, Inc.*	1,996	110,718
Broadcom, Inc.	1,843	1,530,759
C3.ai, Inc. Cl A*	5,664	144,545
Cadence Design Systems, Inc.*	1,214	284,440
Calix, Inc.*	3,220	147,605
CDW Corp.	599	120,854
Ciena Corp.*	5,183	244,949
Cisco Systems, Inc.	18,198	978,324
Cognizant Technology Solutions Corp. Cl A	2,255	152,754
Cohu, Inc.*	3,056	105,249
Corning, Inc.	3,428	104,451
Couchbase, Inc.*	5,479	94,020
Crane NXT Co.	4,872	270,737
Credo Technology Group Hldg. Ltd.*	9,180	139,995
CyberArk Software Ltd.*	2,910	476,571
Digi International, Inc.*	4,553	122,931
DXC Technology Co.*	16,025	333,801
Enphase Energy, Inc.*	609	73,171
EPAM Systems, Inc.*	1,378	352,341
F5, Inc.*	265	42,702
Fabrinet*	1,759	293,085
Fair Isaac Corp.*	111	96,407
First Solar, Inc.*	477	77,078

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Five9, Inc.*	9,282	596,833
Fortinet, Inc.*	2,911	170,817
Gartner, Inc.*	352	120,951
Gen Digital, Inc.	2,513	44,430
Grid Dynamics Hldgs., Inc.*	9,596	116,879
Guidewire Software, Inc.*	1,817	163,530
Harmonic, Inc.*	14,965	144,113
Hewlett Packard Enterprise Co.	21,455	372,673
HP, Inc.	3,875	99,587
indie Semiconductor, Inc. Cl A*	22,511	141,819
Intel Corp.	18,702	664,856
International Business Machines Corp.	4,068	570,740
Intuit, Inc.	1,251	639,186
Juniper Networks, Inc.	1,435	39,879
Keysight Technologies, Inc.*	797	105,451
KLA Corp.	611	280,241
Lam Research Corp.	595	372,928
MaxLinear, Inc. Cl A*	12,445	276,901
Microchip Technology, Inc.	7,411	578,429
Micron Technology, Inc.	4,891	332,735
Microsoft Corp.	33,178	10,475,953
MKS Instruments, Inc.	1,714	148,330
Model N, Inc.*	4,089	99,812
MongoDB, Inc. Cl A*	704	243,485
Monolithic Power Systems, Inc.	1,176	543,312
Motorola Solutions, Inc.	1,890	514,534
NetApp, Inc.	941	71,403
Novanta, Inc.*	1,677	240,549
NVIDIA Corp.	11,030	4,797,940
NXP Semiconductors N.V.	1,151	230,108
Okta, Inc. Cl A*	4,079	332,479
ON Semiconductor Corp.*	1,927	179,115
Onto Innovation, Inc.*	2,007	255,933
Oracle Corp.	7,030	744,618
Palo Alto Networks, Inc.*	3,298	773,183
PDF Solutions, Inc.*	7,133	231,109
Perficient, Inc.*	2,716	157,148
PTC, Inc.*	3,937	557,794
Q2 Hldgs., Inc.*	3,223	104,006
Qorvo, Inc.*	437	41,720
QUALCOMM, Inc.	4,984	553,523
Qualys, Inc.*	907	138,363
Rambus, Inc.*	3,731	208,152
Rapid7, Inc.*	4,980	227,984
Roper Technologies, Inc.	477	231,002
Salesforce, Inc.*	4,350	882,093
Seagate Technology Hldgs. PLC	861	56,783
ServiceNow, Inc.*	911	509,213
Silicon Laboratories, Inc.*	1,016	117,744
Skyworks Solutions, Inc.	712	70,196
SolarEdge Technologies, Inc.*	253	32,766
Splunk, Inc.*	2,920	427,050
Sprinklr, Inc. Cl A*	5,219	72,231
Super Micro Computer, Inc.*	1,581	433,542
Synaptics, Inc.*	1,736	155,268
Synopsys, Inc.*	1,559	715,534
TE Connectivity Ltd.	1,402	173,189

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Teledyne Technologies, Inc.*	2,095	855,975
Tenable Hldgs., Inc.*	3,901	174,765
Teradyne, Inc.	5,845	587,189
Texas Instruments, Inc.	4,055	644,786
Trimble, Inc.*	1,109	59,731
TTM Technologies, Inc.*	9,551	123,017
Tyler Technologies, Inc.*	188	72,594
Varonis Systems, Inc. Cl B*	5,827	177,957
VeriSign, Inc.*	401	81,215
Viasat, Inc.*	34,394	634,913
Western Digital Corp.*	1,429	65,205
Workiva, Inc. Cl A*	1,730	175,318
Xperi, Inc.*	11,613	114,504
Zebra Technologies Corp. Cl A*	229	54,165
Zuora, Inc. Cl A*	40,664	335,071

		58,973,540

MATERIALS (3.6%)
Air Products & Chemicals, Inc.	992	281,133
Albemarle Corp.	1,282	217,991
Amcor PLC	6,571	60,190
Ashland, Inc.	9,699	792,214
ATI, Inc.*	7,395	304,304
Avery Dennison Corp.	360	65,761
Avient Corp.	9,663	341,297
Axalta Coating Systems Ltd.*	8,039	216,249
Ball Corp.	1,407	70,040
Celanese Corp. Cl A	447	56,107
CF Industries Hldgs., Inc.	862	73,908
Corteva, Inc.	3,170	162,177
Crown Hldgs., Inc.	17,286	1,529,465
Dow, Inc.	3,140	161,898
DuPont de Nemours, Inc.	2,050	152,910
Eastman Chemical Co.	529	40,585
Ecolab, Inc.	1,133	191,930
FMC Corp.	4,811	322,193
Freeport-McMoRan, Inc.	9,968	371,707
Innospec, Inc.	1,965	200,823
International Flavors & Fragrances, Inc.	1,140	77,714
International Paper Co.	1,545	54,801
Kaiser Aluminum Corp.	6,591	496,039
Linde PLC	2,179	811,351
Livent Corp.*	5,385	99,138
LyondellBasell Industries N.V. Cl A	1,144	108,337
Martin Marietta Materials, Inc.	276	113,292
Materion Corp.	3,844	391,742
Mosaic Co.	1,484	52,830
Newmont Corp.	6,789	250,854
Nucor Corp.	1,111	173,705
Orion S.A.	8,274	176,071
Packaging Corp. of America	2,916	447,752
PPG Industries, Inc.	1,052	136,550
Sealed Air Corp.	645	21,195
Sherwin-Williams Co.	1,056	269,333
Steel Dynamics, Inc.	2,891	309,973
Vulcan Materials Co.	2,389	482,626
Westrock Co.	1,144	40,955

		10,127,140

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

REAL ESTATE (3.9%)
Alexander’s, Inc.	653	118,996
Alexandria Real Estate Equities, Inc.	4,121	412,512
American Tower Corp.	2,082	342,385
Americold Realty Trust, Inc.	5,192	157,889
Apartment Income REIT Corp.	9,573	293,891
Apartment Investment & Management Co. Cl A*	26,095	177,446
AvalonBay Communities, Inc.	2,400	412,176
Boston Properties, Inc.	644	38,305
Brandywine Realty Trust	11,905	54,049
Camden Property Trust	2,999	283,645
CBRE Group, Inc. Cl A*	1,384	102,222
CoStar Group, Inc.*	1,823	140,171
Cousins Properties, Inc.	8,593	175,039
Crown Castle, Inc.	1,937	178,262
CTO Realty Growth, Inc.	7,029	113,940
Digital Realty Trust, Inc.	1,352	163,619
Easterly Government Properties, Inc. Cl A	17,641	201,637
EastGroup Properties, Inc.	852	141,884
Equinix, Inc.	418	303,577
Equity Commonwealth	12,938	237,671
Equity Residential	1,540	90,413
Essex Property Trust, Inc.	287	60,870
Extra Space Storage, Inc.	2,349	285,591
Federal Realty Investment Trust	328	29,727
Gaming & Leisure Properties, Inc.	6,868	312,837
Healthcare Realty Trust, Inc. Cl A	8,876	135,537
Healthpeak Properties, Inc.	13,495	247,768
Highwoods Properties, Inc.	6,812	140,395
Host Hotels & Resorts, Inc.	22,747	365,544
Invitation Homes, Inc.	2,569	81,412
Iron Mountain, Inc.	1,303	77,463
Kilroy Realty Corp.	1,899	60,027
Kimco Realty Corp.	2,768	48,689
LXP Industrial Trust	21,996	195,764
Mid-America Apartment Communities, Inc.	521	67,027
Phillips Edison & Co., Inc.	3,675	123,260
Physicians Realty Trust	22,638	275,957
PotlatchDeltic Corp.	10,234	464,521
Prologis, Inc.	4,126	462,978
Public Storage	707	186,309
Realty Income Corp.	7,080	353,575
Regency Centers Corp.	734	43,629
Ryman Hospitality Properties, Inc.	2,157	179,635
Sabra Health Care REIT, Inc.	24,512	341,697
SBA Communications Corp. Cl A	2,168	433,969
Simon Property Group, Inc.	1,461	157,832
Sun Communities, Inc.	1,879	222,361
UDR, Inc.	1,354	48,297
Ventas, Inc.	5,127	216,001
VICI Properties, Inc. Cl A	4,526	131,707
Welltower, Inc.	8,339	683,131
Weyerhaeuser Co.	12,952	397,108

		10,970,347

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

UTILITIES (3.3%)
AES Corp.	12,499	189,985
Alliant Energy Corp.	1,129	54,700
Ameren Corp.	5,106	382,082
American Electric Power Co., Inc.	2,301	173,081
American Water Works Co., Inc.	869	107,608
Atmos Energy Corp.	2,354	249,359
Avista Corp.	7,199	233,032
Black Hills Corp.	6,579	332,832
CenterPoint Energy, Inc.	2,819	75,690
Chesapeake Utilities Corp.	2,162	211,335
CMS Energy Corp.	1,303	69,202
Consolidated Edison, Inc.	1,540	131,716
Constellation Energy Corp.	1,436	156,639
Dominion Energy, Inc.	3,737	166,932
DTE Energy Co.	3,674	364,755
Duke Energy Corp.	3,442	303,791
Edison International	1,712	108,352
Entergy Corp.	3,380	312,650
Evergy, Inc.	14,250	722,475
Eversource Energy	1,559	90,656
Exelon Corp.	4,444	167,939
FirstEnergy Corp.	2,304	78,751
IDACORP, Inc.	4,009	375,443
NextEra Energy, Inc.	9,037	517,730
NiSource, Inc.	23,845	588,495
NorthWestern Corp.	4,975	239,098
NRG Energy, Inc.	13,447	517,978
PG&E Corp.*	9,339	150,638
Pinnacle West Capital Corp.	506	37,282
Portland General Electric Co.	6,358	257,372
PPL Corp.	9,830	231,595
Public Svc. Enterprise Group, Inc.	8,444	480,548
Sempra	6,970	474,169
Southern Co.	4,870	315,186
Spire, Inc.	3,569	201,934
WEC Energy Group, Inc.	1,409	113,495
Xcel Energy, Inc.	2,463	140,933

		9,325,458

TOTAL COMMON STOCKS (Cost: $210,617,047) 97.7%		273,823,014

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill	A-1+	5.28	10/17/23	2,000,000	1,995,317
U.S. Treasury Bill	A-1+	5.31	10/19/23	800,000	797,890
U.S. Treasury Bill (1)	A-1+	5.31	10/24/23	1,100,000	1,096,294

					3,889,501

U.S. GOVERNMENT AGENCIES (0.8%)
FHLB	A-1+	5.20	10/02/23	2,200,000	2,199,682

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,089,183) 2.2%					6,089,183

MoA FUNDS - ALL AMERICA FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit	4.58	10/02/23	568,466	568,466

TOTAL TEMPORARY CASH INVESTMENT (Cost: $568,466) 0.2%				568,466

TOTAL INVESTMENTS (Cost: $217,274,696) 100.1%				280,480,663

OTHER NET ASSETS -0.1%				(245,247)

NET ASSETS 100.0%				$280,235,416

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - SMALL CAP VALUE FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.7%)
EchoStar Corp. Cl A*	131,958	2,210,297
TEGNA, Inc.	519,618	7,570,834

		9,781,131

CONSUMER DISCRETIONARY (9.6%)
Bloomin’ Brands, Inc.	308,185	7,578,269
Capri Hldgs. Ltd.*	91,404	4,808,764
Golden Entertainment, Inc.	94,566	3,232,266
Marriott Vacations Worldwide Corp.	50,285	5,060,180
Sonic Automotive, Inc. Cl A	122,494	5,850,313
Taylor Morrison Home Corp. Cl A*	210,214	8,957,219

		35,487,011

CONSUMER STAPLES (3.9%)
Crimson Wine Group Ltd.*	566,981	3,404,721
TreeHouse Foods, Inc.*	254,064	11,072,109

		14,476,830

ENERGY (7.8%)
ChampionX Corp.	369,043	13,145,312
EQT Corp.	181,644	7,371,114
Murphy Oil Corp.	41,518	1,882,841
Ovintiv, Inc.	137,213	6,527,222

		28,926,489

FINANCIALS (22.6%)
American Equity Investment Life Hldg. Co.	91,821	4,925,279
Argo Group International Hldgs. Ltd.	73,973	2,207,354
Bank of Marin Bancorp	64,744	1,183,520
Banner Corp.	117,366	4,973,971
Brookline Bancorp, Inc.	378,537	3,448,472
Dime Community Bancshares, Inc.	88,844	1,773,326
Eastern Bankshares, Inc.	517,423	6,488,484
Ellington Financial, Inc.	353,175	4,404,092
Enterprise Financial Svcs. Corp.	131,650	4,936,875
Essent Group Ltd.	153,532	7,260,528
First Interstate BancSystem, Inc. Cl A	204,551	5,101,502
Green Dot Corp. Cl A*	165,199	2,301,222
Hancock Whitney Corp.	152,436	5,638,608
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,477	709,712
Home BancShares, Inc.	252,265	5,282,429
Moelis & Co. Cl A	55,098	2,486,573
Selective Insurance Group, Inc.	81,368	8,394,737
Stifel Financial Corp.	36,566	2,246,615
Stock Yards Bancorp, Inc.	83,855	3,294,663
TriCo Bancshares	87,061	2,788,564
UMB Financial Corp.	62,858	3,900,339

		83,746,865

HEALTH CARE (5.6%)
Avidity Biosciences, Inc.*	114,437	730,108
BioCryst Pharmaceuticals, Inc.*	192,512	1,362,985
Heron Therapeutics, Inc.*	194,192	200,018
Krystal Biotech, Inc.*	12,955	1,502,780
NanoString Technologies, Inc.*	95,045	163,477
NextGen Healthcare, Inc.*	299,711	7,112,142

MoA FUNDS - SMALL CAP VALUE FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Orthofix Medical, Inc.*	132,380	1,702,407
Supernus Pharmaceuticals, Inc.*	195,985	5,403,307
Vericel Corp.*	72,547	2,431,775

		20,608,999

INDUSTRIALS (23.2%)
Arcosa, Inc.	98,472	7,080,137
Deluxe Corp.	319,162	6,028,970
Ducommun, Inc.*	40,815	1,775,861
Encore Wire Corp.	19,664	3,587,893
EnPro Industries, Inc.	81,654	9,895,648
ICF International, Inc.	43,662	5,274,806
KBR, Inc.	61,760	3,640,134
Miller Industries, Inc.	269,694	10,574,702
Mueller Industries, Inc.	194,080	14,587,053
UFP Industries, Inc.	98,230	10,058,752
VSE Corp.	179,762	9,067,195
Werner Enterprises, Inc.	109,828	4,277,801

		85,848,952

INFORMATION TECHNOLOGY (4.2%)
Adeia, Inc.	383,930	4,100,372
Cohu, Inc.*	40,149	1,382,731
Digi International, Inc.*	59,831	1,615,437
MaxLinear, Inc. Cl A*	70,847	1,576,346
TTM Technologies, Inc.*	125,494	1,616,363
Viasat, Inc.*	121,715	2,246,859
Xperi, Inc.*	150,278	1,481,741
Zuora, Inc. Cl A*	201,369	1,659,281

		15,679,130

MATERIALS (3.6%)
Avient Corp.	78,363	2,767,781
Kaiser Aluminum Corp.	86,594	6,517,065
Materion Corp.	38,689	3,942,796

		13,227,642

REAL ESTATE (8.5%)
Alexander’s, Inc.	5,174	942,858
Apartment Investment & Management Co. Cl A*	342,846	2,331,353
Cousins Properties, Inc.	112,896	2,299,692
CTO Realty Growth, Inc.	92,351	1,497,010
Easterly Government Properties, Inc. Cl A	231,780	2,649,245
Equity Commonwealth	169,974	3,122,422
Highwoods Properties, Inc.	89,502	1,844,636
LXP Industrial Trust	288,989	2,572,002
Physicians Realty Trust	296,007	3,608,325
PotlatchDeltic Corp.	134,455	6,102,913
Sabra Health Care REIT, Inc.	322,043	4,489,279

		31,459,735

UTILITIES (4.5%)
Avista Corp.	94,595	3,062,040
Black Hills Corp.	86,436	4,372,797
NorthWestern Corp.	65,376	3,141,971
Portland General Electric Co.	83,533	3,381,416
Spire, Inc.	46,890	2,653,036

		16,611,260

TOTAL COMMON STOCKS (Cost: $338,484,101) 96.2%		355,854,044

MoA FUNDS - SMALL CAP VALUE FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.7%)
U.S. Treasury Bill	A-1+	5.29	10/17/23	3,100,000	3,092,732
U.S. Treasury Bill	A-1+	5.30	10/24/23	1,400,000	1,395,281
U.S. Treasury Bill	A-1+	5.31	10/10/23	3,000,000	2,996,049
U.S. Treasury Bill	A-1+	5.31	10/19/23	1,500,000	1,496,044
U.S. Treasury Bill	A-1+	5.39	12/21/23	1,200,000	1,185,844

					10,165,950

U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	5.20	10/02/23	600,000	599,913

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,765,669) 2.9%					10,765,863

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.8%)
Citibank, New York Time Deposit		4.58	10/02/23	3,044,208	3,044,208

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,044,208) 0.8%					3,044,208

TOTAL INVESTMENTS (Cost: $352,293,978) 99.9%					369,664,115

OTHER NET ASSETS 0.1%					240,983

NET ASSETS 100.0%					$369,905,098

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - SMALL CAP GROWTH FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (0.7%)
IMAX Corp.*	99,749	1,927,151
ZipRecruiter, Inc. Cl A*	57,814	693,190

		2,620,341

CONSUMER DISCRETIONARY (10.8%)
Bloomin’ Brands, Inc.	208,384	5,124,162
Everi Hldgs., Inc.*	255,750	3,381,015
Five Below, Inc.*	14,465	2,327,418
Fox Factory Hldg. Corp.*	33,429	3,312,145
Golden Entertainment, Inc.	149,111	5,096,614
Marriott Vacations Worldwide Corp.	13,006	1,308,794
Murphy USA, Inc.	3,268	1,116,774
Ollie’s Bargain Outlet Hldgs., Inc.*	62,109	4,793,573
Skyline Champion Corp.*	37,887	2,414,160
Sonic Automotive, Inc. Cl A	52,587	2,511,555
Steven Madden Ltd.	59,573	1,892,634
Taylor Morrison Home Corp. Cl A*	48,102	2,049,626
Valvoline, Inc.	91,520	2,950,605
XPEL, Inc.*	46,324	3,572,044

		41,851,119

CONSUMER STAPLES (4.6%)
BJ’s Wholesale Club Hldgs., Inc.*	42,971	3,066,840
Boston Beer Co., Inc. Cl A*	7,270	2,831,883
Coca-Cola Consolidated, Inc.	3,736	2,377,292
Freshpet, Inc.*	55,089	3,629,263
TreeHouse Foods, Inc.*	140,975	6,143,691

		18,048,969

ENERGY (5.5%)
ChampionX Corp.	173,442	6,178,004
Chesapeake Energy Corp.	36,356	3,134,978
Northern Oil & Gas, Inc.	202,710	8,155,023
Southwestern Energy Co.*	599,679	3,867,930

		21,335,935

FINANCIALS (8.3%)
First Financial Bankshares, Inc.	132,106	3,318,503
Flywire Corp.*	44,623	1,423,027
Goosehead Insurance, Inc. Cl A*	50,117	3,735,220
Houlihan Lokey, Inc. Cl A	32,281	3,457,941
iShares Micro-Cap ETF	29,404	2,943,340
iShares Russell 2000 Growth ETF	25,890	5,803,243
Lakeland Financial Corp.	30,197	1,433,150
PJT Partners, Inc. Cl A	43,089	3,422,990
Primerica, Inc.	16,902	3,279,157
Selective Insurance Group, Inc.	31,492	3,249,030

		32,065,601

HEALTH CARE (20.1%)
Addus HomeCare Corp.*	69,353	5,908,182
Alkermes PLC*	58,017	1,625,056
Amicus Therapeutics, Inc.*	155,417	1,889,871
AMN Healthcare Svcs., Inc.*	39,482	3,363,077

MoA FUNDS - SMALL CAP GROWTH FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Amphastar Pharmaceuticals, Inc.*	77,122	3,546,841
Apellis Pharmaceuticals, Inc.*	37,670	1,432,967
Arrowhead Pharmaceuticals, Inc.*	39,541	1,062,467
Axsome Therapeutics, Inc.*	32,802	2,292,532
Blueprint Medicines Corp.*	28,550	1,433,781
Collegium Pharmaceutical, Inc.*	104,732	2,340,760
CONMED Corp.	24,789	2,499,971
Corcept Therapeutics, Inc.*	84,250	2,295,391
Halozyme Therapeutics, Inc.*	63,268	2,416,837
HealthEquity, Inc.*	38,764	2,831,710
Insmed, Inc.*	87,464	2,208,466
Inspire Medical Systems, Inc.*	3,347	664,179
Intra-Cellular Therapies, Inc.*	47,670	2,483,130
iRhythm Technologies, Inc.*	22,343	2,106,051
Karuna Therapeutics, Inc.*	6,936	1,172,808
Krystal Biotech, Inc.*	20,395	2,365,820
Lantheus Hldgs., Inc.*	45,058	3,130,630
LeMaitre Vascular, Inc.	32,656	1,779,099
Madrigal Pharmaceuticals, Inc.*	12,144	1,773,510
ModivCare, Inc.*	25,144	792,287
Neogen Corp.*	111,722	2,071,326
NextGen Healthcare, Inc.*	147,444	3,498,846
Omnicell, Inc.*	32,161	1,448,531
OrthoPediatrics Corp.*	38,998	1,247,936
Roivant Sciences Ltd.*	110,788	1,294,004
Shockwave Medical, Inc.*	5,347	1,064,588
Silk Road Medical, Inc.*	61,968	928,900
Simulations Plus, Inc.	62,808	2,619,094
STAAR Surgical Co.*	23,385	939,609
Supernus Pharmaceuticals, Inc.*	97,414	2,685,704
Tactile Systems Technology, Inc.*	93,317	1,311,104
Tenet Healthcare Corp.*	39,721	2,617,217
Vericel Corp.*	67,187	2,252,108
Xencor, Inc.*	42,319	852,728

		78,247,118

INDUSTRIALS (21.4%)
Atkore, Inc.*	28,852	4,304,430
Bloom Energy Corp. Cl A*	192,124	2,547,564
Casella Waste Systems, Inc. Cl A*	49,514	3,777,918
Chart Industries, Inc.*	44,852	7,585,370
Ducommun, Inc.*	36,980	1,609,000
EMCOR Group, Inc.	33,013	6,945,605
ESCO Technologies, Inc.	73,708	7,698,063
ExlService Hldgs., Inc.*	84,270	2,362,931
Federal Signal Corp.	123,482	7,375,580
Franklin Electric Co., Inc.	48,455	4,323,640
Huron Consulting Group, Inc.*	52,240	5,441,318
ICF International, Inc.	51,196	6,184,989
Janus International Group, Inc.*	147,071	1,573,660
Korn Ferry	44,082	2,091,250
Masonite International Corp.*	40,760	3,799,647
Maximus, Inc.	28,270	2,111,204
Mercury Systems, Inc.*	63,959	2,372,239

MoA FUNDS - SMALL CAP GROWTH FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Montrose Environmental Group, Inc.*	36,314	1,062,548
Saia, Inc.*	8,583	3,421,613
UFP Industries, Inc.	41,295	4,228,608
Vicor Corp.*	39,097	2,302,422

		83,119,599

INFORMATION TECHNOLOGY (20.7%)
Advanced Energy Industries, Inc.	23,706	2,444,563
Altair Engineering, Inc. Cl A*	35,084	2,194,855
Asana, Inc. Cl A*	63,705	1,166,438
Axcelis Technologies, Inc.*	11,355	1,851,433
Blackline, Inc.*	28,034	1,555,046
C3.ai, Inc. Cl A*	79,864	2,038,129
Calix, Inc.*	45,371	2,079,807
Couchbase, Inc.*	76,841	1,318,592
Credo Technology Group Hldg. Ltd.*	125,464	1,913,326
CyberArk Software Ltd.*	16,506	2,703,188
Fabrinet*	24,795	4,131,343
Five9, Inc.*	53,788	3,458,568
Grid Dynamics Hldgs., Inc.*	134,781	1,641,633
Harmonic, Inc.*	210,880	2,030,774
indie Semiconductor, Inc. Cl A*	325,924	2,053,321
MaxLinear, Inc. Cl A*	96,124	2,138,759
Model N, Inc.*	56,044	1,368,034
Novanta, Inc.*	23,630	3,389,487
Onto Innovation, Inc.*	28,580	3,644,522
PDF Solutions, Inc.*	100,962	3,271,169
Perficient, Inc.*	37,781	2,186,009
Q2 Hldgs., Inc.*	46,161	1,489,615
Qualys, Inc.*	12,570	1,917,553
Rambus, Inc.*	52,978	2,955,643
Rapid7, Inc.*	68,477	3,134,877
Silicon Laboratories, Inc.*	13,935	1,614,927
Sprinklr, Inc. Cl A*	72,717	1,006,403
Super Micro Computer, Inc.*	22,268	6,106,331
Synaptics, Inc.*	24,181	2,162,749
Tenable Hldgs., Inc.*	54,002	2,419,290
Varonis Systems, Inc. Cl B*	79,689	2,433,702
Viasat, Inc.*	61,648	1,138,022
Workiva, Inc. Cl A*	24,262	2,458,711
Zuora, Inc. Cl A*	357,281	2,943,995

		80,360,814

MATERIALS (3.6%)
ATI, Inc.*	102,923	4,235,282
Avient Corp.	51,266	1,810,715
Innospec, Inc.	27,244	2,784,337
Livent Corp.*	75,057	1,381,799
Materion Corp.	14,364	1,463,835
Orion S.A.	115,143	2,450,243

		14,126,211

REAL ESTATE (1.6%)
EastGroup Properties, Inc.	11,711	1,950,233
Phillips Edison & Co., Inc.	52,854	1,772,723
Ryman Hospitality Properties, Inc.	30,451	2,535,959

		6,258,915

MoA FUNDS - SMALL CAP GROWTH FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

UTILITIES (1.3%)
Chesapeake Utilities Corp.	29,658	2,899,070
IDACORP, Inc.	23,260	2,178,299

		5,077,369

TOTAL COMMON STOCKS (Cost: $371,259,421) 98.6%		383,111,991

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.7%)
U.S. Treasury Bill	A-1+	5.31	10/05/23	1,400,000	1,399,178
U.S. Treasury Bill	A-1+	5.32	10/03/23	4,200,000	4,198,769
U.S. Treasury Bill	A-1+	5.33	10/24/23	1,000,000	996,624

					6,594,571

U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	5.20	10/02/23	800,000	799,884

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,394,455) 1.9%					7,394,455

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		4.58	10/02/23	40,519	40,519

TOTAL TEMPORARY CASH INVESTMENT (Cost: $40,519) 0.0% (2)					40,519

TOTAL INVESTMENTS (Cost: $378,694,395) 100.5%					390,546,965

OTHER NET ASSETS -0.5%					(1,798,933)

NET ASSETS 100.0%					$388,748,032

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.8%)
AMC Networks, Inc. Cl A*	5,138	60,526
ATN International, Inc.	1,793	56,587
Cargurus, Inc. Cl A*	14,658	256,808
Cars.com, Inc.*	10,442	176,052
Cinemark Hldgs., Inc.*	18,286	335,548
Cogent Communications Hldgs., Inc.	7,349	454,903
Consolidated Communications Hldgs., Inc.*	12,607	43,116
DISH Network Corp. Cl A*	41,918	245,640
EW Scripps Co. Cl A*	9,926	54,394
Gogo, Inc.*	10,435	124,490
John Wiley & Sons, Inc. Cl A	7,189	267,215
Lumen Technologies, Inc.*	170,263	241,773
Madison Square Garden Sports Corp. Cl A	2,813	495,932
Marcus Corp.	4,158	64,449
QuinStreet, Inc.*	8,685	77,904
Scholastic Corp.	4,710	179,639
Shenandoah Telecommunications Co.	8,491	175,000
Shutterstock, Inc.	4,084	155,396
TechTarget, Inc.*	4,277	129,850
Telephone & Data Systems, Inc.	16,538	302,811
Thryv Hldgs., Inc.*	5,144	96,553
TripAdvisor, Inc.*	18,185	301,507
Yelp, Inc. Cl A*	11,607	482,735

		4,778,828

CONSUMER DISCRETIONARY (13.4%)
Abercrombie & Fitch Co. Cl A*	8,457	476,721
Academy Sports & Outdoors, Inc.	12,915	610,492
Adtalem Global Education, Inc.*	7,018	300,721
Advance Auto Parts, Inc.	10,041	561,593
American Axle & Manufacturing Hldgs., Inc.*	19,773	143,552
American Eagle Outfitters, Inc.	31,352	520,757
America’s Car-Mart, Inc.*	1,009	91,809
Asbury Automotive Group, Inc.*	3,476	799,723
BJ’s Restaurants, Inc.*	3,982	93,418
Bloomin’ Brands, Inc.	14,712	361,768
Boot Barn Hldgs., Inc.*	5,067	411,390
Brinker International, Inc.*	7,483	236,388
Buckle, Inc.	5,029	167,918
Caleres, Inc.	5,760	165,658
Cavco Industries, Inc.*	1,364	362,360
Century Communities, Inc.	4,814	321,479
Cheesecake Factory, Inc.	7,969	241,461
Chico’s FAS, Inc.*	20,854	155,988
Chuy’s Hldgs., Inc.*	3,048	108,448
Cracker Barrel Old Country Store, Inc.	3,742	251,462
Dana, Inc.	21,699	318,324
Dave & Buster’s Entertainment, Inc.*	5,800	215,006
Designer Brands, Inc. Cl A	8,318	105,306
Dine Brands Global, Inc.	2,627	129,905
Dorman Products, Inc.*	4,787	362,663
Ethan Allen Interiors, Inc.	3,855	115,264
Foot Locker, Inc.	13,802	239,465
Frontdoor, Inc.*	13,571	415,137

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Gentherm, Inc.*	5,573	302,391
G-III Apparel Group Ltd.*	6,855	170,827
Golden Entertainment, Inc.	3,657	124,996
Green Brick Partners, Inc.*	4,293	178,202
Group 1 Automotive, Inc.	2,374	637,918
Guess?, Inc.	4,612	99,804
Hanesbrands, Inc.	59,101	234,040
Haverty Furniture Cos., Inc.	2,269	65,302
Hibbett, Inc.	2,154	102,337
Installed Building Products, Inc.	3,984	497,562
iRobot Corp.*	4,662	176,690
Jack in the Box, Inc.	3,397	234,597
Kontoor Brands, Inc.	8,438	370,513
La-Z-Boy, Inc.	7,312	225,795
LCI Industries	4,278	502,323
Leslie’s, Inc.*	31,081	175,918
LGI Homes, Inc.*	3,461	344,335
M/I Homes, Inc.*	4,696	394,652
MarineMax, Inc.*	3,368	110,538
MDC Hldgs., Inc.	10,074	415,351
Meritage Homes Corp.	6,211	760,164
Mister Car Wash, Inc.*	15,307	84,342
Monarch Casino & Resort, Inc.	2,264	140,594
Monro, Inc.	5,307	147,375
Movado Group, Inc.	2,639	72,177
National Vision Hldgs., Inc.*	13,202	213,608
Newell Brands, Inc.	64,367	581,234
ODP Corp.*	5,721	264,024
Oxford Industries, Inc.	2,497	240,037
Papa John’s International, Inc.	5,529	377,188
Patrick Industries, Inc.	3,527	264,737
Perdoceo Education Corp.	11,083	189,519
Phinia, Inc.	7,942	212,766
Sabre Corp.*	56,136	252,051
Sally Beauty Hldgs., Inc.*	18,204	152,550
Shake Shack, Inc. Cl A*	6,333	367,757
Shoe Carnival, Inc.	3,047	73,219
Signet Jewelers Ltd.	7,671	550,854
Six Flags Entertainment Corp.*	12,099	284,447
Sleep Number Corp.*	3,565	87,663
Sonic Automotive, Inc. Cl A	2,690	128,474
Sonos, Inc.*	21,665	279,695
Standard Motor Products, Inc.	3,157	106,138
Steven Madden Ltd.	11,959	379,937
Strategic Education, Inc.	3,719	279,855
Stride, Inc.*	6,834	307,735
Sturm Ruger & Co., Inc.	2,994	156,047
Tri Pointe Homes, Inc.*	16,722	457,347
Upbound Group, Inc.	7,754	228,355
Urban Outfitters, Inc.*	9,552	312,255
Victoria’s Secret & Co.*	13,032	217,374
Vista Outdoor, Inc.*	9,798	324,510
Winnebago Industries, Inc.	5,104	303,433
Wolverine World Wide, Inc.	13,432	108,262
XPEL, Inc.*	3,592	276,979

		22,830,969

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

CONSUMER STAPLES (4.9%)
Andersons, Inc.	5,320	274,033
B&G Foods, Inc.	12,212	120,777
Calavo Growers, Inc.	3,004	75,791
Cal-Maine Foods, Inc.	6,866	332,452
Central Garden & Pet Co.*	1,610	71,065
Central Garden & Pet Co. Cl A*	6,925	277,623
Chefs’ Warehouse, Inc.*	5,964	126,318
Edgewell Personal Care Co.	8,583	317,228
elf Beauty, Inc.*	9,198	1,010,216
Energizer Hldgs., Inc.	11,229	359,777
Fresh Del Monte Produce, Inc.	5,689	147,004
Hain Celestial Group, Inc.*	15,109	156,680
Hostess Brands, Inc. Cl A*	22,442	747,543
Inter Parfums, Inc.	3,022	405,975
J&J Snack Foods Corp.	2,607	426,636
John B Sanfilippo & Son, Inc.	1,514	149,583
Medifast, Inc.	1,840	137,724
MGP Ingredients, Inc.	2,641	278,573
National Beverage Corp.*	3,943	185,400
Nu Skin Enterprises, Inc. Cl A	8,439	178,991
PriceSmart, Inc.	4,354	324,068
Simply Good Foods Co.*	15,301	528,191
SpartanNash Co.	5,869	129,118
Tootsie Roll Industries, Inc.	2,941	87,818
TreeHouse Foods, Inc.*	8,667	377,708
United Natural Foods, Inc.*	9,899	139,972
Universal Corp.	4,162	196,488
USANA Health Sciences, Inc.*	1,892	110,890
Vector Group Ltd.	22,389	238,219
WD-40 Co.	2,291	465,623

		8,377,484

ENERGY (5.2%)
Archrock, Inc.	23,263	293,114
Bristow Group, Inc.*	4,046	113,976
California Resources Corp.	10,950	613,309
Callon Petroleum Co.*	9,440	369,293
Comstock Resources, Inc.	15,524	171,230
CONSOL Energy, Inc.	4,863	510,177
Core Laboratories, Inc.	7,885	189,319
CVR Energy, Inc.	4,925	167,598
Dorian LPG Ltd.	5,731	164,652
Dril-Quip, Inc.*	5,773	162,625
Green Plains, Inc.*	10,056	302,686
Helix Energy Solutions Group, Inc.*	23,947	267,488
Helmerich & Payne, Inc.	16,795	708,077
Liberty Energy, Inc.	26,191	485,057
Nabors Industries Ltd.*	1,516	186,680
Northern Oil & Gas, Inc.	14,142	568,933
Oceaneering International, Inc.*	17,024	437,857
Oil States International, Inc.*	10,795	90,354
Par Pacific Hldgs., Inc.*	9,490	341,071
Patterson-UTI Energy, Inc.	54,142	749,325
ProPetro Hldg. Corp.*	14,668	155,921
REX American Resources Corp.*	2,556	104,080
RPC, Inc.	14,381	128,566
SM Energy Co.	20,045	794,784

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Talos Energy, Inc.*	16,974	279,053
US Silica Hldgs., Inc.*	13,027	182,899
Vital Energy, Inc.*	2,828	156,728
World Kinect Corp.	10,169	228,091

		8,922,943

FINANCIALS (20.3%)
Ambac Financial Group, Inc.*	7,653	92,295
American Equity Investment Life Hldg. Co.	10,449	560,484
Ameris Bancorp	10,978	421,445
AMERISAFE, Inc.	3,240	162,227
Apollo Commercial Real Estate Finance, Inc.	21,967	222,526
Arbor Realty Trust, Inc.	31,503	478,215
ARMOUR Residential REIT, Inc.	38,564	163,897
Artisan Partners Asset Management, Inc. Cl A	11,566	432,800
Assured Guaranty Ltd.	9,399	568,827
Atlantic Union Bankshares Corp.	12,670	364,643
Avantax, Inc.*	6,210	158,852
Axos Financial, Inc.*	8,862	335,515
B Riley Financial, Inc.	2,788	114,280
Banc of California, Inc.	8,852	109,588
BancFirst Corp.	2,449	212,402
Bancorp, Inc.*	9,170	316,365
Bank of Hawaii Corp.	6,711	333,470
BankUnited, Inc.	12,570	285,339
Banner Corp.	5,802	245,889
Berkshire Hills Bancorp, Inc.	7,434	149,052
Blackstone Mortgage Trust, Inc. Cl A	29,105	633,034
Bread Financial Hldgs., Inc.	8,484	290,153
Brightsphere Investment Group, Inc.	5,469	106,044
Brookline Bancorp, Inc.	14,977	136,440
Capitol Federal Financial, Inc.	21,394	102,049
Cathay General Bancorp	12,252	425,879
Central Pacific Financial Corp.	4,568	76,194
City Hldg. Co.	2,535	229,037
Community Bank System, Inc.	9,042	381,663
Customers Bancorp, Inc.*	4,757	163,879
CVB Financial Corp.	22,361	370,522
Dime Community Bancshares, Inc.	5,902	117,804
Donnelley Financial Solutions, Inc.*	4,211	236,995
Eagle Bancorp, Inc.	5,052	108,365
Ellington Financial, Inc.	11,489	143,268
Employers Hldgs., Inc.	4,403	175,900
Encore Capital Group, Inc.*	3,967	189,464
Enova International, Inc.*	5,201	264,575
EVERTEC, Inc.	10,918	405,931
EZCORP, Inc. Cl A*	8,801	72,608
FB Financial Corp.	5,929	168,146
First BanCorp.	30,118	405,388
First Bancorp/Southern Pines NC	6,940	195,292
First Commonwealth Financial Corp.	17,298	211,209
First Financial Bancorp	16,068	314,933
First Hawaiian, Inc.	21,556	389,086
Franklin BSP Realty Trust, Inc.	13,887	183,864
Fulton Financial Corp.	27,707	335,532
Genworth Financial, Inc. Cl A*	78,222	458,381
Goosehead Insurance, Inc. Cl A*	4,037	300,878
Green Dot Corp. Cl A*	7,604	105,924

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Hanmi Financial Corp.	5,150	83,584
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,095	383,614
HCI Group, Inc.	1,017	55,213
Heritage Financial Corp.	5,921	96,571
Hilltop Hldgs., Inc.	7,807	221,406
Hope Bancorp, Inc.	20,273	179,416
Horace Mann Educators Corp.	6,899	202,693
Independent Bank Corp.	7,456	366,015
Independent Bank Group, Inc.	6,068	239,989
Invesco Mortgage Capital, Inc.	7,530	75,375
iShares Core S&P Small-Cap ETF	49,271	4,647,733
Jackson Financial, Inc.	12,313	470,603
James River Group Hldgs. Ltd.	6,355	97,549
KKR Real Estate Finance Trust, Inc.	9,806	116,397
Lakeland Financial Corp.	4,296	203,888
Lincoln National Corp.	28,654	707,467
Mercury General Corp.	4,490	125,855
Moelis & Co. Cl A	11,246	507,532
Mr Cooper Group, Inc.*	11,292	604,799
National Bank Hldgs. Corp. Cl A	6,372	189,631
Navient Corp.	14,790	254,684
NBT Bancorp, Inc.	7,978	252,823
New York Mortgage Trust, Inc.	15,414	130,865
NMI Hldgs., Inc. Cl A*	13,899	376,524
Northfield Bancorp, Inc.	6,688	63,202
Northwest Bancshares, Inc.	21,469	219,628
OFG Bancorp	7,962	237,745
Pacific Premier Bancorp, Inc.	16,200	352,512
PacWest Bancorp	20,024	158,390
Palomar Hldgs., Inc.*	4,180	212,135
Park National Corp.	2,429	229,589
Pathward Financial, Inc.	4,430	204,179
Payoneer Global, Inc.*	43,681	267,328
PennyMac Mortgage Investment Trust	14,655	181,722
Piper Sandler Cos.	2,537	368,651
PRA Group, Inc.*	6,629	127,343
Preferred Bank	2,210	137,572
ProAssurance Corp.	8,795	166,137
PROG Hldgs., Inc.*	7,722	256,448
Provident Financial Svcs., Inc.	12,760	195,100
Radian Group, Inc.	26,592	667,725
Ready Capital Corp.	26,689	269,826
Redwood Trust, Inc.	19,287	137,516
Renasant Corp.	9,483	248,360
S&T Bancorp, Inc.	6,460	174,937
Safety Insurance Group, Inc.	2,499	170,407
Seacoast Banking Corp. of Florida	14,373	315,631
ServisFirst Bancshares, Inc.	8,274	431,655
Simmons First National Corp. Cl A	21,328	361,723
SiriusPoint Ltd.*	14,946	152,001
Southside Bancshares, Inc.	4,900	140,630
Stellar Bancorp, Inc.	7,924	168,940
Stewart Information Svcs. Corp.	4,620	202,356
StoneX Group, Inc.*	3,021	292,795
Tompkins Financial Corp.	2,111	103,418
Triumph Financial, Inc.*	3,657	236,937
Trupanion, Inc.*	6,010	169,482

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

TrustCo Bank Corp.	3,214	87,710
Trustmark Corp.	10,316	224,167
Two Harbors Investment Corp.	16,244	215,071
United Community Banks, Inc.	20,076	510,131
United Fire Group, Inc.	3,581	70,725
Veritex Hldgs., Inc.	9,166	164,530
Virtus Investment Partners, Inc.	1,152	232,692
Walker & Dunlop, Inc.	5,632	418,120
Washington Federal, Inc.	10,934	280,129
Westamerica BanCorp	4,502	194,711
WisdomTree, Inc.	19,298	135,086
World Acceptance Corp.*	577	73,314
WSFS Financial Corp.	10,314	376,461

		34,621,641

HEALTH CARE (9.6%)
AdaptHealth Corp. Cl A*	13,794	125,525
Addus HomeCare Corp.*	2,739	233,335
Agiliti, Inc.*	5,929	38,479
AMN Healthcare Svcs., Inc.*	6,417	546,600
Amphastar Pharmaceuticals, Inc.*	6,437	296,038
ANI Pharmaceuticals, Inc.*	2,706	157,110
Apollo Medical Hldgs., Inc.*	7,106	219,220
Arcus Biosciences, Inc.*	9,062	162,663
Artivion, Inc.*	6,586	99,844
Avanos Medical, Inc.*	7,918	160,102
Avid Bioservices, Inc.*	10,596	100,026
BioLife Solutions, Inc.*	5,804	80,153
Catalyst Pharmaceuticals, Inc.*	16,924	197,842
Certara, Inc.*	18,083	262,927
Collegium Pharmaceutical, Inc.*	5,868	131,150
Community Health Systems, Inc.*	21,489	62,318
CONMED Corp.	5,193	523,714
Corcept Therapeutics, Inc.*	15,244	415,323
CorVel Corp.*	1,533	301,464
Cross Country Healthcare, Inc.*	5,685	140,931
Cytek Biosciences, Inc.*	16,812	92,802
Cytokinetics, Inc.*	16,216	477,723
Dynavax Technologies Corp.*	21,755	321,321
Embecta Corp.	9,680	145,684
Enhabit, Inc.*	8,463	95,209
Ensign Group, Inc.	9,494	882,277
Fortrea Hldgs., Inc.*	14,966	427,878
Fulgent Genetics, Inc.*	3,438	91,932
Glaukos Corp.*	8,218	618,404
Harmony Biosciences Hldgs., Inc.*	5,675	185,970
HealthStream, Inc.	4,095	88,370
Innoviva, Inc.*	9,677	125,704
Integer Hldgs. Corp.*	5,627	441,326
Ironwood Pharmaceuticals, Inc. Cl A*	23,193	223,349
iTeos Therapeutics, Inc.*	4,472	48,968
LeMaitre Vascular, Inc.	3,347	182,345
Ligand Pharmaceuticals, Inc.*	2,756	165,140
Merit Medical Systems, Inc.*	9,736	671,979
Mesa Laboratories, Inc.	864	90,780
ModivCare, Inc.*	2,084	65,667
Myriad Genetics, Inc.*	13,832	221,865
NeoGenomics, Inc.*	21,550	265,065

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

NextGen Healthcare, Inc.*	9,170	217,604
OmniAb, Inc. Cl CR3*	1,207	0	††
OmniAb, Inc. Cl CR4*	1,207	0	††
Omnicell, Inc.*	7,636	343,925
OraSure Technologies, Inc.*	12,401	73,538
Orthofix Medical, Inc.*	6,204	79,783
Owens & Minor, Inc.*	12,928	208,916
Pacira BioSciences, Inc.*	7,841	240,562
Pediatrix Medical Group, Inc.*	13,977	177,648
Phibro Animal Health Corp. Cl A	3,436	43,878
Premier, Inc.	20,113	432,430
Prestige Consumer Healthcare, Inc.*	8,368	478,566
Privia Health Group, Inc.*	17,247	396,681
RadNet, Inc.*	10,188	287,200
REGENXBIO, Inc.*	6,831	112,438
Schrodinger, Inc.*	9,217	260,565
Select Medical Hldgs. Corp.	17,611	445,030
Simulations Plus, Inc.	2,693	112,298
STAAR Surgical Co.*	8,193	329,195
Supernus Pharmaceuticals, Inc.*	9,222	254,251
Tandem Diabetes Care, Inc.*	10,993	228,325
UFP Technologies, Inc.*	1,188	191,803
US Physical Therapy, Inc.	2,532	232,260
Varex Imaging Corp.*	6,825	128,242
Veradigm, Inc.*	18,456	242,512
Vericel Corp.*	8,048	269,769
Vir Biotechnology, Inc.*	14,513	135,987
Xencor, Inc.*	10,239	206,316

		16,314,244

INDUSTRIALS (16.7%)
3D Systems Corp.*	22,547	110,706
AAON, Inc.	11,441	650,650
AAR Corp.*	5,615	334,261
ABM Industries, Inc.	11,173	447,032
AeroVironment, Inc.*	4,429	493,966
Alamo Group, Inc.	1,745	301,641
Albany International Corp. Cl A	5,267	454,437
Allegiant Travel Co.	2,556	196,454
American Woodmark Corp.*	2,767	209,213
Apogee Enterprises, Inc.	3,730	175,608
Applied Industrial Technologies, Inc.	6,530	1,009,603
ArcBest Corp.	4,059	412,597
Arcosa, Inc.	8,237	592,240
Astec Industries, Inc.	3,841	180,950
AZZ, Inc.	4,226	192,621
Barnes Group, Inc.	8,552	290,511
Boise Cascade Co.	6,688	689,132
Brady Corp. Cl A	7,756	425,960
CIRCOR International, Inc.*	3,445	192,059
Comfort Systems USA, Inc.	6,043	1,029,788
CoreCivic, Inc.*	19,190	215,887
CSG Systems International, Inc.	5,138	262,655
Deluxe Corp.	7,368	139,182
DXP Enterprises, Inc.*	2,317	80,956
Dycom Industries, Inc.*	4,954	440,906
Encore Wire Corp.	2,839	518,004

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Enerpac Tool Group Corp. Cl A	9,477	250,477
EnPro Industries, Inc.	3,531	427,922
Enviri Corp.*	13,472	97,268
ESCO Technologies, Inc.	4,356	454,941
Federal Signal Corp.	10,303	615,398
Forrester Research, Inc.*	1,948	56,297
Forward Air Corp.	4,341	298,400
Franklin Electric Co., Inc.	6,721	599,715
GEO Group, Inc.*	21,301	174,242
Gibraltar Industries, Inc.*	5,140	347,001
GMS, Inc.*	6,888	440,625
Granite Construction, Inc.	7,419	282,070
Greenbrier Cos., Inc.	5,217	208,680
Griffon Corp.	6,918	274,437
Hawaiian Hldgs., Inc.*	8,722	55,210
Hayward Hldgs., Inc.*	21,348	301,007
Healthcare Svcs. Group, Inc.	12,533	130,719
Heartland Express, Inc.	7,743	113,745
Heidrick & Struggles International, Inc.	3,380	84,568
Hillenbrand, Inc.	11,810	499,681
HNI Corp.	7,863	272,296
Hub Group, Inc. Cl A*	5,307	416,812
Insteel Industries, Inc.	3,283	106,566
Interface, Inc. Cl A	9,816	96,295
JetBlue Airways Corp.*	56,290	258,934
John Bean Technologies Corp.	5,378	565,443
Kaman Corp.	4,767	93,672
Kelly Svcs., Inc. Cl A	5,416	98,517
Kennametal, Inc.	13,465	335,009
Korn Ferry	9,052	429,427
Lindsay Corp.	1,860	218,885
Liquidity Svcs., Inc.*	3,785	66,692
Marten Transport Ltd.	9,751	192,192
Masterbrand, Inc.*	21,568	262,051
Matson, Inc.	5,961	528,860
Matthews International Corp. Cl A	5,147	200,270
Mercury Systems, Inc.*	8,650	320,828
MillerKnoll, Inc.	12,787	312,642
Moog, Inc. Cl A	4,852	548,082
Mueller Industries, Inc.	9,591	720,860
MYR Group, Inc.*	2,823	380,427
National Presto Industries, Inc.	885	64,127
NOW, Inc.*	18,027	213,980
NV5 Global, Inc.*	2,148	206,702
OPENLANE, Inc.*	18,489	275,856
PGT Innovations, Inc.*	9,857	273,532
Pitney Bowes, Inc.	25,868	78,121
Powell Industries, Inc.	1,543	127,915
Proto Labs, Inc.*	4,408	116,371
Quanex Building Products Corp.	5,567	156,822
Resideo Technologies, Inc.*	24,941	394,068
Resources Connection, Inc.	5,404	80,574
RXO, Inc.*	19,760	389,865
SkyWest, Inc.*	7,106	298,026
SPX Technologies, Inc.*	7,701	626,861
Standex International Corp.	2,002	291,671

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Sun Country Airlines Hldgs., Inc.*	6,812	101,090
SunPower Corp. Cl A*	14,501	89,471
Tennant Co.	3,139	232,757
Titan International, Inc.*	8,689	116,693
Trinity Industries, Inc.	13,827	336,687
Triumph Group, Inc.*	12,957	99,251
TrueBlue, Inc.*	5,238	76,841
TTEC Hldgs., Inc.	3,204	84,009
UniFirst Corp.	2,552	416,002
Veritiv Corp.	2,289	386,612
Verra Mobility Corp. Cl A*	28,659	535,923
Viad Corp.*	3,527	92,407
Wabash National Corp.	7,939	167,672

		28,514,088

INFORMATION TECHNOLOGY (12.5%)
A10 Networks, Inc.	11,767	176,858
Adeia, Inc.	18,033	192,592
ADTRAN Hldgs., Inc.	11,958	98,414
Advanced Energy Industries, Inc.	6,360	655,843
Agilysys, Inc.*	3,427	226,730
Alarm.com Hldgs., Inc.*	8,430	515,410
Alpha & Omega Semiconductor Ltd.*	3,784	112,915
Arlo Technologies, Inc.*	15,888	163,646
Avid Technology, Inc.*	5,728	153,911
Axcelis Technologies, Inc.*	5,544	903,949
Badger Meter, Inc.	4,953	712,588
Benchmark Electronics, Inc.	6,026	146,191
Cerence, Inc.*	6,813	138,781
CEVA, Inc.*	3,992	77,405
Clearfield, Inc.*	2,191	62,794
Cohu, Inc.*	8,041	276,932
Consensus Cloud Solutions, Inc.*	3,087	77,731
Corsair Gaming, Inc.*	7,291	105,938
CTS Corp.	5,297	221,097
Digi International, Inc.*	6,076	164,052
Digital Turbine, Inc.*	15,281	92,450
Diodes, Inc.*	7,728	609,276
DoubleVerify Hldgs., Inc.*	21,207	592,736
Ebix, Inc.	4,124	40,745
ePlus, Inc.*	4,551	289,080
Extreme Networks, Inc.*	21,584	522,549
Fabrinet*	6,132	1,021,714
FormFactor, Inc.*	13,118	458,343
Harmonic, Inc.*	18,905	182,055
Ichor Hldgs. Ltd.*	4,942	153,004
Insight Enterprises, Inc.*	5,108	743,214
InterDigital, Inc.	4,461	357,951
Itron, Inc.*	7,679	465,194
Knowles Corp.*	15,396	228,015
Kulicke & Soffa Industries, Inc.	9,540	463,930
LiveRamp Hldgs., Inc.*	11,181	322,460
MaxLinear, Inc. Cl A*	12,481	277,702
Methode Electronics, Inc.	6,083	138,997
N-able, Inc.*	11,716	151,136
NetScout Systems, Inc.*	12,186	341,452
OneSpan, Inc.*	6,078	65,338

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Onto Innovation, Inc.*	8,288	1,056,886
OSI Systems, Inc.*	2,600	306,904
PC Connection, Inc.	1,908	101,849
PDF Solutions, Inc.*	5,153	166,957
Perficient, Inc.*	5,881	340,275
Photronics, Inc.*	10,561	213,438
Plexus Corp.*	4,642	431,613
Progress Software Corp.	7,326	385,201
Rambus, Inc.*	18,434	1,028,433
Rogers Corp.*	2,831	372,192
Sanmina Corp.*	9,667	524,725
ScanSource, Inc.*	4,206	127,484
Semtech Corp.*	10,804	278,203
SiTime Corp.*	2,889	330,068
SMART Global Hldgs., Inc.*	8,458	205,952
SPS Commerce, Inc.*	6,191	1,056,246
TTM Technologies, Inc.*	17,546	225,992
Ultra Clean Hldgs., Inc.*	7,551	224,038
Veeco Instruments, Inc.*	9,517	267,523
Viasat, Inc.*	12,573	232,098
Viavi Solutions, Inc.*	37,575	343,435
Xerox Hldgs. Corp.	19,108	299,805
Xperi, Inc.*	7,314	72,116

		21,292,551

MATERIALS (5.1%)
AdvanSix, Inc.	4,597	142,875
American Vanguard Corp.	4,603	50,311
ATI, Inc.*	21,720	893,778
Balchem Corp.	5,446	675,522
Carpenter Technology Corp.	8,201	551,189
Century Aluminum Co.*	8,739	62,834
Clearwater Paper Corp.*	2,824	102,370
Compass Minerals International, Inc.	5,699	159,287
Hawkins, Inc.	3,244	190,909
Haynes International, Inc.	2,151	100,065
HB Fuller Co.	9,100	624,351
Ingevity Corp.*	5,691	270,949
Innospec, Inc.	4,201	429,342
Kaiser Aluminum Corp.	2,705	203,578
Koppers Hldgs., Inc.	3,526	139,453
Livent Corp.*	30,357	558,872
Materion Corp.	3,486	355,258
Mativ Hldgs., Inc.	9,241	131,777
Mercer International, Inc.	7,416	63,629
Minerals Technologies, Inc.	5,498	301,071
Myers Industries, Inc.	6,218	111,489
O-I Glass, Inc.*	26,192	438,192
Olympic Steel, Inc.	1,655	93,028
Quaker Chemical Corp.	2,341	374,560
Sensient Technologies Corp.	7,136	417,313
Stepan Co.	3,587	268,917
SunCoke Energy, Inc.	14,148	143,602
Sylvamo Corp.	6,010	264,079
TimkenSteel Corp.*	6,533	141,897
Warrior Met Coal, Inc.	8,787	448,840

		8,709,337

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

REAL ESTATE (7.6%)
Acadia Realty Trust	16,079	230,734
Alexander & Baldwin, Inc.	12,268	205,244
American Assets Trust, Inc.	8,206	159,607
Anywhere Real Estate, Inc.*	18,663	120,003
Apple Hospitality REIT, Inc.	35,942	551,350
Armada Hoffler Properties, Inc.	11,478	117,535
Brandywine Realty Trust	29,070	131,978
CareTrust REIT, Inc.	16,803	344,461
Centerspace	2,526	152,217
Chatham Lodging Trust	8,253	78,981
Community Healthcare Trust, Inc.	4,173	123,938
Cushman & Wakefield PLC*	28,394	216,362
DiamondRock Hospitality Co.	35,409	284,334
Douglas Emmett, Inc.	28,165	359,385
Easterly Government Properties, Inc. Cl A	15,780	180,365
Elme Communities	14,835	202,349
Essential Properties Realty Trust, Inc.	26,352	569,994
eXp World Hldgs., Inc.	12,972	210,665
Four Corners Property Trust, Inc.	15,298	339,463
Getty Realty Corp.	7,763	215,268
Global Net Lease, Inc.	32,827	315,467
Highwoods Properties, Inc.	17,850	367,888
Hudson Pacific Properties, Inc.	21,426	142,483
Innovative Industrial Properties, Inc. Cl A	4,737	358,401
JBG SMITH Properties	15,900	229,914
Kennedy-Wilson Hldgs., Inc.	20,014	295,006
LTC Properties, Inc.	6,995	224,749
LXP Industrial Trust	49,426	439,891
Macerich Co.	36,360	396,688
Marcus & Millichap, Inc.	4,028	118,182
NexPoint Residential Trust, Inc.	3,860	124,215
Outfront Media, Inc.	24,533	247,783
Pebblebrook Hotel Trust	20,355	276,624
Phillips Edison & Co., Inc.	19,831	665,132
Retail Opportunity Investments Corp.	21,284	263,496
RPT Realty	13,484	142,391
Safehold, Inc.	7,562	134,604
Saul Centers, Inc.	2,184	77,030
Service Properties Trust	27,950	214,936
SITE Centers Corp.	30,401	374,844
SL Green Realty Corp.	10,877	405,712
St Joe Co.	6,014	326,741
Summit Hotel Properties, Inc.	18,172	105,398
Sunstone Hotel Investors, Inc.	34,997	327,222
Tanger Factory Outlet Centers, Inc.	17,767	401,534
Uniti Group, Inc.	40,318	190,301
Universal Health Realty Income Trust	2,148	86,844
Urban Edge Properties	19,872	303,247
Veris Residential, Inc.	13,530	223,245
Whitestone REIT Cl B	7,947	76,530
Xenia Hotels & Resorts, Inc.	18,118	213,430

		12,864,161

MoA FUNDS - SMALL CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

UTILITIES (1.8%)
American States Water Co.	6,246	491,435
Avista Corp.	12,927	418,447
California Water Svc. Group	9,747	461,131
Chesapeake Utilities Corp.	3,007	293,934
Middlesex Water Co.	2,998	198,618
Northwest Natural Hldg. Co.	6,092	232,471
Otter Tail Corp.	7,046	534,932
SJW Group	4,884	293,577
Unitil Corp.	2,719	116,128

		3,040,673

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $178,157,018) 99.9%		170,266,919

TOTAL INVESTMENTS (Cost: $178,157,018) 99.9%		170,266,919

OTHER NET ASSETS 0.1%		204,172

NET ASSETS 100.0%		$170,471,091

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - MID CAP VALUE FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
Take-Two Interactive Software, Inc.*	8,005	1,123,822
Warner Bros Discovery, Inc.*	96,540	1,048,424

		2,172,246

CONSUMER DISCRETIONARY (5.9%)
Capri Hldgs. Ltd.*	32,869	1,729,238
Marriott Vacations Worldwide Corp.	13,125	1,320,769
Ollie’s Bargain Outlet Hldgs., Inc.*	14,930	1,152,297
Taylor Morrison Home Corp. Cl A*	32,786	1,397,012
Williams-Sonoma, Inc.	4,623	718,414

		6,317,730

CONSUMER STAPLES (3.3%)
Constellation Brands, Inc. Cl A	5,154	1,295,355
TreeHouse Foods, Inc.*	50,039	2,180,699

		3,476,054

ENERGY (6.9%)
Baker Hughes Co. Cl A	82,680	2,920,257
Devon Energy Corp.	38,973	1,859,012
Hess Corp.	4,243	649,179
MPLX LP*	24,342	865,845
Williams Cos., Inc.	30,759	1,036,271

		7,330,564

FINANCIALS (15.8%)
American Financial Group, Inc.	20,562	2,296,159
Ameriprise Financial, Inc.	7,148	2,356,553
Discover Financial Svcs.	9,916	859,023
Euronet Worldwide, Inc.*	20,555	1,631,656
Everest Group Ltd.	4,905	1,823,041
Fifth Third Bancorp	51,183	1,296,465
Hartford Financial Svcs. Group, Inc.	16,725	1,185,970
KeyCorp.	74,526	801,900
M&T Bank Corp.	4,703	594,694
Reinsurance Group of America, Inc.	8,829	1,281,883
Starwood Property Trust, Inc.	60,598	1,172,571
Synchrony Financial	21,174	647,289
Voya Financial, Inc.	13,882	922,459

		16,869,663

HEALTH CARE (5.9%)
Agilent Technologies, Inc.	4,862	543,669
Biogen, Inc.*	2,630	675,936
Centene Corp.*	16,788	1,156,358
Envista Hldgs. Corp.*	37,551	1,046,922
Humana, Inc.	1,990	968,175
Zimmer Biomet Hldgs., Inc.	17,320	1,943,650

		6,334,710

INDUSTRIALS (17.6%)
Alaska Air Group, Inc.*	25,896	960,224
Builders FirstSource, Inc.*	8,920	1,110,451
Carlisle Cos., Inc.	6,106	1,583,041
Clean Harbors, Inc.*	13,693	2,291,660

MoA FUNDS - MID CAP VALUE FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Crane Co.	27,825	2,471,973
Dover Corp.	7,690	1,072,832
Jacobs Solutions, Inc.	16,559	2,260,303
KBR, Inc.	29,526	1,740,262
L-3 Harris Technologies, Inc.	7,192	1,252,271
Mueller Industries, Inc.	22,524	1,692,904
Oshkosh Corp.	12,734	1,215,206
Stanley Black & Decker, Inc.	12,770	1,067,317

		18,718,444

INFORMATION TECHNOLOGY (8.5%)
Ciena Corp.*	26,995	1,275,784
Crane NXT Co.	25,375	1,410,089
DXC Technology Co.*	81,116	1,689,646
MKS Instruments, Inc.	8,926	772,456
PTC, Inc.*	4,140	586,555
Teledyne Technologies, Inc.*	4,112	1,680,081
Teradyne, Inc.	10,425	1,047,295
Viasat, Inc.*	29,367	542,115

		9,004,021

MATERIALS (11.3%)
Ashland, Inc.	30,450	2,487,156
Axalta Coating Systems Ltd.*	40,669	1,093,996
Crown Hldgs., Inc.	38,855	3,437,890
FMC Corp.	6,584	440,931
Freeport-McMoRan, Inc.	18,577	692,736
Newmont Corp.	16,881	623,753
Packaging Corp. of America	13,085	2,009,202
Steel Dynamics, Inc.	11,440	1,226,597

		12,012,261

REAL ESTATE (10.5%)
Alexander’s, Inc.	1,359	247,651
Americold Realty Trust, Inc.	27,040	822,286
Apartment Income REIT Corp.	49,827	1,529,689
AvalonBay Communities, Inc.	9,183	1,577,089
Brandywine Realty Trust	65,828	298,859
Gaming & Leisure Properties, Inc.	35,764	1,629,050
Healthcare Realty Trust, Inc. Cl A	46,160	704,863
Healthpeak Properties, Inc.	57,520	1,056,067
Kilroy Realty Corp.	9,897	312,844
Ventas, Inc.	18,400	775,192
Welltower, Inc.	8,574	702,382
Weyerhaeuser Co.	50,462	1,547,165

		11,203,137

UTILITIES (8.8%)
AES Corp.	49,523	752,750
Ameren Corp.	21,749	1,627,478
Atmos Energy Corp.	8,810	933,243
Entergy Corp.	12,686	1,173,455
Evergy, Inc.	43,300	2,195,310
PPL Corp.	34,051	802,242
Public Svc. Enterprise Group, Inc.	32,374	1,842,404

		9,326,882

TOTAL COMMON STOCKS (Cost: $90,535,853) 96.5%		102,765,712

MoA FUNDS - MID CAP VALUE FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Bill	A-1+	5.28	10/03/23	800,000	799,766
U.S. Treasury Bill	A-1+	5.31	10/10/23	1,500,000	1,498,025

					2,297,791

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,297,791) 2.2%					2,297,791

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.2%)
Citibank, New York Time Deposit		4.58	10/02/23	1,300,470	1,300,470

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,300,470) 1.2%					1,300,470

TOTAL INVESTMENTS (Cost: $94,134,114) 99.9%					106,363,973

OTHER NET ASSETS 0.1%					134,016

NET ASSETS 100.0%					$106,497,989

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Cable One, Inc.	2,742	1,688,085
Frontier Communications Parent, Inc.*	133,145	2,083,719
Iridium Communications, Inc.	75,277	3,424,351
New York Times Co. Cl A	98,457	4,056,428
Nexstar Media Group, Inc. Cl A	20,063	2,876,432
TEGNA, Inc.	121,309	1,767,472
TKO Group Hldgs., Inc.	31,538	2,651,084
Ziff Davis, Inc.*	27,982	1,782,174
ZoomInfo Technologies, Inc. Cl A*	183,669	3,012,172

		23,341,917

CONSUMER DISCRETIONARY (14.3%)
Adient PLC*	56,379	2,069,109
Aramark	157,143	5,452,862
Autoliv, Inc.	45,741	4,413,092
AutoNation, Inc.*	16,175	2,448,895
Boyd Gaming Corp.	42,745	2,600,178
Brunswick Corp.	42,038	3,321,002
Capri Hldgs. Ltd.*	69,869	3,675,808
Carter’s, Inc.	22,428	1,550,896
Choice Hotels International, Inc.	15,163	1,857,619
Churchill Downs, Inc.	41,012	4,759,033
Columbia Sportswear Co.	21,044	1,559,360
Crocs, Inc.*	37,108	3,274,039
Deckers Outdoor Corp.*	15,732	8,087,664
Dick’s Sporting Goods, Inc.	37,720	4,095,638
Five Below, Inc.*	33,508	5,391,437
Fox Factory Hldg. Corp.*	25,505	2,527,035
GameStop Corp. Cl A*	161,435	2,657,220
Gap, Inc.	128,504	1,365,998
Gentex Corp.	140,521	4,572,553
Goodyear Tire & Rubber Co.*	170,643	2,121,093
Graham Hldgs. Co. Cl B	2,219	1,293,677
Grand Canyon Education, Inc.*	17,952	2,098,230
H&R Block, Inc.	91,670	3,947,310
Harley-Davidson, Inc.	77,615	2,565,952
Helen of Troy Ltd.*	14,507	1,690,936
Hilton Grand Vacations, Inc.*	43,722	1,779,485
KB Home	46,779	2,164,932
Kohl’s Corp.	66,572	1,395,349
Lear Corp.	35,364	4,745,849
Leggett & Platt, Inc.	80,178	2,037,323
Light & Wonder, Inc. Cl A*	54,850	3,912,451
Lithia Motors, Inc. Cl A	16,592	4,900,115
Macy’s, Inc.	164,054	1,904,667
Marriott Vacations Worldwide Corp.	20,417	2,054,563
Mattel, Inc.*	213,179	4,696,333
Murphy USA, Inc.	11,752	4,016,011
Nordstrom, Inc.	58,329	871,435
Ollie’s Bargain Outlet Hldgs., Inc.*	37,200	2,871,096
Penn Entertainment, Inc.*	90,919	2,086,591
Penske Automotive Group, Inc.	11,749	1,962,788
Planet Fitness, Inc. Cl A*	50,903	2,503,410

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Polaris, Inc.	32,078	3,340,603
PVH Corp.	37,754	2,888,559
RH*	9,301	2,458,812
Service Corp. International	90,811	5,188,941
Skechers USA, Inc. Cl A*	80,885	3,959,321
Taylor Morrison Home Corp. Cl A*	65,884	2,807,317
Tempur Sealy International, Inc.	103,633	4,491,454
Texas Roadhouse, Inc. Cl A	40,180	3,861,298
Thor Industries, Inc.	32,090	3,052,722
Toll Brothers, Inc.	65,819	4,867,973
TopBuild Corp.*	19,117	4,809,837
Topgolf Callaway Brands Corp.*	86,030	1,190,655
Travel + Leisure Co.	44,500	1,634,485
Under Armour, Inc. Cl A*	113,594	778,119
Under Armour, Inc. Cl C*	120,372	767,973
Vail Resorts, Inc.	23,208	5,149,623
Valvoline, Inc.	83,471	2,691,105
Visteon Corp.*	16,975	2,343,738
Wendy’s Co.	102,047	2,082,779
Williams-Sonoma, Inc.	38,660	6,007,764
Wingstop, Inc.	18,046	3,245,393
Wyndham Hotels & Resorts, Inc.	50,720	3,527,069
YETI Hldgs., Inc.*	52,212	2,517,663

		196,962,237

CONSUMER STAPLES (4.2%)
BellRing Brands, Inc.*	79,126	3,262,365
BJ’s Wholesale Club Hldgs., Inc.*	80,886	5,772,834
Boston Beer Co., Inc. Cl A*	5,691	2,216,815
Casey’s General Stores, Inc.	22,508	6,111,372
Celsius Hldgs., Inc.*	29,622	5,083,135
Coca-Cola Consolidated, Inc.	2,822	1,795,695
Coty, Inc. Cl A*	215,609	2,365,231
Darling Ingredients, Inc.*	96,008	5,011,618
Flowers Foods, Inc.	115,759	2,567,535
Grocery Outlet Hldg. Corp.*	59,460	1,715,421
Ingredion, Inc.	39,814	3,917,698
Lancaster Colony Corp.	12,260	2,023,268
Performance Food Group Co.*	93,995	5,532,546
Pilgrim’s Pride Corp.*	24,232	553,216
Post Hldgs., Inc.*	30,587	2,622,529
Sprouts Farmers Market, Inc.*	61,404	2,628,091
US Foods Hldg. Corp.*	136,737	5,428,459

		58,607,828

ENERGY (5.8%)
Antero Midstream Corp.	205,012	2,456,044
Antero Resources Corp.*	169,972	4,313,889
ChampionX Corp.	118,336	4,215,128
Chesapeake Energy Corp.	67,722	5,839,668
Chord Energy Corp.	25,001	4,051,912
Civitas Resources, Inc.	51,298	4,148,469
CNX Resources Corp.*	97,197	2,194,708
DT Midstream, Inc.	58,332	3,086,930
Equitrans Midstream Corp.	260,808	2,443,771
HF Sinclair Corp.	87,555	4,984,506
Matador Resources Co.	66,703	3,967,495
Murphy Oil Corp.	89,300	4,049,755

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

NOV, Inc.	237,040	4,954,136
Ovintiv, Inc.	152,711	7,264,462
PBF Energy, Inc. Cl A	66,216	3,544,543
Permian Resources Corp. Cl A	167,179	2,333,819
Range Resources Corp.	145,286	4,708,719
Southwestern Energy Co.*	663,041	4,276,615
Valaris Ltd.*	38,302	2,871,884
Weatherford International PLC*	43,386	3,919,057

		79,625,510

FINANCIALS (14.6%)
Affiliated Managers Group, Inc.	21,098	2,749,913
Ally Financial, Inc.	163,407	4,359,699
American Financial Group, Inc.	39,847	4,449,715
Annaly Capital Management, Inc.	297,315	5,592,495
Associated Banc-Corp.	90,849	1,554,426
Bank OZK	63,342	2,348,088
Brighthouse Financial, Inc.*	39,430	1,929,704
Cadence Bank	109,932	2,332,757
CNO Financial Group, Inc.	68,021	1,614,138
Columbia Banking System, Inc.	125,553	2,548,726
Commerce Bancshares, Inc.	68,310	3,277,514
Cullen/Frost Bankers, Inc.	38,600	3,520,706
East West Bancorp, Inc.	85,169	4,489,258
Erie Indemnity Co. Cl A	15,015	4,411,257
Essent Group Ltd.	64,403	3,045,618
Euronet Worldwide, Inc.*	28,399	2,254,313
Evercore, Inc. Cl A	20,984	2,893,274
Federated Hermes, Inc. Cl B	53,144	1,799,987
Fidelity National Financial, Inc.	155,646	6,428,180
First American Financial Corp.	62,055	3,505,487
First Financial Bankshares, Inc.	77,333	1,942,605
First Horizon Corp.	336,318	3,706,224
FirstCash Hldgs., Inc.	22,266	2,235,061
FNB Corp.	215,998	2,330,618
Glacier Bancorp, Inc.	66,743	1,902,176
Hancock Whitney Corp.	51,845	1,917,747
Hanover Insurance Group, Inc.	21,523	2,388,623
Home BancShares, Inc.	113,411	2,374,826
Interactive Brokers Group, Inc. Cl A	64,393	5,573,858
International Bancshares Corp.	32,123	1,392,211
Janus Henderson Group PLC	79,777	2,059,842
Jefferies Financial Group, Inc.	106,388	3,896,993
Kemper Corp.	36,246	1,523,419
Kinsale Capital Group, Inc.	13,246	5,485,566
MGIC Investment Corp.	169,948	2,836,432
Morningstar, Inc.	15,662	3,668,667
New York Community Bancorp, Inc.	434,904	4,931,811
Old National Bancorp	176,128	2,560,901
Old Republic International Corp.	159,351	4,292,916
Pinnacle Financial Partners, Inc.	46,207	3,097,717
Primerica, Inc.	21,531	4,177,229
Prosperity Bancshares, Inc.	56,418	3,079,295
Reinsurance Group of America, Inc. Cl A	39,858	5,786,983
RenaissanceRe Hldgs. Ltd.	30,810	6,097,915
RLI Corp.	24,154	3,282,287
SEI Investments Co.	60,553	3,647,107

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Selective Insurance Group, Inc.	36,460	3,761,578
SLM Corp.	136,093	1,853,587
SouthState Corp.	45,753	3,081,922
Starwood Property Trust, Inc.	178,867	3,461,077
Stifel Financial Corp.	62,875	3,863,040
Synovus Financial Corp.	87,988	2,446,066
Texas Capital Bancshares, Inc.*	28,895	1,701,916
UMB Financial Corp.	26,287	1,631,108
United Bankshares, Inc.	81,226	2,241,025
Unum Group	110,694	5,445,038
Valley National Bancorp	256,686	2,197,232
Voya Financial, Inc.	63,675	4,231,204
Webster Financial Corp.	104,294	4,204,091
Western Union Co.	225,457	2,971,523
WEX, Inc.*	25,857	4,863,443
Wintrust Financial Corp.	36,848	2,782,024

		202,030,158

HEALTH CARE (8.2%)
Acadia Healthcare Co., Inc.*	55,485	3,901,150
Amedisys, Inc.*	19,644	1,834,750
Arrowhead Pharmaceuticals, Inc.*	64,527	1,733,840
Azenta, Inc.*	36,211	1,817,430
Bruker Corp.	59,229	3,689,967
Chemed Corp.	9,076	4,716,797
Doximity, Inc. Cl A*	75,554	1,603,256
Encompass Health Corp.	60,336	4,052,166
Enovis Corp.*	29,876	1,575,361
Envista Hldgs. Corp.*	98,617	2,749,442
Exelixis, Inc.*	191,654	4,187,640
Globus Medical, Inc. Cl A*	70,651	3,507,822
Haemonetics Corp.*	30,527	2,734,609
Halozyme Therapeutics, Inc.*	79,412	3,033,538
HealthEquity, Inc.*	51,451	3,758,496
ICU Medical, Inc.*	12,205	1,452,517
Inari Medical, Inc.*	30,727	2,009,546
Integra LifeSciences Hldgs. Corp.*	42,632	1,628,116
Jazz Pharmaceuticals PLC*	38,005	4,919,367
Lantheus Hldgs., Inc.*	41,193	2,862,090
LivaNova PLC*	32,436	1,715,216
Masimo Corp.*	26,708	2,341,757
Medpace Hldgs., Inc.*	13,983	3,385,704
Neogen Corp.*	118,457	2,196,193
Neurocrine Biosciences, Inc.*	58,783	6,613,087
Option Care Health, Inc.*	108,279	3,502,826
Patterson Cos., Inc.	51,225	1,518,309
Penumbra, Inc.*	23,138	5,597,314
Perrigo Co. PLC	81,505	2,604,085
Progyny, Inc.*	49,964	1,699,775
QuidelOrtho Corp.*	29,753	2,173,159
R1 RCM, Inc.*	118,533	1,786,292
Repligen Corp.*	31,214	4,963,338
Shockwave Medical, Inc.*	22,123	4,404,689
Sotera Health Co.*	59,544	891,969
Tenet Healthcare Corp.*	61,121	4,027,263
United Therapeutics Corp.*	28,252	6,381,279

		113,570,155

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

INDUSTRIALS (21.9%)
Acuity Brands, Inc.	18,777	3,197,911
Advanced Drainage Systems, Inc.	41,685	4,745,004
AECOM	83,509	6,934,587
AGCO Corp.	37,413	4,425,210
ASGN, Inc.*	29,136	2,379,829
Avis Budget Group, Inc.*	11,893	2,137,053
Brink’s Co.	27,947	2,030,070
Builders FirstSource, Inc.*	75,268	9,370,113
BWX Technologies, Inc.	55,060	4,128,399
CACI International, Inc. Cl A*	13,725	4,308,689
Carlisle Cos., Inc.	30,050	7,790,763
Chart Industries, Inc.*	25,267	4,273,155
Clean Harbors, Inc.*	30,316	5,073,686
Concentrix Corp.	26,009	2,083,581
Crane Co.	29,391	2,611,096
Curtiss-Wright Corp.	23,059	4,511,032
Donaldson Co., Inc.	72,984	4,352,766
EMCOR Group, Inc.	28,374	5,969,606
EnerSys	24,705	2,338,822
Esab Corp.	34,097	2,394,291
ExlService Hldgs., Inc.*	99,759	2,797,242
Exponent, Inc.	30,610	2,620,216
Flowserve Corp.	78,982	3,141,114
Fluor Corp.*	86,303	3,167,320
Fortune Brands Innovations, Inc.	76,384	4,748,029
FTI Consulting, Inc.*	20,485	3,654,729
GATX Corp.	21,310	2,319,167
Genpact Ltd.	100,416	3,635,059
Graco, Inc.	101,728	7,413,937
GXO Logistics, Inc.*	71,596	4,199,105
Hertz Global Hldgs., Inc.*	80,568	986,958
Hexcel Corp.	50,846	3,312,108
Hubbell, Inc. Cl B	32,284	10,118,128
Insperity, Inc.	21,813	2,128,949
ITT, Inc.	49,422	4,838,908
KBR, Inc.	81,215	4,786,812
Kirby Corp.*	35,817	2,965,648
Knight-Swift Transportation Hldgs., Inc. Cl A	97,094	4,869,264
Landstar System, Inc.	21,639	3,828,805
Lennox International, Inc.	19,241	7,204,600
Lincoln Electric Hldgs., Inc.	34,561	6,282,844
ManpowerGroup, Inc.	29,846	2,188,309
MasTec, Inc.*	36,386	2,618,700
Maximus, Inc.	36,590	2,732,541
MDU Resources Group, Inc.	122,583	2,400,175
Middleby Corp.*	32,268	4,130,304
MSA Safety, Inc.	22,239	3,505,978
MSC Industrial Direct Co., Inc. Cl A	28,532	2,800,416
nVent Electric PLC	99,791	5,287,925
Oshkosh Corp.	39,309	3,751,258
Owens Corning	54,077	7,376,644
Paylocity Hldg. Corp.*	25,920	4,709,664
RBC Bearings, Inc.*	17,490	4,094,934
Regal Rexnord Corp.	39,917	5,703,341
Ryder System, Inc.	27,406	2,931,072

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Saia, Inc.*	15,974	6,368,035
Science Applications International Corp.	32,316	3,410,631
Sensata Technologies Hldg. PLC	91,752	3,470,061
Simpson Manufacturing Co., Inc.	25,688	3,848,319
Stericycle, Inc.*	55,695	2,490,124
Sunrun, Inc.*	130,737	1,642,057
Terex Corp.	40,573	2,337,816
Tetra Tech, Inc.	32,053	4,873,018
Timken Co.	39,343	2,891,317
Toro Co.	62,548	5,197,739
Trex Co., Inc.*	65,352	4,027,644
UFP Industries, Inc.	37,241	3,813,478
Valmont Industries, Inc.	12,650	3,038,657
Vicor Corp.*	13,505	795,310
Watsco, Inc.	20,189	7,625,789
Watts Water Technologies, Inc. Cl A	16,483	2,848,592
Werner Enterprises, Inc.	38,158	1,486,254
WESCO International, Inc.	26,607	3,826,619
Woodward, Inc.	36,370	4,519,336
XPO, Inc.*	69,808	5,211,865

		302,028,527

INFORMATION TECHNOLOGY (10.4%)
ACI Worldwide, Inc.*	65,371	1,474,770
Allegro MicroSystems, Inc.*	42,847	1,368,533
Amkor Technology, Inc.	62,127	1,404,070
Arrow Electronics, Inc.*	33,508	4,196,542
Aspen Technology, Inc.*	17,075	3,487,739
Avnet, Inc.	55,019	2,651,366
Belden, Inc.	25,462	2,458,356
Blackbaud, Inc.*	25,936	1,823,819
Calix, Inc.*	35,531	1,628,741
Ciena Corp.*	89,993	4,253,069
Cirrus Logic, Inc.*	32,934	2,435,799
Cognex Corp.	103,715	4,401,665
Coherent Corp.*	78,336	2,556,887
CommVault Systems, Inc.*	26,412	1,785,715
Crane NXT Co.	29,062	1,614,975
Dolby Laboratories, Inc. Cl A	35,850	2,841,471
Dropbox, Inc. Cl A*	155,232	4,226,967
Dynatrace, Inc.*	143,005	6,682,624
Envestnet, Inc.*	29,874	1,315,352
GoDaddy, Inc. Cl A*	88,375	6,582,170
IPG Photonics Corp.*	17,964	1,824,065
Jabil, Inc.	78,786	9,997,156
Kyndryl Hldgs., Inc.*	137,784	2,080,538
Lattice Semiconductor Corp.*	82,973	7,129,870
Littelfuse, Inc.	14,985	3,706,090
Lumentum Hldgs., Inc.*	41,355	1,868,419
MACOM Technology Solutions Hldgs., Inc.*	32,476	2,649,392
Manhattan Associates, Inc.*	37,123	7,337,732
MKS Instruments, Inc.	37,834	3,274,154
National Instruments Corp.	79,158	4,719,400
NCR Corp.*	80,576	2,173,135
Novanta, Inc.*	21,556	3,091,993
Power Integrations, Inc.	34,550	2,636,510
Qualys, Inc.*	22,099	3,371,202
Silicon Laboratories, Inc.*	19,181	2,222,886

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Super Micro Computer, Inc.*	27,489	7,538,034
Synaptics, Inc.*	23,793	2,128,046
TD SYNNEX Corp.	28,782	2,874,171
Teradata Corp.*	60,137	2,707,368
Universal Display Corp.	26,221	4,116,435
Vishay Intertechnology, Inc.	76,418	1,889,053
Vontier Corp.	93,147	2,880,105
Wolfspeed, Inc.*	74,929	2,854,795

		144,261,179

MATERIALS (6.9%)
Alcoa Corp.	107,421	3,121,654
AptarGroup, Inc.	39,512	4,940,580
Ashland, Inc.	30,845	2,519,420
Avient Corp.	54,827	1,936,490
Axalta Coating Systems Ltd.*	133,457	3,589,993
Berry Global Group, Inc.	71,092	4,401,306
Cabot Corp.	33,673	2,332,529
Chemours Co.	89,138	2,500,321
Cleveland-Cliffs, Inc.*	306,209	4,786,047
Commercial Metals Co.	70,301	3,473,572
Crown Hldgs., Inc.	72,627	6,426,037
Eagle Materials, Inc.	21,329	3,551,705
Graphic Packaging Hldg. Co.	184,930	4,120,240
Greif, Inc. Cl A	15,334	1,024,465
Knife River Corp.*	30,646	1,496,444
Louisiana-Pacific Corp.	38,632	2,135,191
MP Materials Corp.*	86,620	1,654,442
NewMarket Corp.	4,156	1,891,146
Olin Corp.	75,742	3,785,585
Reliance Steel & Aluminum Co.	35,250	9,243,608
Royal Gold, Inc.	39,543	4,204,607
RPM International, Inc.	77,685	7,365,315
Scotts Miracle-Gro Co.	25,015	1,292,775
Silgan Hldgs., Inc.	50,300	2,168,433
Sonoco Products Co.	58,966	3,204,802
United States Steel Corp.	134,217	4,359,368
Westlake Corp.	19,216	2,395,659
Worthington Industries, Inc.	18,339	1,133,717

		95,055,451

REAL ESTATE (7.1%)
Agree Realty Corp.	57,950	3,201,158
Apartment Income REIT Corp.	89,828	2,757,720
Brixmor Property Group, Inc.	180,947	3,760,079
Corporate Office Properties Trust	67,661	1,612,362
Cousins Properties, Inc.	91,363	1,861,064
CubeSmart	135,327	5,160,018
EastGroup Properties, Inc.	27,329	4,551,098
EPR Properties	45,343	1,883,548
Equity LifeStyle Properties, Inc.	112,131	7,143,866
First Industrial Realty Trust, Inc.	79,613	3,788,783
Gaming & Leisure Properties, Inc.	158,099	7,201,409
Healthcare Realty Trust, Inc. Cl A	229,263	3,500,846
Independence Realty Trust, Inc.	135,090	1,900,716
Jones Lang LaSalle, Inc.*	28,703	4,052,290
Kilroy Realty Corp.	64,189	2,029,014
Kite Realty Group Trust	132,055	2,828,618
Lamar Advertising Co. Cl A	52,696	4,398,535

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Medical Properties Trust, Inc.	360,216	1,963,177
National Storage Affiliates Trust	49,958	1,585,667
NNN REIT, Inc.	109,805	3,880,509
Omega Healthcare Investors, Inc.	147,404	4,887,917
Park Hotels & Resorts, Inc.	129,864	1,599,924
Physicians Realty Trust	143,541	1,749,765
PotlatchDeltic Corp.	48,104	2,183,441
Rayonier, Inc.	82,113	2,336,936
Rexford Industrial Realty, Inc.	124,271	6,132,774
Sabra Health Care REIT, Inc.	139,186	1,940,253
Spirit Realty Capital, Inc.	85,077	2,852,632
STAG Industrial, Inc.	108,152	3,732,325
Vornado Realty Trust	96,349	2,185,195

		98,661,639

UTILITIES (3.3%)
ALLETE, Inc.	34,552	1,824,346
Black Hills Corp.	40,399	2,043,785
Essential Utilities, Inc.	146,486	5,028,864
IDACORP, Inc.	30,469	2,853,422
National Fuel Gas Co.	55,272	2,869,170
New Jersey Resources Corp.	58,729	2,386,159
NorthWestern Corp.	36,144	1,737,081
OGE Energy Corp.	120,566	4,018,465
ONE Gas, Inc.	33,379	2,279,118
Ormat Technologies, Inc.	32,285	2,257,367
PNM Resources, Inc.	51,670	2,304,999
Portland General Electric Co.	60,855	2,463,410
Southwest Gas Hldgs., Inc.	36,143	2,183,399
Spire, Inc.	31,666	1,791,662
UGI Corp.	126,099	2,900,277
Vistra Corp.	207,988	6,901,042

		45,842,566

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,221,815,896) 98.4%		1,359,987,167

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	A-1+	5.31	10/24/23	8,500,000	8,471,384
U.S. Treasury Bill	A-1+	5.32	10/12/23	4,200,000	4,193,212
U.S. Treasury Bill	A-1+	5.36	12/07/23	1,000,000	990,260
U.S. Treasury Bill	A-1+	5.39	12/21/23	6,400,000	6,324,498

					19,979,354

U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	A-1+	5.20	10/02/23	900,000	899,870

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $20,878,080) 1.5%					20,879,224

MoA FUNDS - MID CAP EQUITY INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit	4.58	10/02/23	2,386,153	2,386,153

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,386,153) 0.2%				2,386,153

TOTAL INVESTMENTS (Cost: $1,245,080,129) 100.1%				1,383,252,544

OTHER NET ASSETS -0.1%				(731,681)

NET ASSETS 100.0%				$1,382,520,863

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (4.1%)
AT&T, Inc.	80,929	1,215,554
Comcast Corp. Cl A	41,774	1,852,259
Electronic Arts, Inc.	8,416	1,013,286
Fox Corp. Cl A	24,092	751,670
Interpublic Group of Cos., Inc.	45,148	1,293,942
T-Mobile US, Inc.*	7,831	1,096,732

		7,223,443

CONSUMER DISCRETIONARY (5.5%)
Amazon.com, Inc.*	9,157	1,164,038
AutoZone, Inc.*	392	995,676
Hilton Worldwide Hldgs., Inc.	10,046	1,508,708
Home Depot, Inc.	5,102	1,541,620
Ralph Lauren Corp. Cl A	7,030	816,113
Tapestry, Inc.	24,089	692,559
TJX Cos., Inc.	16,195	1,439,412
Ulta Beauty, Inc.*	2,307	921,531
Yum! Brands, Inc.	5,398	674,426

		9,754,083

CONSUMER STAPLES (2.7%)
Constellation Brands, Inc. Cl A	3,845	966,364
Hershey Co.	2,603	520,808
Philip Morris International, Inc.	16,267	1,505,999
Walmart, Inc.	10,886	1,740,998

		4,734,169

ENERGY (4.5%)
Baker Hughes Co. Cl A	23,512	830,444
ConocoPhillips	12,499	1,497,380
Coterra Energy, Inc.	28,641	774,739
EQT Corp.	23,092	937,073
Exxon Mobil Corp.	16,423	1,931,016
Valero Energy Corp.	8,203	1,162,447
Williams Cos., Inc.	24,402	822,104

		7,955,203

FINANCIALS (6.4%)
Comerica, Inc.	12,068	501,425
FleetCor Technologies, Inc.*	2,071	528,809
Goldman Sachs Group, Inc.	3,163	1,023,452
JPMorgan Chase & Co.	18,427	2,672,284
KeyCorp.	53,000	570,280
Morgan Stanley	25,369	2,071,886
MSCI, Inc. Cl A	1,161	595,686
Nasdaq, Inc.	6,769	328,906
U.S. Bancorp	29,039	960,029
Visa, Inc. Cl A	9,045	2,080,441

		11,333,198

HEALTH CARE (10.3%)
Abbott Laboratories	12,893	1,248,687
AbbVie, Inc.	16,542	2,465,751
Biogen, Inc.*	2,572	661,030
Bristol-Myers Squibb Co.	15,221	883,427
Cigna Group	3,177	908,844
CVS Health Corp.	14,762	1,030,683

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Edwards Lifesciences Corp.*	10,319	714,900
Eli Lilly & Co.	4,631	2,487,449
Gilead Sciences, Inc.	14,164	1,061,450
HCA Healthcare, Inc.	5,272	1,296,807
Johnson & Johnson	13,487	2,100,600
UnitedHealth Group, Inc.	6,563	3,308,999

		18,168,627

INDUSTRIALS (5.7%)
Caterpillar, Inc.	3,730	1,018,290
Deere & Co.	3,918	1,478,575
FedEx Corp.	4,709	1,247,508
Honeywell International, Inc.	5,638	1,041,564
Parker-Hannifin Corp.	3,014	1,174,013
Quanta Svcs., Inc.	4,828	903,174
Snap-on, Inc.	3,410	869,755
Trane Technologies PLC	5,916	1,200,415
Union Pacific Corp.	5,225	1,063,967

		9,997,261

INFORMATION TECHNOLOGY (17.6%)
Adobe, Inc.*	3,293	1,679,101
Apple, Inc.	54,700	9,365,187
Broadcom, Inc.	4,209	3,495,911
Fortinet, Inc.*	23,689	1,390,071
Lam Research Corp.	2,650	1,660,940
Microsoft Corp.	27,193	8,586,190
NVIDIA Corp.	9,059	3,940,574
QUALCOMM, Inc.	8,140	904,028

		31,022,002

MATERIALS (1.4%)
Freeport-McMoRan, Inc.	36,171	1,348,817
LyondellBasell Industries N.V. Cl A	4,899	463,935
Newmont Corp.	19,984	738,409

		2,551,161

REAL ESTATE (1.2%)
Alexandria Real Estate Equities, Inc.	7,474	748,147
Equinix, Inc.	955	693,578
Public Storage	2,247	592,130

		2,033,855

UTILITIES (0.8%)
NextEra Energy, Inc.	23,206	1,329,472

TOTAL COMMON STOCKS (Cost: $67,901,958) 60.2%		106,102,474

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.0%)
U.S. Treasury Bond	AA+	1.13	05/15/40	2,025,000	1,162,318
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	625,281
U.S. Treasury Bond	AA+	1.38	11/15/40	750,000	443,877
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,183,195
U.S. Treasury Bond	AA+	1.88	02/15/41	2,000,000	1,290,156
U.S. Treasury Bond	AA+	3.63	02/15/53	465,000	384,570

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

U.S. Treasury Bond	AA+	4.00	11/15/52	930,000	824,285
U.S. Treasury Note	AA+	1.50	02/15/30	900,000	746,016
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,485,039
U.S. Treasury Note	AA+	1.75	01/31/29	700,000	605,008
U.S. Treasury Note	AA+	2.25	08/15/27	200,000	182,766
U.S. Treasury Note	AA+	2.25	11/15/27	745,000	677,543
U.S. Treasury Note	AA+	2.38	05/15/27	1,150,000	1,060,516
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,356,914
U.S. Treasury Note	AA+	2.88	05/15/28	4,250,000	3,938,555
U.S. Treasury Note	AA+	2.88	05/15/32	2,885,000	2,532,376
U.S. Treasury Note	AA+	3.63	03/31/30	660,000	622,540
U.S. Treasury Strip	AA+	0.00	08/15/29	4,860,000	3,702,831

					22,823,786

U.S. GOVERNMENT AGENCIES (13.1%)
MORTGAGE-BACKED OBLIGATIONS (12.5%)
FHLMC	AA+	2.00	11/01/50	164,647	125,803
FHLMC	AA+	2.50	09/01/27	43,213	41,251
FHLMC	AA+	2.50	06/01/35	152,224	134,536
FHLMC	AA+	2.50	06/01/50	153,783	123,245
FHLMC	AA+	2.50	11/01/50	379,022	305,009
FHLMC	AA+	2.50	10/01/51	211,421	167,996
FHLMC	AA+	2.50	02/01/52	611,784	487,613
FHLMC	AA+	3.00	06/01/27	28,475	27,375
FHLMC	AA+	3.00	08/01/27	35,441	34,071
FHLMC	AA+	3.00	11/01/42	84,669	72,486
FHLMC	AA+	3.00	04/01/43	85,400	73,110
FHLMC	AA+	3.00	11/01/49	242,478	203,481
FHLMC	AA+	3.00	11/01/49	157,233	131,357
FHLMC	AA+	3.00	06/01/52	458,491	381,401
FHLMC	AA+	3.50	02/01/32	39,418	36,802
FHLMC	AA+	3.50	01/01/43	95,579	84,957
FHLMC	AA+	3.50	06/01/45	139,036	122,335
FHLMC	AA+	3.50	07/01/45	153,177	135,024
FHLMC	AA+	4.00	11/01/33	32,799	31,219
FHLMC	AA+	4.00	01/01/38	82,278	76,572
FHLMC	AA+	4.00	03/01/41	31,923	29,270
FHLMC	AA+	4.00	07/01/41	54,906	50,342
FHLMC	AA+	4.00	11/01/42	19,154	17,568
FHLMC	AA+	4.00	01/01/43	68,508	62,833
FHLMC	AA+	4.00	10/01/44	40,178	36,744
FHLMC	AA+	4.00	06/01/45	132,090	120,119
FHLMC	AA+	4.00	04/01/52	435,103	388,643
FHLMC	AA+	4.00	08/01/52	275,000	247,020
FHLMC	AA+	4.23	05/01/30	400,000	369,545
FHLMC	AA+	4.50	08/15/35	4,502	4,297
FHLMC	AA+	4.50	02/01/44	52,469	49,099
FHLMC	AA+	4.50	05/01/48	55,305	51,857
FHLMC	AA+	5.00	02/01/26	1,745	1,678
FHLMC	AA+	5.00	06/01/52	847,611	800,942
FHLMC	AA+	5.00	12/01/52	490,689	462,967
FHLMC	AA+	5.50	07/01/32	12,002	11,899
FHLMC	AA+	5.50	05/01/33	6,742	6,539
FHLMC	AA+	5.50	06/01/37	51,638	51,641
FHLMC	AA+	5.50	07/01/53	397,169	384,548
FHLMC	AA+	5.50	07/01/53	247,648	239,486
FHLMC	AA+	6.00	09/01/53	148,419	147,072
FHLMC ARM	AA+	1.93	10/01/51	590,470	498,404

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FHLMC Strip	AA+	3.00	06/15/42	170,454	152,035
FHLMC Strip	AA+	3.00	01/15/43	57,013	49,905
FNMA	AA+	1.81	09/01/51	655,368	553,577
FNMA	AA+	2.00	11/01/35	208,995	180,423
FNMA	AA+	2.00	07/01/36	769,232	664,475
FNMA	AA+	2.00	10/01/50	141,491	109,144
FNMA	AA+	2.00	11/01/51	431,954	330,339
FNMA	AA+	2.00	03/01/52	273,288	208,612
FNMA	AA+	2.34	05/01/36	500,000	374,312
FNMA	AA+	2.50	02/01/33	103,581	89,554
FNMA	AA+	2.50	06/01/35	342,302	302,531
FNMA	AA+	2.50	10/01/35	329,652	293,768
FNMA	AA+	2.50	04/01/42	1,035,784	851,132
FNMA	AA+	2.50	05/01/46	215,867	174,464
FNMA	AA+	2.50	12/01/50	59,104	47,816
FNMA	AA+	2.50	01/01/51	369,697	297,669
FNMA	AA+	2.50	03/01/51	333,675	268,430
FNMA	AA+	2.50	03/01/51	886,067	716,328
FNMA	AA+	2.50	04/01/51	160,132	127,873
FNMA	AA+	2.50	12/01/51	353,654	281,356
FNMA	AA+	2.50	05/01/52	920,404	734,524
FNMA	AA+	3.00	06/01/33	122,396	109,985
FNMA	AA+	3.00	09/01/33	75,826	68,173
FNMA	AA+	3.00	01/01/43	218,337	186,641
FNMA	AA+	3.00	02/01/43	63,193	53,910
FNMA	AA+	3.00	03/01/43	124,267	106,235
FNMA	AA+	3.00	09/01/43	118,770	101,526
FNMA	AA+	3.00	12/01/47	19,471	16,323
FNMA	AA+	3.00	03/01/48	56,113	47,323
FNMA	AA+	3.00	03/01/50	62,858	52,533
FNMA	AA+	3.00	01/01/52	556,612	461,120
FNMA	AA+	3.10	06/01/29	150,000	132,672
FNMA	AA+	3.50	08/01/38	81,410	72,268
FNMA	AA+	3.50	10/01/41	52,953	48,227
FNMA	AA+	3.50	11/01/41	81,832	72,579
FNMA	AA+	3.50	12/01/41	58,825	53,686
FNMA	AA+	3.50	04/01/42	90,745	81,440
FNMA	AA+	3.50	08/01/42	104,617	92,742
FNMA	AA+	3.50	08/01/43	140,056	123,377
FNMA	AA+	3.50	08/01/43	112,334	98,937
FNMA	AA+	3.50	04/01/45	100,239	88,185
FNMA	AA+	3.50	09/01/47	55,313	48,652
FNMA	AA+	3.50	06/01/51	549,621	474,891
FNMA	AA+	3.50	05/01/52	476,188	411,607
FNMA	AA+	4.00	01/01/31	39,177	36,376
FNMA	AA+	4.00	07/01/40	68,381	62,618
FNMA	AA+	4.00	11/01/40	32,620	29,868
FNMA	AA+	4.00	05/01/41	28,447	26,713
FNMA	AA+	4.00	11/01/45	71,164	64,894
FNMA	AA+	4.00	02/01/47	61,585	56,226
FNMA	AA+	4.00	04/01/49	254,376	230,080
FNMA	AA+	4.00	03/01/50	231,359	208,086
FNMA	AA+	4.00	07/01/52	179,826	162,155
FNMA	AA+	4.00	07/01/56	274,947	245,400
FNMA	AA+	4.50	05/01/30	11,237	10,965
FNMA	AA+	4.50	06/01/34	16,703	15,663
FNMA	AA+	4.50	08/01/35	9,654	9,057

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FNMA	AA+	4.50	05/01/39	17,922	16,930
FNMA	AA+	4.50	05/01/39	29,518	27,884
FNMA	AA+	4.50	05/01/40	36,513	34,248
FNMA	AA+	4.50	10/01/40	138,400	130,560
FNMA	AA+	4.50	11/01/47	42,504	40,484
FNMA	AA+	4.50	11/01/47	26,963	25,263
FNMA	AA+	4.50	05/01/50	348,282	323,746
FNMA	AA+	4.58	02/01/53	291,597	275,463
FNMA	AA+	5.00	06/01/33	17,094	16,741
FNMA	AA+	5.00	10/01/33	18,587	18,212
FNMA	AA+	5.00	11/01/33	48,844	47,809
FNMA	AA+	5.00	11/01/33	12,001	11,759
FNMA	AA+	5.00	03/01/34	6,597	6,464
FNMA	AA+	5.00	04/01/34	12,683	12,291
FNMA	AA+	5.00	09/01/35	5,979	5,855
FNMA	AA+	5.00	11/25/35	24,019	23,464
FNMA	AA+	5.00	08/01/37	54,580	53,409
FNMA	AA+	5.00	05/01/39	23,493	23,073
FNMA	AA+	5.00	06/01/52	914,186	863,426
FNMA	AA+	5.50	06/01/48	5,936	5,859
FNMA	AA+	6.00	05/01/32	3,583	3,607
FNMA	AA+	6.00	04/01/33	16,766	16,566
FNMA	AA+	6.00	05/01/33	7,525	7,429
FNMA	AA+	6.00	06/01/34	5,979	5,920
FNMA	AA+	6.00	09/01/34	1,529	1,509
FNMA	AA+	6.00	10/01/34	14,048	13,888
FNMA	AA+	6.00	01/01/37	7,624	7,752
FNMA	AA+	6.00	04/01/37	1,396	1,401
FNMA	AA+	6.00	05/01/37	1,507	1,485
FNMA	AA+	6.00	10/25/44	43,619	42,335
FNMA	AA+	6.00	12/25/49	9,032	8,925
FNMA	AA+	6.00	11/01/52	670,339	664,794
FNMA	AA+	6.50	05/01/32	16,600	16,701
FNMA	AA+	6.50	07/01/34	3,858	3,877
FNMA	AA+	6.50	05/01/37	16,244	16,003
FNMA	AA+	7.00	04/01/32	848	840
FNMA	AA+	7.50	06/01/31	1,307	1,326
FNMA	AA+	7.50	02/01/32	1,752	1,784
FNMA	AA+	7.50	06/01/32	1,255	1,298
FNMA	AA+	8.00	04/01/32	1,097	1,099
FNMA Strip	AA+	3.00	08/25/42	51,834	44,853
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	47,369	43,215
GNMA(3)	AA+	2.50	10/20/51	182,026	145,185
GNMA(3)	AA+	2.50	06/20/53	489,690	400,464
GNMA(3)	AA+	3.00	07/15/46	196,971	168,449
GNMA(3)	AA+	3.00	10/20/51	182,903	151,406
GNMA(3)	AA+	4.00	08/15/41	49,342	45,655
GNMA(3)	AA+	4.00	01/15/42	124,238	115,037
GNMA(3)	AA+	4.00	08/20/42	37,263	34,503
GNMA(3)	AA+	4.50	04/20/31	26,982	25,271
GNMA(3)	AA+	4.50	10/15/40	56,515	53,922
GNMA(3)	AA+	4.50	10/20/43	91,560	85,648
GNMA(3)	AA+	5.00	06/20/39	42,541	41,322
GNMA(3)	AA+	6.50	04/15/31	1,275	1,283
GNMA(3)	AA+	6.50	10/15/31	790	796
GNMA(3)	AA+	6.50	12/15/31	365	368

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

GNMA(3)	AA+	6.50	05/15/32	2,942	2,961
GNMA(3)	AA+	7.00	05/15/31	825	842
GNMA(3)	AA+	7.00	05/15/32	203	201

					21,940,416

NON-MORTGAGE-BACKED OBLIGATIONS (0.6%)
FFCB	AA+	6.22	06/06/33	600,000	588,905
FHLMC	AA+	4.88	07/24/26	220,000	216,377
FHLMC	AA+	5.75	07/17/25	330,000	328,293

					1,133,575

CORPORATE DEBT (9.4%)
COMMUNICATION SERVICES (0.9%)
AT&T, Inc.	BBB	2.75	06/01/31	290,000	232,001
Comcast Corp.	A-	3.40	04/01/30	300,000	264,620
Sprint LLC	BBB-	7.63	03/01/26	155,000	159,296
T-Mobile USA, Inc.	BBB	3.38	04/15/29	165,000	145,124
T-Mobile USA, Inc.	BBB	3.75	04/15/27	205,000	191,556
Verizon Communications, Inc.	BBB+	4.02	12/03/29	415,000	376,308
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	180,000	152,787

					1,521,692

CONSUMER DISCRETIONARY (0.8%)
Amazon.com, Inc.	AA	1.20	06/03/27	65,000	56,456
AutoZone, Inc.	BBB	3.25	04/15/25	200,000	192,492
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	58,654
Best Buy Co., Inc.	BBB+	1.95	10/01/30	110,000	85,769
Brunswick Corp.	BBB-	2.40	08/18/31	240,000	175,695
Expedia Group, Inc.	BBB	5.00	02/15/26	180,000	176,274
Expedia Group, Inc.†	BBB	6.25	05/01/25	80,000	80,132
General Motors Financial Co., Inc.	BBB	6.05	10/10/25	215,000	214,048
Harman International Industries, Inc.	A	4.15	05/15/25	300,000	291,681
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	150,000	146,162

					1,477,363

CONSUMER STAPLES (0.2%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	115,000	93,144
Hormel Foods Corp.	A-	1.80	06/11/30	140,000	112,659
Sysco Corp.	BBB	3.75	10/01/25	100,000	96,097

					301,900

ENERGY (0.2%)
Energy Transfer LP	BBB	5.55	02/15/28	65,000	63,851
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	120,000	112,309
Williams Cos., Inc.	BBB	5.40	03/02/26	250,000	248,060

					424,220

FINANCIALS (3.8%)
Aflac, Inc.	A-	1.13	03/15/26	165,000	147,944
Alleghany Corp.	AA	3.63	05/15/30	160,000	143,498
American Express Co.	BBB+	3.00	10/30/24	70,000	67,865
American Express Co.	BBB	3.63	12/05/24	250,000	243,307
Bank of America Corp.	A-	2.97	02/04/33	495,000	390,335
Bank of America Corp.	A-	3.37	01/23/26	165,000	158,621
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	289,683
Block Financial LLC	BBB	5.25	10/01/25	350,000	344,037
Capital One Financial Corp.	BBB	4.93	05/10/28	115,000	109,142
Citigroup, Inc.	BBB+	3.79	03/17/33	195,000	162,676
Citigroup, Inc.	BBB+	3.98	03/20/30	220,000	197,579
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	240,757
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	96,080
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	250,000	246,233

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	298,147
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	450,000	368,550
JPMorgan Chase & Co.	A-	1.47	09/22/27	350,000	306,630
JPMorgan Chase & Co.	A-	5.35	06/01/34	200,000	189,655
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	155,000	148,999
Kemper Corp.	BBB-	3.80	02/23/32	165,000	129,887
Mercury General Corp.	BBB	4.40	03/15/27	125,000	116,519
Morgan Stanley	A-	2.70	01/22/31	450,000	367,925
Morgan Stanley	A-	5.45	07/20/29	35,000	34,106
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	180,000	178,564
Signet UK Finance PLC	BB-	4.70	06/15/24	250,000	243,750
Stifel Financial Corp.	BBB-	4.25	07/18/24	75,000	73,784
Synchrony Financial	BBB-	3.70	08/04/26	400,000	361,113
Truist Financial Corp.	A-	4.87	01/26/29	125,000	117,339
US Bancorp	A	4.65	02/01/29	270,000	252,678
US Bancorp	A	5.78	06/12/29	60,000	58,403
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	235,485
Wells Fargo & Co.	BBB+	3.35	03/02/33	315,000	254,628
Wells Fargo & Co.	BBB+	3.53	03/24/28	190,000	174,491

					6,748,410

HEALTH CARE (0.7%)
AbbVie, Inc.	BBB+	4.25	11/14/28	175,000	166,231
Amgen, Inc.	BBB+	5.25	03/02/33	100,000	95,596
Baxter International, Inc.	BBB	2.54	02/01/32	100,000	77,438
CVS Health Corp.	BBB	3.75	04/01/30	389,000	343,852
Elevance Health, Inc.	A	2.88	09/15/29	255,000	219,865
Merck & Co., Inc.	A+	2.15	12/10/31	165,000	130,480
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	375,000	290,848

					1,324,310

INDUSTRIALS (0.3%)
Boeing Co.	BBB-	2.75	02/01/26	130,000	121,425
Boeing Co.	BBB-	4.88	05/01/25	180,000	176,907
Lennox International, Inc.	BBB	1.70	08/01/27	155,000	133,823
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	169,734

					601,889

INFORMATION TECHNOLOGY (1.2%)
Apple, Inc.	AA+	2.05	09/11/26	200,000	183,785
Applied Materials, Inc.	A	3.90	10/01/25	225,000	218,559
Broadcom Corp./Broadcom Cayman Finance Ltd.	BBB-	3.88	01/15/27	225,000	211,411
Intel Corp.	A	5.20	02/10/33	165,000	159,759
Mastercard, Inc.	A+	3.30	03/26/27	300,000	281,781
Oracle Corp.	BBB	4.90	02/06/33	265,000	244,258
PayPal Hldgs., Inc.	A-	2.65	10/01/26	290,000	267,462
QUALCOMM, Inc.	A	4.25	05/20/32	65,000	60,315
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	250,000	201,847
VMware, Inc.	BBB-	1.40	08/15/26	240,000	211,706

					2,040,883

MATERIALS (0.4%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	165,000	136,568
Eagle Materials, Inc.	BBB	2.50	07/01/31	200,000	156,332
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	337,113

					630,013

REAL ESTATE (0.7%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	125,000	109,901
Boston Properties LP	BBB+	3.25	01/30/31	300,000	235,948
Boston Properties LP	BBB+	6.50	01/15/34	50,000	47,649
Equinix, Inc.	BBB	1.45	05/15/26	260,000	232,135

MoA FUNDS - BALANCED FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Host Hotels & Resorts LP	BBB-	4.00	06/15/25	150,000	144,468
NNN REIT, Inc.	BBB+	3.60	12/15/26	110,000	102,225
Prologis LP	A	1.75	07/01/30	140,000	108,818
Realty Income Corp.	A-	4.85	03/15/30	65,000	61,259
Realty Income Corp.	A-	5.05	01/13/26	225,000	221,794

					1,264,197

UTILITIES (0.2%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	97,998
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	180,000	167,616
Southern Co.	BBB	3.25	07/01/26	50,000	46,883

					312,497

TOTAL CORPORATE DEBT					16,647,374

TOTAL LONG-TERM DEBT SECURITIES (Cost: $71,868,735) 35.5%					62,545,151

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.5%)
U.S. Treasury Bill	A-1+	5.28	10/19/23	450,000	448,816
U.S. Treasury Bill	A-1+	5.30	10/24/23	1,800,000	1,793,932
U.S. Treasury Bill	A-1+	5.31	10/05/23	1,400,000	1,399,178
U.S. Treasury Bill	A-1+	5.31	10/10/23	2,525,000	2,521,674

					6,163,600

U.S. GOVERNMENT AGENCIES (0.3%)
FHLB	A-1+	5.20	10/02/23	500,000	499,928

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,663,528) 3.8%					6,663,528

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit		4.58	10/02/23	503,001	503,001

TOTAL TEMPORARY CASH INVESTMENT (Cost: $503,001) 0.3%					503,001

TOTAL INVESTMENTS (Cost: $146,937,222) 99.8%					175,814,154

OTHER NET ASSETS 0.2%					408,421

NET ASSETS 100.0%					$176,222,575

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
AUSTRALIA (4.7%)
CONSUMER DISCRETIONARY (0.3%)
Aristocrat Leisure Ltd.	148,678	3,884,126

CONSUMER STAPLES (0.2%)
Woolworths Group Ltd.	115,935	2,775,408

FINANCIALS (0.4%)
ANZ Group Hldgs. Ltd.	314,435	5,156,856

HEALTH CARE (0.4%)
Sonic Healthcare Ltd.	289,941	5,535,977

INFORMATION TECHNOLOGY (0.1%)
WiseTech Global Ltd.	47,887	1,987,652

MATERIALS (3.3%)
BHP Group Ltd.	1,321,329	37,114,343
Fortescue Metals Group Ltd.	497,116	6,607,673

		43,722,016

TOTAL AUSTRALIA		63,062,035

AUSTRIA (0.8%)
ENERGY (0.5%)
OMV AG	142,823	6,822,203

FINANCIALS (0.1%)
Raiffeisen Bank International AG*	118,348	1,724,446

MATERIALS (0.2%)
voestalpine AG	81,087	2,207,723

TOTAL AUSTRIA		10,754,372

DENMARK (4.8%)
CONSUMER DISCRETIONARY (0.8%)
Pandora A/S	104,455	10,778,772

HEALTH CARE (3.1%)
Novo Nordisk A/S Cl B	439,540	40,020,389

INDUSTRIALS (0.9%)
AP Moller - Maersk A/S Cl B	6,531	11,748,496

TOTAL DENMARK		62,547,657

FINLAND (1.3%)
FINANCIALS (1.3%)
Nordea Bank Abp	837,405	9,181,294
Sampo OYJ Cl A	166,456	7,196,483

		16,377,777

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FRANCE (12.9%)
COMMUNICATION SERVICES (1.3%)
Orange S.A.	607,049	6,963,344
Publicis Groupe S.A.	132,464	10,027,030

		16,990,374

CONSUMER DISCRETIONARY (2.9%)
Hermes International SCA	9,538	17,386,956
La Francaise des Jeux SAEM†	84,953	2,759,376
LVMH Moet Hennessy Louis Vuitton SE	23,922	18,057,912

		38,204,244

CONSUMER STAPLES (0.8%)
Danone S.A.	119,054	6,567,061
L’Oreal S.A.	9,610	3,982,688

		10,549,749

ENERGY (1.0%)
TotalEnergies SE	206,049	13,548,230

FINANCIALS (1.3%)
AXA S.A.	197,246	5,852,342
BNP Paribas S.A.	185,535	11,798,037

		17,650,379

HEALTH CARE (1.5%)
Sanofi	179,438	19,268,113

INDUSTRIALS (3.3%)
Cie de Saint-Gobain S.A.	148,602	8,894,311
Dassault Aviation S.A.	99,178	18,681,050
Eiffage S.A.	84,057	7,978,868
Schneider Electric SE	51,407	8,471,873

		44,026,102

INFORMATION TECHNOLOGY (0.2%)
Dassault Systemes SE	58,195	2,161,605

UTILITIES (0.6%)
Engie S.A.	497,431	7,629,047

TOTAL FRANCE		170,027,843

GERMANY (7.0%)
COMMUNICATION SERVICES (0.6%)
Deutsche Telekom AG	359,340	7,538,162

CONSUMER DISCRETIONARY (1.9%)
Bayerische Motoren Werke AG	149,414	15,176,276
Mercedes-Benz Group AG	129,775	9,032,348

		24,208,624

FINANCIALS (1.8%)
Allianz SE	44,400	10,566,644
Commerzbank AG	351,368	3,987,987
Deutsche Bank AG	774,076	8,507,710

		23,062,341

INDUSTRIALS (1.2%)
Siemens AG	106,996	15,291,387

INFORMATION TECHNOLOGY (0.9%)
SAP SE	87,298	11,300,564

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

MATERIALS (0.6%)
BASF SE	106,340	4,813,702
Heidelberg Materials AG	29,223	2,263,440

		7,077,142

TOTAL GERMANY		88,478,220

HONG KONG (1.0%)
INDUSTRIALS (0.6%)
CK Hutchison Hldgs. Ltd.	1,378,500	7,318,768

REAL ESTATE (0.4%)
Sun Hung Kai Properties Ltd.	447,000	4,769,592

TOTAL HONG KONG		12,088,360

ISRAEL (0.8%)
INFORMATION TECHNOLOGY (0.8%)
Check Point Software Technologies Ltd.*	76,150	10,149,272

ITALY (1.2%)
ENERGY (0.4%)
ENI SpA	309,480	4,971,663

FINANCIALS (0.8%)
Assicurazioni Generali SpA	118,590	2,420,821
Poste Italiane SpA†	610,040	6,406,526
UniCredit SpA	73,752	1,757,327

		10,584,674

TOTAL ITALY		15,556,337

JAPAN (21.2%)
COMMUNICATION SERVICES (0.8%)
Nintendo Co. Ltd.	253,000	10,513,604

CONSUMER DISCRETIONARY (2.9%)
Honda Motor Co. Ltd.	416,400	4,684,687
Iida Group Hldgs. Co. Ltd.	349,900	5,806,786
Toyota Motor Corp.	857,600	15,386,655
Yamaha Motor Co. Ltd.	309,200	8,128,481
ZOZO, Inc.	250,400	4,585,427

		38,592,036

CONSUMER STAPLES (2.0%)
Japan Tobacco, Inc.	747,400	17,197,361
Seven & i Hldgs. Co. Ltd.	69,300	2,713,291
Suntory Beverage & Food Ltd.	204,300	6,217,864

		26,128,516

ENERGY (0.3%)
ENEOS Hldgs., Inc.	261,900	1,030,943
Inpex Corp.	135,300	2,029,410

		3,060,353

FINANCIALS (2.1%)
Dai-ichi Life Hldgs., Inc.	383,200	7,911,431
Daiwa Securities Group, Inc.	1,465,700	8,452,610
Japan Post Insurance Co. Ltd.	715,200	12,029,296

		28,393,337

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

HEALTH CARE (1.8%)
Astellas Pharma, Inc.	272,300	3,769,327
Hoya Corp.	56,200	5,756,248
Takeda Pharmaceutical Co. Ltd.	485,100	15,037,416

		24,562,991

INDUSTRIALS (7.1%)
Hitachi Ltd.	94,800	5,875,868
ITOCHU Corp.	340,400	12,294,006
Marubeni Corp.	963,700	15,023,398
Mitsubishi Corp.	326,800	15,573,172
Mitsui & Co. Ltd.	437,700	15,876,419
Mitsui OSK Lines Ltd.	215,600	5,924,883
Nippon Yusen KK	373,800	9,706,307
Sumitomo Corp.	613,300	12,241,018
Yamato Hldgs. Co. Ltd.	57,300	932,690

		93,447,761

INFORMATION TECHNOLOGY (2.9%)
Brother Industries Ltd.	410,700	6,616,018
Canon, Inc.	402,900	9,705,960
Keyence Corp.	22,172	8,200,329
Seiko Epson Corp.	469,400	7,372,218
Tokyo Electron Ltd.	51,000	6,966,672

		38,861,197

MATERIALS (1.2%)
Nitto Denko Corp.	91,000	5,967,763
Shin-Etsu Chemical Co. Ltd.	345,000	10,021,420

		15,989,183

REAL ESTATE (0.1%)
Daiwa House Industry Co. Ltd.	58,100	1,559,474

TOTAL JAPAN		281,108,452

LUXEMBOURG (0.5%)
MATERIALS (0.5%)
ArcelorMittal S.A.	257,349	6,443,309

NETHERLANDS (4.0%)
CONSUMER DISCRETIONARY (0.3%)
Stellantis N.V.	219,348	4,200,368

CONSUMER STAPLES (0.7%)
Koninklijke Ahold Delhaize N.V.	298,951	9,010,716

FINANCIALS (1.0%)
ING Groep N.V.	973,318	12,829,003

INFORMATION TECHNOLOGY (2.0%)
ASML Hldg. N.V.	45,057	26,528,579

TOTAL NETHERLANDS		52,568,666

NORWAY (1.9%)
ENERGY (1.8%)
Aker BP ASA	81,223	2,243,038
Equinor ASA	624,443	20,467,052

		22,710,090

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FINANCIALS (0.1%)
Gjensidige Forsikring ASA	45,187	663,141

TOTAL NORWAY		23,373,231

SINGAPORE (0.7%)
FINANCIALS (0.7%)
DBS Group Hldgs. Ltd.	397,800	9,769,473

SPAIN (3.8%)
COMMUNICATION SERVICES (0.7%)
Telefonica S.A.	2,222,895	9,081,717

CONSUMER DISCRETIONARY (0.3%)
Industria de Diseno Textil S.A.	88,596	3,296,995

FINANCIALS (2.2%)
Banco Bilbao Vizcaya Argentaria S.A.	1,781,542	14,418,575
Banco Santander S.A.	3,920,468	14,930,117

		29,348,692

UTILITIES (0.6%)
Redeia Corp. S.A.	506,195	7,963,501

TOTAL SPAIN		49,690,905

SWEDEN (0.4%)
FINANCIALS (0.4%)
Svenska Handelsbanken AB Cl A	590,861	5,257,539

SWITZERLAND (10.4%)
CONSUMER DISCRETIONARY (1.4%)
Cie Financiere Richemont S.A. Cl A	86,482	10,532,060
Swatch Group AG	28,795	7,375,036

		17,907,096

CONSUMER STAPLES (2.0%)
Chocoladefabriken Lindt & Spruengli AG	29	3,175,378
Nestle S.A.	203,179	22,999,054

		26,174,432

FINANCIALS (2.3%)
Partners Group Hldg. AG	8,102	9,095,267
UBS Group AG	657,160	16,187,291
Zurich Insurance Group AG	12,375	5,662,252

		30,944,810

HEALTH CARE (4.3%)
Novartis AG	250,311	25,563,923
Roche Hldg. AG	85,771	23,415,579
Sonova Hldg. AG	30,483	7,214,614

		56,194,116

MATERIALS (0.4%)
Glencore PLC	989,638	5,635,967

TOTAL SWITZERLAND		136,856,421

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

UNITED KINGDOM (14.2%)
COMMUNICATION SERVICES (0.8%)
Vodafone Group PLC	7,092,690	6,649,235
WPP PLC	469,828	4,186,189

		10,835,424

CONSUMER DISCRETIONARY (0.6%)
Barratt Developments PLC	294,798	1,580,728
Burberry Group PLC	297,311	6,890,725

		8,471,453

CONSUMER STAPLES (2.5%)
British American Tobacco PLC	367,971	11,554,757
Haleon PLC	425,895	1,765,518
Imperial Brands PLC	704,947	14,302,025
J Sainsbury PLC	1,881,056	5,793,238

		33,415,538

ENERGY (1.5%)
Shell PLC	642,115	20,353,003

FINANCIALS (3.7%)
3i Group PLC	343,652	8,650,656
Barclays PLC	5,504,642	10,610,674
HSBC Hldgs. PLC	1,810,815	14,171,491
Lloyds Banking Group PLC	16,302,538	8,761,608
NatWest Group PLC	1,955,943	5,595,546

		47,789,975

HEALTH CARE (0.8%)
GSK PLC	566,481	10,250,632

INDUSTRIALS (2.2%)
BAE Systems PLC	1,265,791	15,382,956
RELX PLC	399,940	13,495,054

		28,878,010

MATERIALS (2.1%)
Anglo American PLC	452,088	12,415,177
Rio Tinto PLC	254,051	15,953,803

		28,368,980

TOTAL UNITED KINGDOM		188,363,015

UNITED STATES (4.4%)
FINANCIALS (4.4%)
iShares Core MSCI Emerging Markets ETF	363,035	17,276,836
iShares MSCI Emerging Markets ex China ETF	200,000	9,966,000
iShares MSCI India ETF	300,761	13,299,651
Vanguard FTSE Emerging Markets ETF	434,975	17,055,370

		57,597,857

TOTAL COMMON STOCKS (Cost: $1,287,835,961) 96.0%		1,260,070,741

MoA FUNDS - INTERNATIONAL FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount		Value
SHORT-TERM DEBT SECURITIES:
UNITED STATES (0.2%)
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	5.31	10/24/23		3,000,000	2,989,900

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,989,900) 0.2%						2,989,900

		Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (3.9%)
DNB ASA, Oslo Time Deposit		2.51	10/02/23	AUD	4,580,509	2,944,809
DNB ASA, Oslo Time Deposit		2.81	10/02/23	SEK	345	32
Nordea Bank Abp, Oslo Time Deposit		3.03	10/02/23	NOK	477	44
SEB AB, Stokholm Time Deposit		2.50	10/02/23	DKK	1,895	269
Sumitomo Mitsui Banking Corp., Tokyo Time Deposit		4.17	10/02/23	GBP	35,292	43,063
Sumitomo Mitsui Banking Corp., Tokyo Time Deposit		4.58	10/02/23	USD	47,570,978	47,570,978
Sumitomo Trust Bank, London Time Deposit		2.81	10/02/23	EUR	883,558	934,186

						51,493,381

TOTAL TEMPORARY CASH INVESTMENT (Cost: $51,493,381) 3.9%						51,493,381

TOTAL INVESTMENTS (Cost: $1,342,319,242) 100.1%						1,314,554,022

OTHER NET ASSETS -0.1%						(1,808,614)

NET ASSETS 100.0%						$1,312,745,408

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (8.6%)
Activision Blizzard, Inc.	100	9,363
Alphabet, Inc. Cl A*	824	107,829
Alphabet, Inc. Cl C*	701	92,427
AT&T, Inc.	992	14,900
Charter Communications, Inc. Cl A*	15	6,597
Comcast Corp. Cl A	572	25,362
Electronic Arts, Inc.	35	4,214
Fox Corp. Cl A	36	1,123
Fox Corp. Cl B	19	549
Interpublic Group of Cos., Inc.	54	1,548
Match Group, Inc.*	39	1,528
Meta Platforms, Inc. Cl A*	308	92,465
Netflix, Inc.*	62	23,411
News Corp. Cl A	53	1,063
News Corp. Cl B	16	334
Omnicom Group, Inc.	28	2,085
Paramount Global Cl B	67	864
Take-Two Interactive Software, Inc.*	22	3,088
T-Mobile US, Inc.*	72	10,084
Verizon Communications, Inc.	584	18,927
Walt Disney Co.*	254	20,587
Warner Bros Discovery, Inc.*	308	3,345

		441,693

CONSUMER DISCRETIONARY (10.2%)
Aptiv PLC*	58	5,718
AutoZone, Inc.*	3	7,620
Bath & Body Works, Inc.	47	1,589
Best Buy Co., Inc.	40	2,779
Booking Hldgs., Inc.*	7	21,588
BorgWarner, Inc.	48	1,938
CarMax, Inc.*	33	2,334
Carnival Corp.*	207	2,840
Chipotle Mexican Grill, Inc. Cl A*	5	9,159
Darden Restaurants, Inc.	25	3,580
Domino’s Pizza, Inc.	7	2,652
DR Horton, Inc.	63	6,771
eBay, Inc.	109	4,806
Etsy, Inc.*	25	1,614
Expedia Group, Inc.*	29	2,989
Ford Motor Co.	808	10,035
Garmin Ltd.	31	3,261
General Motors Co.	283	9,330
Genuine Parts Co.	29	4,187
Hasbro, Inc.	27	1,786
Hilton Worldwide Hldgs., Inc.	54	8,110
Home Depot, Inc.	206	62,245
Lennar Corp. Cl A	51	5,724
LKQ Corp.	55	2,723
Lowe’s Cos., Inc.	121	25,149
Marriott International, Inc. Cl A	52	10,221
McDonald’s Corp.	149	39,253
Mohawk Industries, Inc.*	11	944
NIKE, Inc. Cl B	252	24,096
Norwegian Cruise Line Hldgs. Ltd.*	87	1,434

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

NVR, Inc.*	1	5,963
O’Reilly Automotive, Inc.*	12	10,906
Pool Corp.	8	2,849
PulteGroup, Inc.	46	3,406
Ralph Lauren Corp. Cl A	8	929
Ross Stores, Inc.	70	7,906
Starbucks Corp.	235	21,448
Tapestry, Inc.	47	1,351
Tesla, Inc.*	568	142,125
TJX Cos., Inc.	236	20,976
Tractor Supply Co.	23	4,670
Ulta Beauty, Inc.*	10	3,994
VF Corp.	68	1,202
Whirlpool Corp.	11	1,471
Yum! Brands, Inc.	57	7,122

		522,793

CONSUMER STAPLES (6.3%)
Archer-Daniels-Midland Co.	120	9,050
Brown-Forman Corp. Cl B	41	2,365
Bunge Ltd.	33	3,572
Campbell Soup Co.	44	1,807
Clorox Co.	27	3,539
Coca-Cola Co.	874	48,926
Colgate-Palmolive Co.	185	13,155
Conagra Brands, Inc.	107	2,934
Constellation Brands, Inc. Cl A	36	9,048
Costco Wholesale Corp.	99	55,931
Dollar General Corp.	49	5,184
Dollar Tree, Inc.*	47	5,003
Estee Lauder Cos., Inc. Cl A	52	7,517
General Mills, Inc.	131	8,383
Hormel Foods Corp.	65	2,472
J M Smucker Co.	23	2,827
Kellogg Co.	59	3,511
Keurig Dr Pepper, Inc.	226	7,135
Kimberly-Clark Corp.	76	9,185
Kraft Heinz Co.	179	6,021
Kroger Co.	148	6,623
Lamb Weston Hldgs., Inc.	32	2,959
McCormick & Co., Inc.	56	4,236
Molson Coors Beverage Co. Cl B	41	2,607
Monster Beverage Corp.*	167	8,843
Procter & Gamble Co.	529	77,160
Sysco Corp.	113	7,464
Tyson Foods, Inc. Cl A	64	3,231
Walgreens Boots Alliance, Inc.	161	3,581

		324,269

ENERGY (4.6%)
APA Corp.	43	1,767
Baker Hughes Co. Cl A	140	4,945
Chevron Corp.	246	41,481
ConocoPhillips	166	19,887
Coterra Energy, Inc.	105	2,840
Devon Energy Corp.	89	4,245
Diamondback Energy, Inc.	25	3,872
EOG Resources, Inc.	81	10,268
EQT Corp.	50	2,029
Exxon Mobil Corp.	554	65,139

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Halliburton Co.	125	5,063
Hess Corp.	39	5,967
Kinder Morgan, Inc.	268	4,443
Marathon Oil Corp.	84	2,247
Marathon Petroleum Corp.	56	8,475
Occidental Petroleum Corp.	92	5,969
ONEOK, Inc.	62	3,933
Phillips 66	62	7,449
Pioneer Natural Resources Co.	33	7,575
Schlumberger N.V.	197	11,485
Targa Resources Corp.	31	2,657
Valero Energy Corp.	49	6,944
Williams Cos., Inc.	169	5,694

		234,374

FINANCIALS (15.2%)
Aflac, Inc.	75	5,756
Allstate Corp.	36	4,011
American Express Co.	81	12,084
American International Group, Inc.	99	5,999
Ameriprise Financial, Inc.	15	4,945
Aon PLC Cl A	29	9,402
Arch Capital Group Ltd.*	52	4,145
Arthur J. Gallagher & Co.	30	6,838
Assurant, Inc.	7	1,005
Bank of America Corp.	957	26,203
Bank of New York Mellon Corp.	107	4,564
Berkshire Hathaway, Inc. Cl B*	252	88,276
BlackRock, Inc. Cl A	20	12,930
Brown & Brown, Inc.	33	2,305
Capital One Financial Corp.	53	5,144
Cboe Global Markets, Inc.	15	2,343
Charles Schwab Corp.	206	11,309
Chubb Ltd.	57	11,866
Cincinnati Financial Corp.	22	2,250
Citigroup, Inc.	267	10,982
Citizens Financial Group, Inc.	66	1,769
CME Group, Inc. Cl A	50	10,011
Comerica, Inc.	18	748
Discover Financial Svcs.	35	3,032
Everest Group Ltd.	6	2,230
FactSet Research Systems, Inc.	5	2,186
Fidelity National Information Svcs., Inc.	82	4,532
Fifth Third Bancorp	94	2,381
Fiserv, Inc.*	85	9,602
FleetCor Technologies, Inc.*	10	2,553
Franklin Resources, Inc.	40	983
Global Payments, Inc.	36	4,154
Global X S&P 500 Catholic Values ETF	2,865	149,840
Globe Life, Inc.	12	1,305
Goldman Sachs Group, Inc.	46	14,884
Hartford Financial Svcs. Group, Inc.	43	3,049
Huntington Bancshares, Inc.	200	2,080
Intercontinental Exchange, Inc.	79	8,692
Invesco Ltd.	63	915
Jack Henry & Associates, Inc.	10	1,511
JPMorgan Chase & Co.	403	58,443
KeyCorp.	130	1,399
Loews Corp.	26	1,646

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

M&T Bank Corp.	23	2,908
MarketAxess Hldgs., Inc.	5	1,068
Marsh & McLennan Cos., Inc.	69	13,131
Mastercard, Inc. Cl A	116	45,926
MetLife, Inc.	88	5,536
Moody’s Corp.	22	6,956
Morgan Stanley	177	14,456
MSCI, Inc. Cl A	11	5,644
Nasdaq, Inc.	47	2,284
Northern Trust Corp.	29	2,015
PayPal Hldgs., Inc.*	152	8,886
PNC Financial Svcs. Group, Inc.	55	6,752
Principal Financial Group, Inc.	31	2,234
Progressive Corp.	81	11,283
Prudential Financial, Inc.	51	4,839
Raymond James Financial, Inc.	27	2,712
Regions Financial Corp.	130	2,236
S&P Global, Inc.	45	16,443
State Street Corp.	45	3,013
Synchrony Financial	58	1,773
T. Rowe Price Group, Inc.	32	3,356
Travelers Cos., Inc.	32	5,226
Truist Financial Corp.	185	5,293
U.S. Bancorp	215	7,108
Visa, Inc. Cl A	223	51,292
Wells Fargo & Co.	507	20,716
Willis Towers Watson PLC	15	3,134
WR Berkley Corp.	28	1,778
Zions Bancorporation	21	733

		779,033

HEALTH CARE (12.9%)
Align Technology, Inc.*	32	9,770
Baxter International, Inc.	227	8,567
Boston Scientific Corp.*	657	34,690
Cardinal Health, Inc.	114	9,897
Cencora, Inc.	74	13,318
Cigna Group	132	37,761
Contra ABIOMED, Inc. - contingent value rights*	20	0	††
CVS Health Corp.	576	40,216
DaVita, Inc.*	25	2,363
DENTSPLY SIRONA, Inc.	95	3,245
Dexcom, Inc.*	174	16,234
Edwards Lifesciences Corp.*	272	18,844
Elevance Health, Inc.	105	45,719
GE HealthCare Technologies, Inc.	175	11,907
Gilead Sciences, Inc.	559	41,891
Henry Schein, Inc.*	58	4,307
Hologic, Inc.*	109	7,565
Humana, Inc.	55	26,759
IDEXX Laboratories, Inc.*	37	16,179
Incyte Corp.*	83	4,795
Insulet Corp.*	31	4,944
Intuitive Surgical, Inc.*	157	45,890
IQVIA Hldgs., Inc.*	82	16,134
Laboratory Corp. of America Hldgs.	39	7,841
McKesson Corp.	60	26,091
Medtronic PLC	597	46,781
Mettler-Toledo International, Inc.*	10	11,081

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Molina Healthcare, Inc.*	26	8,525
Quest Diagnostics, Inc.	50	6,093
ResMed, Inc.	65	9,612
STERIS PLC	44	9,654
Stryker Corp.	151	41,264
Teleflex, Inc.	21	4,125
Waters Corp.*	26	7,129
West Pharmaceutical Svcs., Inc.	33	12,382
Zimmer Biomet Hldgs., Inc.	93	10,436
Zoetis, Inc. Cl A	206	35,840

		657,849

INDUSTRIALS (8.2%)
3M Co.	103	9,643
Alaska Air Group, Inc.*	24	890
Allegion PLC	17	1,771
American Airlines Group, Inc.*	122	1,563
AMETEK, Inc.	43	6,354
AO Smith Corp.	24	1,587
Automatic Data Processing, Inc.	77	18,525
Axon Enterprise, Inc.*	13	2,587
Broadridge Financial Solutions, Inc.	22	3,939
Carrier Global Corp.	156	8,611
Caterpillar, Inc.	95	25,935
Ceridian HCM Hldg., Inc.*	29	1,968
CH Robinson Worldwide, Inc.	22	1,895
Cintas Corp.	17	8,177
Copart, Inc.*	161	6,937
CSX Corp.	372	11,439
Cummins, Inc.	27	6,168
Deere & Co.	51	19,246
Delta Air Lines, Inc.	120	4,440
Dover Corp.	26	3,627
Eaton Corp. PLC	74	15,783
Emerson Electric Co.	106	10,236
Equifax, Inc.	23	4,213
Expeditors International of Washington, Inc.	28	3,210
Fastenal Co.	106	5,792
FedEx Corp.	43	11,392
Fortive Corp.	66	4,895
Generac Hldgs., Inc.*	12	1,308
Howmet Aerospace, Inc.	72	3,330
IDEX Corp.	14	2,912
Illinois Tool Works, Inc.	51	11,746
Ingersoll Rand, Inc.	75	4,779
JB Hunt Transport Svcs., Inc.	16	3,016
Johnson Controls International PLC	127	6,758
Masco Corp.	42	2,245
Nordson Corp.	10	2,232
Norfolk Southern Corp.	43	8,468
Old Dominion Freight Line, Inc.	17	6,955
Otis Worldwide Corp.	77	6,184
PACCAR, Inc.	97	8,247
Parker-Hannifin Corp.	24	9,348
Paychex, Inc.	60	6,920
Paycom Software, Inc.	9	2,333
Pentair PLC	31	2,007
Quanta Svcs., Inc.	27	5,051
Republic Svcs., Inc. Cl A	39	5,558

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Robert Half, Inc.	20	1,466
Rockwell Automation, Inc.	22	6,289
Rollins, Inc.	44	1,643
Snap-on, Inc.	10	2,551
Southwest Airlines Co.	111	3,005
Stanley Black & Decker, Inc.	29	2,424
Trane Technologies PLC	43	8,725
TransDigm Group, Inc.*	10	8,431
Union Pacific Corp.	113	23,010
United Airlines Hldgs., Inc.*	61	2,580
United Parcel Svc., Inc. Cl B	134	20,887
United Rentals, Inc.	13	5,779
Verisk Analytics, Inc. Cl A	27	6,378
Waste Management, Inc.	69	10,518
Westinghouse Air Brake Technologies Corp.	34	3,613
WW Grainger, Inc.	8	5,535
Xylem, Inc.	45	4,096

		417,150

INFORMATION TECHNOLOGY (26.8%)
Accenture PLC Cl A	88	27,026
Adobe, Inc.*	64	32,634
Advanced Micro Devices, Inc.*	224	23,032
Akamai Technologies, Inc.*	21	2,237
Amphenol Corp. Cl A	83	6,971
Analog Devices, Inc.	70	12,256
ANSYS, Inc.*	12	3,571
Apple, Inc.	2,037	348,755
Applied Materials, Inc.	117	16,199
Arista Networks, Inc.*	35	6,437
Autodesk, Inc.*	30	6,207
Broadcom, Inc.	58	48,174
Cadence Design Systems, Inc.*	38	8,903
CDW Corp.	19	3,833
Cisco Systems, Inc.	565	30,374
Cognizant Technology Solutions Corp. Cl A	70	4,742
DXC Technology Co.*	29	604
Enphase Energy, Inc.*	19	2,283
EPAM Systems, Inc.*	8	2,045
F5, Inc.*	8	1,289
Fair Isaac Corp.*	3	2,606
First Solar, Inc.*	14	2,262
Fortinet, Inc.*	91	5,340
Gartner, Inc.*	11	3,780
Gen Digital, Inc.	78	1,379
Hewlett Packard Enterprise Co.	179	3,109
HP, Inc.	120	3,084
Intel Corp.	580	20,619
International Business Machines Corp.	126	17,678
Intuit, Inc.	39	19,927
Juniper Networks, Inc.	45	1,251
Keysight Technologies, Inc.*	25	3,308
KLA Corp.	19	8,714
Lam Research Corp.	19	11,909
Microchip Technology, Inc.	76	5,932
Micron Technology, Inc.	152	10,341
Microsoft Corp.	1,030	325,222
Monolithic Power Systems, Inc.	6	2,772
Motorola Solutions, Inc.	24	6,534

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

NetApp, Inc.	30	2,276
NVIDIA Corp.	343	149,202
NXP Semiconductors N.V.	36	7,197
ON Semiconductor Corp.*	60	5,577
Oracle Corp.	218	23,091
Palo Alto Networks, Inc.*	42	9,846
PTC, Inc.*	16	2,267
Qorvo, Inc.*	14	1,337
QUALCOMM, Inc.	155	17,214
Roper Technologies, Inc.	15	7,264
Salesforce, Inc.*	135	27,375
Seagate Technology Hldgs. PLC	27	1,781
ServiceNow, Inc.*	29	16,210
Skyworks Solutions, Inc.	22	2,169
SolarEdge Technologies, Inc.*	8	1,036
Synopsys, Inc.*	21	9,638
TE Connectivity Ltd.	44	5,435
Teledyne Technologies, Inc.*	6	2,451
Teradyne, Inc.	22	2,210
Texas Instruments, Inc.	126	20,035
Trimble, Inc.*	35	1,885
Tyler Technologies, Inc.*	6	2,317
VeriSign, Inc.*	13	2,633
Western Digital Corp.*	44	2,008
Zebra Technologies Corp. Cl A*	7	1,656

		1,367,449

MATERIALS (2.4%)
Air Products & Chemicals, Inc.	31	8,786
Albemarle Corp.	16	2,721
Amcor PLC	208	1,905
Avery Dennison Corp.	11	2,009
Ball Corp.	44	2,190
CF Industries Hldgs., Inc.	28	2,401
Corteva, Inc.	100	5,116
Dow, Inc.	99	5,105
DuPont de Nemours, Inc.	65	4,848
Ecolab, Inc.	35	5,929
FMC Corp.	18	1,206
Freeport-McMoRan, Inc.	203	7,570
International Flavors & Fragrances, Inc.	36	2,454
International Paper Co.	49	1,738
Linde PLC	69	25,692
LyondellBasell Industries N.V. Cl A	36	3,409
Martin Marietta Materials, Inc.	8	3,284
Mosaic Co.	47	1,673
Newmont Corp.	112	4,138
Nucor Corp.	35	5,472
Packaging Corp. of America	12	1,843
PPG Industries, Inc.	33	4,283
Sealed Air Corp.	20	657
Sherwin-Williams Co.	33	8,417
Steel Dynamics, Inc.	23	2,466
Vulcan Materials Co.	19	3,838
Westrock Co.	36	1,289

		120,439

REAL ESTATE (2.3%)
Alexandria Real Estate Equities, Inc.	24	2,402
American Tower Corp.	69	11,347

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

AvalonBay Communities, Inc.	21	3,606
Boston Properties, Inc.	22	1,309
Camden Property Trust	16	1,513
CBRE Group, Inc. Cl A*	46	3,398
CoStar Group, Inc.*	61	4,690
Crown Castle, Inc.	65	5,982
Digital Realty Trust, Inc.	44	5,325
Equinix, Inc.	14	10,168
Equity Residential	51	2,994
Essex Property Trust, Inc.	9	1,909
Extra Space Storage, Inc.	32	3,891
Federal Realty Investment Trust	11	997
Host Hotels & Resorts, Inc.	106	1,703
Invitation Homes, Inc.	86	2,725
Iron Mountain, Inc.	43	2,556
Kimco Realty Corp.	92	1,618
Mid-America Apartment Communities, Inc.	18	2,316
Prologis, Inc.	137	15,373
Public Storage	24	6,324
Realty Income Corp.	104	5,194
Regency Centers Corp.	24	1,427
SBA Communications Corp. Cl A	16	3,203
Simon Property Group, Inc.	49	5,293
UDR, Inc.	45	1,605
Welltower, Inc.	76	6,226
Weyerhaeuser Co.	109	3,342

		118,436

UTILITIES (2.4%)
AES Corp.	93	1,413
Alliant Energy Corp.	35	1,696
Ameren Corp.	37	2,769
American Electric Power Co., Inc.	71	5,341
American Water Works Co., Inc.	27	3,343
Atmos Energy Corp.	20	2,119
CenterPoint Energy, Inc.	87	2,336
CMS Energy Corp.	40	2,124
Consolidated Edison, Inc.	48	4,105
Constellation Energy Corp.	45	4,909
Dominion Energy, Inc.	116	5,182
DTE Energy Co.	29	2,879
Duke Energy Corp.	107	9,444
Edison International	53	3,354
Entergy Corp.	30	2,775
Evergy, Inc.	32	1,622
Eversource Energy	48	2,791
Exelon Corp.	138	5,215
FirstEnergy Corp.	72	2,461
NextEra Energy, Inc.	280	16,041
NiSource, Inc.	57	1,407
NRG Energy, Inc.	32	1,233
PG&E Corp.*	289	4,661
Pinnacle West Capital Corp.	16	1,179
PPL Corp.	102	2,403
Public Svc. Enterprise Group, Inc.	69	3,927
Sempra	87	5,919
Southern Co.	151	9,773
WEC Energy Group, Inc.	44	3,544
Xcel Energy, Inc.	76	4,349

		120,314

MoA FUNDS - CATHOLIC VALUES INDEX FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,474,589) 99.9%	5,103,799

TOTAL INVESTMENTS (Cost: $4,474,589) 99.9%	5,103,799

OTHER NET ASSETS 0.1%	5,110

NET ASSETS 100.0%	$5,108,909

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - INTERMEDIATE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (65.9%)
U.S. Treasury Note	AA+	0.50	06/30/27	40,500,000	34,695,527
U.S. Treasury Note	AA+	0.63	11/30/27	23,715,000	20,110,505
U.S. Treasury Note	AA+	0.63	08/15/30	45,000,000	34,535,742
U.S. Treasury Note	AA+	1.25	08/31/24	2,500,000	2,406,055
U.S. Treasury Note	AA+	1.50	09/30/24	4,865,000	4,680,282
U.S. Treasury Note	AA+	1.50	11/30/28	12,500,000	10,711,426
U.S. Treasury Note	AA+	1.63	05/15/26	26,775,000	24,647,643
U.S. Treasury Note	AA+	1.75	01/31/29	26,500,000	22,903,867
U.S. Treasury Note	AA+	2.00	06/30/24	24,315,000	23,696,677
U.S. Treasury Note	AA+	2.13	05/31/26	36,000,000	33,554,531
U.S. Treasury Note	AA+	2.25	12/31/24	18,500,000	17,814,922
U.S. Treasury Note	AA+	2.38	04/30/26	18,480,000	17,363,981
U.S. Treasury Note	AA+	2.38	05/15/29	19,450,000	17,284,668
U.S. Treasury Note	AA+	2.50	02/28/26	12,450,000	11,772,059
U.S. Treasury Note	AA+	2.63	05/31/27	56,515,000	52,536,874
U.S. Treasury Note	AA+	2.75	04/30/27	21,550,000	20,151,775
U.S. Treasury Note	AA+	2.75	07/31/27	26,000,000	24,219,609
U.S. Treasury Note	AA+	2.88	05/31/25	10,495,000	10,108,407
U.S. Treasury Note	AA+	2.88	08/15/28	450,000	415,529
U.S. Treasury Note	AA+	3.00	07/15/25	24,000,000	23,128,125
U.S. Treasury Note	AA+	3.25	06/30/27	12,455,000	11,833,710
U.S. Treasury Note	AA+	3.38	05/15/33	6,010,000	5,450,319
U.S. Treasury Note	AA+	3.50	04/30/28	30,800,000	29,356,250
U.S. Treasury Note	AA+	3.63	03/31/28	35,500,000	34,032,852
U.S. Treasury Note	AA+	3.63	03/31/30	5,700,000	5,376,480
U.S. Treasury Note	AA+	3.75	05/31/30	2,800,000	2,658,250
U.S. Treasury Note	AA+	3.88	11/30/27	35,560,000	34,470,975
U.S. Treasury Note	AA+	3.88	08/15/33	24,700,000	23,337,641
U.S. Treasury Note	AA+	4.13	07/31/28	26,500,000	25,928,594
U.S. Treasury Note	AA+	4.13	11/15/32	28,060,000	27,062,555
U.S. Treasury Note	AA+	4.63	02/28/25	4,390,000	4,350,216
U.S. Treasury Note	AA+	4.63	06/30/25	810,000	803,071

					611,399,117

U.S. GOVERNMENT AGENCIES (1.3%)
NON-MORTGAGE-BACKED OBLIGATIONS (1.3%)
FFCB	AA+	5.95	05/30/30	5,100,000	4,993,700
FHLMC	AA+	4.88	07/24/26	2,900,000	2,852,241
FHLMC	AA+	5.75	07/17/25	4,400,000	4,377,239

					12,223,180

CORPORATE DEBT (30.7%)
COMMUNICATION SERVICES (2.2%)
AT&T, Inc.	BBB	2.75	06/01/31	4,050,000	3,240,011
Comcast Corp.	A-	2.35	01/15/27	4,100,000	3,713,458
Sprint LLC	BBB-	7.63	03/01/26	2,305,000	2,368,890
T-Mobile USA, Inc.	BBB	3.38	04/15/29	2,295,000	2,018,544
T-Mobile USA, Inc.	BBB	3.75	04/15/27	1,840,000	1,719,332
Verizon Communications, Inc.	BBB+	4.02	12/03/29	2,700,000	2,448,268
Verizon Communications, Inc.	BBB+	4.13	03/16/27	980,000	932,033
Warnermedia Hldgs., Inc.	BBB-	3.76	03/15/27	2,330,000	2,151,097
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	1,500,000	1,499,749

					20,091,382

MoA FUNDS - INTERMEDIATE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

CONSUMER DISCRETIONARY (3.0%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,009,000	3,482,020
AutoZone, Inc.	BBB	3.25	04/15/25	2,300,000	2,213,664
Best Buy Co., Inc.	BBB+	1.95	10/01/30	1,735,000	1,352,809
Booking Hldgs., Inc.	A-	3.65	03/15/25	1,827,000	1,776,859
Brunswick Corp.	BBB-	0.85	08/18/24	4,520,000	4,310,409
Expedia Group, Inc.	BBB	5.00	02/15/26	1,960,000	1,919,430
Expedia Group, Inc.†	BBB	6.25	05/01/25	1,110,000	1,111,826
General Motors Financial Co., Inc.	BBB	6.05	10/10/25	3,550,000	3,534,286
Genuine Parts Co.	BBB	1.75	02/01/25	2,765,000	2,605,061
Harman International Industries, Inc.	A	4.15	05/15/25	1,945,000	1,891,065
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	1,320,000	1,286,228
Travel + Leisure Co.	BB-	5.65	04/01/24	2,430,000	2,414,229

					27,897,886

CONSUMER STAPLES (1.0%)
Bunge Ltd. Finance Corp.	BBB+	3.25	08/15/26	4,400,000	4,112,688
Kellogg Co.	BBB	2.65	12/01/23	1,945,000	1,934,908
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,910,000	2,892,661

					8,940,257

ENERGY (0.9%)
Devon Energy Corp.	BBB	5.25	09/15/24	4,400,000	4,366,570
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	1,480,000	1,385,149
Williams Cos., Inc.	BBB	5.40	03/02/26	2,399,000	2,380,379

					8,132,098

FINANCIALS (12.9%)
Aflac, Inc.	A-	1.13	03/15/26	2,075,000	1,860,510
Alleghany Corp.	AA	3.63	05/15/30	2,200,000	1,973,103
American Express Co.	BBB+	3.00	10/30/24	3,705,000	3,592,023
American International Group, Inc.	BBB+	4.13	02/15/24	1,945,000	1,930,824
Bank of America Corp.	A-	2.97	02/04/33	3,130,000	2,468,178
Bank of America Corp.	A-	3.37	01/23/26	4,000,000	3,845,360
Bank of America Corp.	A-	3.42	12/20/28	9,035,000	8,104,834
Barclays PLC	BBB+	5.83	05/09/27	2,000,000	1,964,160
Brown & Brown, Inc.	BBB-	4.20	09/15/24	2,574,000	2,527,327
Capital One Financial Corp.	BBB	4.93	05/10/28	1,475,000	1,399,861
Citigroup, Inc.	BBB+	3.98	03/20/30	7,675,000	6,892,796
Citigroup, Inc.	BBB+	4.14	05/24/25	1,950,000	1,922,328
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	3,693,000	3,556,468
FactSet Research Systems, Inc.	BBB-	2.90	03/01/27	2,940,000	2,680,945
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	730,000	719,001
Fifth Third Bancorp	BBB	4.30	01/16/24	2,430,000	2,414,989
Fifth Third Bank N.A.	A-	5.85	10/27/25	1,600,000	1,574,030
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	2,935,000	2,617,153
Goldman Sachs Group, Inc.	BBB+	3.85	01/26/27	6,120,000	5,739,979
JPMorgan Chase & Co.	A-	1.47	09/22/27	2,620,000	2,295,346
JPMorgan Chase & Co.	A-	3.51	01/23/29	4,430,000	4,018,262
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,320,000	1,292,871
JPMorgan Chase & Co.	A-	5.35	06/01/34	2,800,000	2,655,175
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	800,000	769,025
KeyBank N.A.	BBB+	4.15	08/08/25	3,475,000	3,272,441
Legg Mason, Inc.	A	3.95	07/15/24	1,945,000	1,918,533
M&T Bank Corp.	BBB+	4.00	07/15/24	1,750,000	1,713,535
Mercury General Corp.	BBB	4.40	03/15/27	3,530,000	3,290,488
Morgan Stanley	A-	1.16	10/21/25	1,500,000	1,415,954
Morgan Stanley	A-	4.43	01/23/30	925,000	855,759
Morgan Stanley	A-	5.12	02/01/29	4,670,000	4,497,283

MoA FUNDS - INTERMEDIATE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Morgan Stanley	A-	5.45	07/20/29	3,920,000	3,819,917
Nasdaq, Inc.	BBB	5.65	06/28/25	2,000,000	1,993,867
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	4,230,000	4,196,247
Progressive Corp.	A	2.50	03/15/27	1,950,000	1,770,629
Signet UK Finance PLC	BB-	4.70	06/15/24	1,945,000	1,896,375
Stifel Financial Corp.	BBB-	4.25	07/18/24	3,085,000	3,034,973
Synchrony Financial	BBB-	3.70	08/04/26	1,460,000	1,318,061
Truist Financial Corp.	A-	4.87	01/26/29	1,160,000	1,088,904
US Bancorp	A	4.65	02/01/29	6,440,000	6,026,833
US Bancorp	A	5.78	06/12/29	1,340,000	1,304,329
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,832,071
Wells Fargo & Co.	BBB+	3.35	03/02/33	3,390,000	2,740,284
Wells Fargo & Co.	BBB+	3.53	03/24/28	3,660,000	3,361,247

					120,162,278

HEALTH CARE (2.4%)
AbbVie, Inc.	BBB+	4.25	11/14/28	4,046,000	3,843,259
Amgen, Inc.	BBB+	5.15	03/02/28	1,945,000	1,912,899
Baxter International, Inc.	BBB	1.92	02/01/27	4,500,000	3,968,796
CVS Health Corp.	BBB	1.30	08/21/27	2,331,000	1,981,188
CVS Health Corp.	BBB	3.38	08/12/24	575,000	562,353
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,410,644
Elevance Health, Inc.	A	2.88	09/15/29	2,900,000	2,500,427
Humana, Inc.	BBB+	3.85	10/01/24	2,430,000	2,380,183
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	4,410,000	3,731,684

					22,291,433

INDUSTRIALS (1.4%)
Boeing Co.	BBB-	2.75	02/01/26	490,000	457,677
Boeing Co.	BBB-	4.88	05/01/25	3,290,000	3,233,471
Lennox International, Inc.	BBB	1.70	08/01/27	3,796,000	3,277,377
Stanley Black & Decker, Inc.	A-	2.30	02/24/25	4,900,000	4,662,192
Verisk Analytics, Inc.	BBB	4.00	06/15/25	2,010,000	1,949,514

					13,580,231

INFORMATION TECHNOLOGY (2.5%)
Apple, Inc.	AA+	2.05	09/11/26	2,050,000	1,883,792
Applied Materials, Inc.	A	3.90	10/01/25	2,140,000	2,078,737
Broadcom Corp./Broadcom Cayman Finance Ltd.	BBB-	3.88	01/15/27	2,545,000	2,391,299
Intel Corp.	A	4.88	02/10/28	3,725,000	3,654,093
Oracle Corp.	BBB	2.80	04/01/27	2,115,000	1,920,355
Oracle Corp.	BBB	2.88	03/25/31	1,860,000	1,519,303
PayPal Hldgs., Inc.	A-	2.65	10/01/26	2,620,000	2,416,380
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	4,175,000	3,370,844
VMware, Inc.	BBB-	1.40	08/15/26	4,460,000	3,934,196

					23,168,999

MATERIALS (1.3%)
Ecolab, Inc.	A-	1.65	02/01/27	2,780,000	2,466,552
International Flavors & Fragrances, Inc.†	BBB-	1.23	10/01/25	4,019,000	3,602,625
Nucor Corp.	A-	3.95	05/23/25	1,950,000	1,891,413
Packaging Corp. of America	BBB	3.65	09/15/24	4,400,000	4,299,762

					12,260,352

REAL ESTATE (2.3%)
Alexandria Real Estate Equities, Inc.	BBB+	4.50	07/30/29	2,195,000	2,032,950
Boston Properties LP	BBB+	3.25	01/30/31	3,100,000	2,438,129
Boston Properties LP	BBB+	6.50	01/15/34	1,945,000	1,853,525
Equinix, Inc.	BBB	1.45	05/15/26	1,795,000	1,602,626
Host Hotels & Resorts LP	BBB-	4.00	06/15/25	1,890,000	1,820,298
Kimco Realty OP LLC	BBB+	3.25	08/15/26	1,905,000	1,757,501
NNN REIT, Inc.	BBB+	3.60	12/15/26	1,460,000	1,356,802

MoA FUNDS - INTERMEDIATE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	730,000	709,446
Prologis LP	A	1.75	07/01/30	2,320,000	1,803,268
Realty Income Corp.	A-	5.05	01/13/26	6,250,000	6,160,947

					21,535,492

UTILITIES (0.8%)
American Electric Power Co., Inc.	BBB+	2.03	03/15/24	2,770,000	2,718,241
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	2,270,000	2,113,825
Southern Co.	BBB	3.25	07/01/26	2,430,000	2,278,495

					7,110,561

TOTAL CORPORATE DEBT					285,170,969

TOTAL LONG-TERM DEBT SECURITIES (Cost: $969,200,287) 97.9%					908,793,266

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill	A-1+	5.34	11/14/23	13,000,000	12,915,908

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,915,908) 1.4%					12,915,908

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		4.58	10/02/23	268,975	268,975

TOTAL TEMPORARY CASH INVESTMENT (Cost: $268,975) 0.0% (2)					268,975

TOTAL INVESTMENTS (Cost: $982,385,170) 99.3%					921,978,149

OTHER NET ASSETS 0.7%					6,769,219

NET ASSETS 100.0%					$928,747,368

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (35.6%)
U.S. Treasury Bond	AA+	1.13	05/15/40	71,625,000	41,111,631
U.S. Treasury Bond	AA+	1.13	08/15/40	60,750,000	34,532,578
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	13,316,309
U.S. Treasury Bond	AA+	2.25	08/15/46	28,985,000	18,378,302
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	6,834,261
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	148,172
U.S. Treasury Bond	AA+	2.88	05/15/49	6,000,000	4,280,156
U.S. Treasury Bond	AA+	3.63	02/15/53	22,070,000	18,252,580
U.S. Treasury Bond	AA+	4.00	11/15/52	30,665,000	27,179,252
U.S. Treasury Note	AA+	1.50	11/30/28	10,500,000	8,997,598
U.S. Treasury Note	AA+	1.50	02/15/30	5,800,000	4,807,656
U.S. Treasury Note	AA+	1.63	08/15/29	46,705,000	39,633,571
U.S. Treasury Note	AA+	2.25	08/15/27	25,900,000	23,668,148
U.S. Treasury Note	AA+	2.25	11/15/27	37,590,000	34,186,343
U.S. Treasury Note	AA+	2.38	05/15/27	39,395,000	36,329,577
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	1,777,344
U.S. Treasury Note	AA+	2.63	02/15/29	49,655,000	44,918,379
U.S. Treasury Note	AA+	2.88	05/15/28	39,165,000	36,294,940
U.S. Treasury Note	AA+	2.88	08/15/28	55,450,000	51,202,443
U.S. Treasury Note	AA+	2.88	05/15/32	67,545,000	59,289,207
U.S. Treasury Note	AA+	3.13	08/31/27	1,075,000	1,014,573
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	3,645,385
U.S. Treasury Note	AA+	3.63	03/31/30	45,720,000	43,125,033
U.S. Treasury Note	AA+	3.75	05/31/30	4,500,000	4,272,187
U.S. Treasury Note	AA+	3.88	11/30/29	34,925,000	33,473,430
U.S. Treasury Note	AA+	3.88	08/15/33	17,100,000	16,156,828
U.S. Treasury Note	AA+	4.00	12/15/25	9,700,000	9,498,043
U.S. Treasury Note	AA+	4.13	07/31/28	15,000,000	14,676,562
U.S. Treasury Note	AA+	4.63	02/28/25	6,000,000	5,945,625
U.S. Treasury Strip	AA+	0.00	08/15/28	20,580,000	16,435,800
U.S. Treasury Strip	AA+	0.00	08/15/29	3,280,000	2,499,030
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	6,135,994
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	5,544,134
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	4,964,712

					672,525,783

U.S. GOVERNMENT AGENCIES (35.4%)
MORTGAGE-BACKED OBLIGATIONS (34.0%)
FHLMC	AA+	2.00	11/01/50	3,405,204	2,601,836
FHLMC	AA+	2.00	02/01/51	3,711,780	2,868,215
FHLMC	AA+	2.50	09/01/27	9,014	8,605
FHLMC	AA+	2.50	09/01/27	259,279	247,178
FHLMC	AA+	2.50	12/01/27	349,749	331,169
FHLMC	AA+	2.50	06/01/35	1,828,959	1,616,440
FHLMC	AA+	2.50	10/01/40	3,071,137	2,558,233
FHLMC	AA+	2.50	05/01/42	13,456,257	10,956,249
FHLMC	AA+	2.50	10/01/49	1,757,119	1,408,898
FHLMC	AA+	2.50	01/01/50	1,117,257	960,451
FHLMC	AA+	2.50	01/01/50	1,139,223	911,346
FHLMC	AA+	2.50	05/01/50	3,480,228	2,785,280
FHLMC	AA+	2.50	06/01/50	3,970,702	3,182,198
FHLMC	AA+	2.50	10/01/50	3,820,651	3,054,472
FHLMC	AA+	2.50	02/01/51	1,044,098	849,088
FHLMC	AA+	2.50	02/01/51	607,893	488,959

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FHLMC	AA+	2.50	04/01/51	4,723,013	3,807,067
FHLMC	AA+	2.50	04/01/51	6,020,894	4,815,859
FHLMC	AA+	2.50	04/01/51	2,003,406	1,611,645
FHLMC	AA+	2.50	05/01/51	8,027,833	6,449,233
FHLMC	AA+	2.50	05/01/51	5,937,391	4,772,589
FHLMC	AA+	2.50	09/01/51	4,204,951	3,360,692
FHLMC	AA+	2.50	10/01/51	2,959,890	2,351,938
FHLMC	AA+	2.50	11/01/51	2,872,409	2,292,497
FHLMC	AA+	3.00	06/01/27	155,369	149,167
FHLMC	AA+	3.00	06/01/27	5,940	5,710
FHLMC	AA+	3.00	08/01/27	115,529	110,917
FHLMC	AA+	3.00	08/01/27	7,393	7,107
FHLMC	AA+	3.00	02/01/32	1,482,252	1,377,875
FHLMC	AA+	3.00	07/01/42	186,722	161,272
FHLMC	AA+	3.00	11/01/42	17,662	15,121
FHLMC	AA+	3.00	11/01/42	432,471	366,647
FHLMC	AA+	3.00	03/01/43	727,439	621,834
FHLMC	AA+	3.00	04/01/43	4,979,843	4,256,900
FHLMC	AA+	3.00	04/01/43	987,195	843,883
FHLMC	AA+	3.00	04/01/43	17,814	15,251
FHLMC	AA+	3.00	04/01/43	3,036,912	2,596,150
FHLMC	AA+	3.00	09/15/43	151,096	145,737
FHLMC	AA+	3.00	04/15/44	215,177	195,501
FHLMC	AA+	3.00	04/15/45	87,406	85,315
FHLMC	AA+	3.00	09/01/46	951,400	806,765
FHLMC	AA+	3.00	09/01/46	2,100,247	1,775,676
FHLMC	AA+	3.00	11/01/46	252,322	209,791
FHLMC	AA+	3.00	05/01/49	2,048,585	1,712,068
FHLMC	AA+	3.00	11/01/49	1,493,713	1,247,893
FHLMC	AA+	3.00	11/01/49	1,454,871	1,220,886
FHLMC	AA+	3.00	12/01/49	1,379,138	1,151,316
FHLMC	AA+	3.00	02/01/50	2,030,027	1,710,161
FHLMC	AA+	3.00	11/01/50	3,641,663	3,041,404
FHLMC	AA+	3.00	04/01/51	1,210,468	1,004,726
FHLMC	AA+	3.00	06/01/52	5,662,361	4,710,309
FHLMC	AA+	3.50	02/01/35	720,797	662,393
FHLMC	AA+	3.50	02/01/35	394,077	362,559
FHLMC	AA+	3.50	04/01/35	361,020	331,486
FHLMC	AA+	3.50	02/01/36	338,984	310,892
FHLMC	AA+	3.50	11/01/39	2,029,752	1,803,969
FHLMC	AA+	3.50	01/01/41	328,893	291,926
FHLMC	AA+	3.50	05/01/42	24,212	21,504
FHLMC	AA+	3.50	07/01/42	902,884	801,347
FHLMC	AA+	3.50	01/01/43	19,938	17,722
FHLMC	AA+	3.50	04/01/43	21,078	18,457
FHLMC	AA+	3.50	06/01/43	641,472	564,833
FHLMC	AA+	3.50	08/15/43	1,208,120	1,128,150
FHLMC	AA+	3.50	11/01/43	17,507	15,551
FHLMC	AA+	3.50	01/01/44	8,437,627	7,484,204
FHLMC	AA+	3.50	04/01/45	799,061	704,458
FHLMC	AA+	3.50	07/01/45	30,635	27,005
FHLMC	AA+	3.50	07/01/45	919,060	809,003
FHLMC	AA+	3.50	09/01/45	457,622	401,823
FHLMC	AA+	3.50	11/01/45	2,011,964	1,779,564
FHLMC	AA+	3.50	08/01/46	806,280	708,971
FHLMC	AA+	3.50	12/01/47	414,992	363,279
FHLMC	AA+	3.50	02/01/50	1,268,798	1,109,560

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FHLMC	AA+	3.50	09/01/50	2,364,912	2,129,896
FHLMC	AA+	4.00	02/01/25	4,646	4,498
FHLMC	AA+	4.00	05/01/26	28,149	27,162
FHLMC	AA+	4.00	11/01/33	13,119	12,488
FHLMC	AA+	4.00	12/01/33	453,750	414,898
FHLMC	AA+	4.00	01/01/38	1,100,570	1,022,799
FHLMC	AA+	4.00	01/01/38	61,709	57,429
FHLMC	AA+	4.00	01/15/40	1,610,358	1,566,108
FHLMC	AA+	4.00	03/01/41	6,659	6,106
FHLMC	AA+	4.00	07/01/41	343,160	314,202
FHLMC	AA+	4.00	07/01/41	11,453	10,501
FHLMC	AA+	4.00	11/01/42	5,594	5,131
FHLMC	AA+	4.00	10/01/44	401,777	366,931
FHLMC	AA+	4.00	10/01/44	13,393	12,248
FHLMC	AA+	4.00	10/01/44	713,438	651,430
FHLMC	AA+	4.00	10/01/44	286,776	261,842
FHLMC	AA+	4.00	02/01/45	1,990,705	1,822,775
FHLMC	AA+	4.00	06/01/45	28,069	25,525
FHLMC	AA+	4.00	05/01/47	333,019	302,290
FHLMC	AA+	4.00	02/01/48	311,227	282,238
FHLMC	AA+	4.00	05/01/48	138,063	124,685
FHLMC	AA+	4.00	04/01/52	3,045,722	2,720,503
FHLMC	AA+	4.00	06/01/52	4,941,502	4,437,692
FHLMC	AA+	4.00	08/01/52	4,002,594	3,595,344
FHLMC	AA+	4.23	05/01/30	7,361,000	6,800,545
FHLMC	AA+	4.25	12/01/29	3,250,000	3,029,416
FHLMC	AA+	4.50	03/01/34	3,006	2,830
FHLMC	AA+	4.50	02/01/44	10,945	10,242
FHLMC	AA+	4.50	05/01/48	856,416	798,501
FHLMC	AA+	4.50	05/01/48	434,142	406,503
FHLMC	AA+	5.00	02/01/26	273	263
FHLMC	AA+	5.00	10/01/40	249,008	242,965
FHLMC	AA+	5.00	04/01/52	3,854,517	3,642,617
FHLMC	AA+	5.00	06/01/52	6,562,210	6,200,901
FHLMC	AA+	5.00	12/01/52	18,355,991	17,318,925
FHLMC	AA+	5.50	07/01/32	1,669	1,655
FHLMC	AA+	5.50	01/15/33	57,706	56,704
FHLMC	AA+	5.50	05/01/33	625	606
FHLMC	AA+	5.50	06/01/37	10,772	10,772
FHLMC	AA+	5.50	06/01/53	4,904,345	4,745,531
FHLMC	AA+	5.50	07/01/53	37,388,029	36,155,714
FHLMC	AA+	5.50	07/01/53	2,333,369	2,259,217
FHLMC	AA+	6.00	07/15/29	29,382	29,277
FHLMC	AA+	6.00	09/01/53	3,067,335	3,039,490
FHLMC	AA+	6.50	12/01/52	1,724,933	1,742,333
FHLMC	AA+	6.50	12/01/52	5,644,290	5,710,440
FHLMC ARM	AA+	1.93	10/01/51	12,457,599	10,515,208
FHLMC ARM	AA+	4.43	04/01/53	7,216,239	6,734,232
FHLMC ARM	AA+	4.91	04/01/37	30,267	29,561
FHLMC Strip	AA+	3.00	06/15/42	4,127,374	3,681,357
FHLMC Strip	AA+	3.00	01/15/43	673,240	589,308
FHLMC Strip	AA+	3.50	10/15/47	426,663	381,847
FNMA	AA+	1.81	09/01/51	9,402,552	7,942,158
FNMA	AA+	2.00	07/01/36	23,751,131	20,516,599
FNMA	AA+	2.00	10/01/50	3,274,500	2,525,906
FNMA	AA+	2.00	10/01/50	3,827,319	2,936,596
FNMA	AA+	2.00	03/01/51	6,126,085	4,751,150

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FNMA	AA+	2.00	11/01/51	3,239,659	2,477,543
FNMA	AA+	2.00	03/01/52	5,493,092	4,193,104
FNMA	AA+	2.16	02/01/32	5,000,000	3,862,832
FNMA	AA+	2.34	05/01/36	9,175,000	6,868,629
FNMA	AA+	2.50	01/01/33	165,117	142,756
FNMA	AA+	2.50	02/01/33	499,579	431,924
FNMA	AA+	2.50	05/01/35	371,521	328,253
FNMA	AA+	2.50	06/01/35	2,829,946	2,501,149
FNMA	AA+	2.50	07/01/35	864,036	763,386
FNMA	AA+	2.50	07/01/35	2,407,458	2,128,102
FNMA	AA+	2.50	09/01/35	3,141,753	2,777,002
FNMA	AA+	2.50	10/01/35	6,515,941	5,806,638
FNMA	AA+	2.50	04/01/42	11,980,596	9,844,780
FNMA	AA+	2.50	05/01/42	4,956,796	4,085,892
FNMA	AA+	2.50	06/01/42	8,814,701	7,236,638
FNMA	AA+	2.50	05/01/43	899,050	741,218
FNMA	AA+	2.50	05/01/46	7,857,543	6,350,487
FNMA	AA+	2.50	10/01/50	828,004	673,410
FNMA	AA+	2.50	10/01/50	1,641,490	1,320,487
FNMA	AA+	2.50	11/01/50	1,524,127	1,239,157
FNMA	AA+	2.50	12/01/50	1,686,396	1,359,462
FNMA	AA+	2.50	12/01/50	2,364,171	1,912,625
FNMA	AA+	2.50	01/01/51	9,004,275	7,249,964
FNMA	AA+	2.50	03/01/51	6,761,096	5,465,911
FNMA	AA+	2.50	03/01/51	1,584,460	1,267,421
FNMA	AA+	2.50	03/01/51	6,339,832	5,100,169
FNMA	AA+	2.50	04/01/51	9,607,940	7,672,399
FNMA	AA+	2.50	04/01/51	4,389,855	3,553,488
FNMA	AA+	2.50	04/01/51	3,725,400	2,996,771
FNMA	AA+	2.50	05/01/51	1,643,760	1,320,933
FNMA	AA+	2.50	05/01/51	2,625,607	2,112,674
FNMA	AA+	2.50	06/01/51	1,795,245	1,430,976
FNMA	AA+	2.50	12/01/51	12,465,756	9,917,346
FNMA	AA+	2.50	04/01/52	5,339,765	4,266,145
FNMA	AA+	2.50	05/01/52	1,955,857	1,560,864
FNMA	AA+	3.00	06/01/33	539,039	484,382
FNMA	AA+	3.00	07/01/33	713,535	641,185
FNMA	AA+	3.00	09/01/33	859,685	772,909
FNMA	AA+	3.00	03/01/36	758,182	676,527
FNMA	AA+	3.00	09/01/40	863,159	743,335
FNMA	AA+	3.00	04/25/42	61,082	60,105
FNMA	AA+	3.00	12/01/42	513,571	448,651
FNMA	AA+	3.00	02/01/43	13,182	11,246
FNMA	AA+	3.00	03/01/43	11,665	9,972
FNMA	AA+	3.00	09/01/43	35,631	30,458
FNMA	AA+	3.00	02/01/45	873,380	743,279
FNMA	AA+	3.00	03/01/45	227,600	189,230
FNMA	AA+	3.00	09/01/46	1,563,796	1,323,931
FNMA	AA+	3.00	01/01/47	277,655	230,837
FNMA	AA+	3.00	12/01/47	115,496	96,826
FNMA	AA+	3.00	03/01/48	357,380	301,393
FNMA	AA+	3.00	03/01/50	8,452,320	7,063,932
FNMA	AA+	3.00	03/01/50	1,355,505	1,132,289
FNMA	AA+	3.00	05/01/50	2,247,288	1,873,706
FNMA	AA+	3.00	06/01/50	4,184,309	3,488,817
FNMA	AA+	3.00	08/01/50	2,534,564	2,110,080
FNMA	AA+	3.00	01/01/52	9,339,915	7,737,572

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FNMA	AA+	3.03	04/01/34	8,728,874	7,159,465
FNMA	AA+	3.10	06/01/29	9,800,000	8,667,909
FNMA	AA+	3.50	03/01/32	256,712	236,629
FNMA	AA+	3.50	09/01/32	15,513	14,299
FNMA	AA+	3.50	07/01/34	434,370	408,208
FNMA	AA+	3.50	10/01/34	635,917	584,746
FNMA	AA+	3.50	02/01/35	543,749	499,418
FNMA	AA+	3.50	08/01/38	16,982	15,075
FNMA	AA+	3.50	10/01/40	31,105	28,899
FNMA	AA+	3.50	03/01/41	575,442	510,780
FNMA	AA+	3.50	10/01/41	486,749	443,307
FNMA	AA+	3.50	12/01/41	371,103	338,682
FNMA	AA+	3.50	04/01/42	862,863	774,380
FNMA	AA+	3.50	08/01/42	21,823	19,346
FNMA	AA+	3.50	12/01/42	740,553	678,649
FNMA	AA+	3.50	01/01/43	84,107	77,241
FNMA	AA+	3.50	01/01/43	395,953	348,562
FNMA	AA+	3.50	04/01/43	105,764	97,992
FNMA	AA+	3.50	08/01/43	1,471,574	1,296,074
FNMA	AA+	3.50	08/01/43	727,214	640,609
FNMA	AA+	3.50	10/01/43	206,803	196,130
FNMA	AA+	3.50	08/01/44	1,177,126	1,007,350
FNMA	AA+	3.50	04/01/45	789,380	694,454
FNMA	AA+	3.50	04/01/45	1,390,221	1,211,025
FNMA	AA+	3.50	05/01/45	1,032,917	907,412
FNMA	AA+	3.50	10/01/45	1,197,529	1,044,336
FNMA	AA+	3.50	02/01/46	511,305	448,928
FNMA	AA+	3.50	02/01/46	1,697,049	1,488,069
FNMA	AA+	3.50	08/01/46	678,413	597,615
FNMA	AA+	3.50	10/01/46	187,774	167,000
FNMA	AA+	3.50	12/01/46	275,795	241,215
FNMA	AA+	3.50	01/01/47	313,787	286,201
FNMA	AA+	3.50	09/01/47	1,216,892	1,070,355
FNMA	AA+	3.50	11/01/47	5,455,361	4,776,112
FNMA	AA+	3.50	04/01/48	185,861	161,515
FNMA	AA+	3.50	03/01/50	2,679,845	2,336,485
FNMA	AA+	3.50	06/01/51	6,904,438	5,965,669
FNMA	AA+	3.50	01/01/52	1,510,670	1,302,352
FNMA	AA+	3.50	02/01/52	7,119,851	6,134,333
FNMA	AA+	3.50	05/01/52	4,641,278	4,027,445
FNMA	AA+	4.00	01/01/31	16,647	15,456
FNMA	AA+	4.00	03/01/35	132,807	121,931
FNMA	AA+	4.00	06/01/36	282,728	258,917
FNMA	AA+	4.00	10/01/36	294,067	269,318
FNMA	AA+	4.00	10/01/40	360,149	329,763
FNMA	AA+	4.00	11/01/40	6,804	6,230
FNMA	AA+	4.00	01/01/41	25,132	23,014
FNMA	AA+	4.00	05/01/41	186,610	175,236
FNMA	AA+	4.00	05/01/43	2,075,236	1,900,375
FNMA	AA+	4.00	01/01/44	4,085,904	3,741,072
FNMA	AA+	4.00	09/01/45	210,489	189,683
FNMA	AA+	4.00	11/01/45	426,981	389,362
FNMA	AA+	4.00	02/01/47	1,129,065	1,030,803
FNMA	AA+	4.00	11/01/47	514,848	466,999
FNMA	AA+	4.00	04/01/48	225,659	203,763
FNMA	AA+	4.00	04/01/49	5,642,399	5,103,474
FNMA	AA+	4.00	03/01/50	3,407,903	3,065,097

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FNMA	AA+	4.00	03/01/52	2,036,337	1,827,235
FNMA	AA+	4.00	07/01/52	4,344,889	3,917,942
FNMA	AA+	4.00	07/01/56	2,653,765	2,368,578
FNMA	AA+	4.50	05/01/30	2,344	2,287
FNMA	AA+	4.50	05/01/34	2,071	1,952
FNMA	AA+	4.50	06/01/34	1,817	1,704
FNMA	AA+	4.50	08/01/35	2,014	1,889
FNMA	AA+	4.50	05/01/39	227,539	214,944
FNMA	AA+	4.50	05/01/39	300,025	283,421
FNMA	AA+	4.50	12/01/39	1,317,623	1,241,224
FNMA	AA+	4.50	05/01/40	190,181	178,385
FNMA	AA+	4.50	07/01/40	884,511	840,075
FNMA	AA+	4.50	10/01/40	46,133	43,520
FNMA	AA+	4.50	03/01/44	397,210	372,777
FNMA	AA+	4.50	04/01/44	815,045	768,029
FNMA	AA+	4.50	11/01/47	1,018,100	958,862
FNMA	AA+	4.50	11/01/47	862,807	808,427
FNMA	AA+	4.50	11/01/47	765,073	728,704
FNMA	AA+	4.50	02/01/49	342,622	320,471
FNMA	AA+	4.50	05/01/50	7,812,456	7,262,084
FNMA	AA+	4.58	02/01/53	9,111,873	8,607,709
FNMA	AA+	5.00	06/01/33	2,773	2,716
FNMA	AA+	5.00	09/01/33	2,231	2,185
FNMA	AA+	5.00	10/01/33	3,193	3,129
FNMA	AA+	5.00	11/01/33	4,180	4,091
FNMA	AA+	5.00	03/01/34	765	749
FNMA	AA+	5.00	04/01/34	569	558
FNMA	AA+	5.00	04/01/34	1,587	1,538
FNMA	AA+	5.00	04/01/35	1,923	1,884
FNMA	AA+	5.00	06/01/35	810	794
FNMA	AA+	5.00	09/01/35	1,247	1,221
FNMA	AA+	5.00	11/25/35	204,335	199,616
FNMA	AA+	5.00	10/01/36	1,543	1,511
FNMA	AA+	5.00	08/01/37	1,392,489	1,364,387
FNMA	AA+	5.00	05/01/39	164,646	161,699
FNMA	AA+	5.00	06/01/40	3,014	2,944
FNMA	AA+	5.00	06/01/52	14,653,973	13,840,311
FNMA	AA+	5.00	09/01/52	13,243,245	12,502,106
FNMA	AA+	5.00	10/01/52	2,141,043	2,021,389
FNMA	AA+	5.00	11/01/52	3,306,250	3,131,864
FNMA	AA+	5.50	01/01/24	1,059	1,055
FNMA	AA+	5.50	03/01/24	3,496	3,483
FNMA	AA+	5.50	08/01/25	366	364
FNMA	AA+	5.50	11/01/26	10,744	10,696
FNMA	AA+	5.50	03/01/33	79,856	78,609
FNMA	AA+	5.50	02/25/37	5,178	5,045
FNMA	AA+	5.50	05/01/38	1,447,000	1,440,706
FNMA	AA+	5.50	06/01/48	34,565	34,117
FNMA	AA+	5.50	06/01/52	1,154,889	1,120,422
FNMA	AA+	5.50	04/01/53	2,800,171	2,709,498
FNMA	AA+	6.00	03/01/28	29,241	28,872
FNMA	AA+	6.00	05/01/32	48,268	48,601
FNMA	AA+	6.00	04/01/33	95,757	94,619
FNMA	AA+	6.00	05/01/33	2,354	2,325
FNMA	AA+	6.00	09/01/34	744	735
FNMA	AA+	6.00	10/01/34	4,714	4,660

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FNMA	AA+	6.00	01/01/37	38,119	38,758
FNMA	AA+	6.00	05/01/37	7,011	6,909
FNMA	AA+	6.00	08/01/37	36,316	36,917
FNMA	AA+	6.00	12/01/37	340	346
FNMA	AA+	6.00	10/25/44	228,098	221,384
FNMA	AA+	6.00	12/25/49	92,208	91,116
FNMA	AA+	6.00	11/01/52	5,390,326	5,345,738
FNMA	AA+	6.50	05/01/32	66,182	66,585
FNMA	AA+	6.50	07/01/34	715	719
FNMA	AA+	6.50	09/01/34	352	356
FNMA	AA+	6.50	09/01/36	7,857	7,871
FNMA	AA+	6.50	05/01/37	75,218	74,100
FNMA	AA+	6.50	07/01/37	4,191	4,220
FNMA	AA+	7.00	04/01/32	177	175
FNMA	AA+	7.50	06/01/31	72	73
FNMA	AA+	7.50	02/01/32	366	372
FNMA	AA+	7.50	06/01/32	17,906	18,520
FNMA	AA+	8.00	04/01/32	14,336	14,358
FNMA Strip	AA+	3.00	08/25/42	460,743	398,696
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	615,796	561,801
FRESB Multifamily Mortgage	AA+	2.92	09/25/24	11,896,330	11,590,511
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	637,406	591,579
GNMA (3)	AA+	2.00	04/20/32	480,311	412,160
GNMA (3)	AA+	2.00	09/20/50	1,773,720	1,382,472
GNMA (3)	AA+	2.50	12/20/50	4,850,667	3,858,836
GNMA (3)	AA+	2.50	03/20/51	1,943,624	1,545,482
GNMA (3)	AA+	2.50	10/20/51	4,317,552	3,443,690
GNMA (3)	AA+	2.50	03/20/53	6,711,699	5,493,079
GNMA (3)	AA+	2.50	06/20/53	8,217,629	6,720,308
GNMA (3)	AA+	3.00	07/16/36	1,220,971	1,099,738
GNMA (3)	AA+	3.00	01/15/46	839,812	718,472
GNMA (3)	AA+	3.00	03/15/46	3,443,530	2,945,034
GNMA (3)	AA+	3.00	07/15/46	1,903,417	1,627,794
GNMA (3)	AA+	3.00	02/20/47	1,096,206	929,672
GNMA (3)	AA+	3.00	10/20/51	5,842,007	4,835,996
GNMA (3)	AA+	3.50	02/20/42	309,932	269,273
GNMA (3)	AA+	3.50	07/15/42	851,393	765,041
GNMA (3)	AA+	3.50	11/15/42	169,041	151,894
GNMA (3)	AA+	3.50	03/20/45	768,211	658,363
GNMA (3)	AA+	3.50	05/20/45	939,312	835,995
GNMA (3)	AA+	3.50	12/20/50	336,242	291,215
GNMA (3)	AA+	3.70	05/15/42	384,301	349,683
GNMA (3)	AA+	4.00	01/20/41	557,270	512,568
GNMA (3)	AA+	4.00	03/15/41	184,041	169,527
GNMA (3)	AA+	4.00	08/15/41	317,957	294,197
GNMA (3)	AA+	4.00	11/15/41	280,232	259,321
GNMA (3)	AA+	4.00	12/15/41	530,158	490,542
GNMA (3)	AA+	4.00	01/15/42	25,916	23,997
GNMA (3)	AA+	4.00	08/20/42	250,901	232,320
GNMA (3)	AA+	4.00	09/20/50	432,254	389,514
GNMA (3)	AA+	4.25	04/20/41	323,896	297,200
GNMA (3)	AA+	4.29	04/15/41	9,041	8,442
GNMA (3)	AA+	4.50	06/20/30	13,615	12,859
GNMA (3)	AA+	4.50	09/15/30	156,650	147,130
GNMA (3)	AA+	4.50	04/20/31	5,628	5,272
GNMA (3)	AA+	4.50	06/20/34	90,687	86,186

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

GNMA (3)	AA+	4.50	09/15/40	391,853	371,680
GNMA (3)	AA+	4.50	10/15/40	442,715	422,405
GNMA (3)	AA+	4.50	10/20/43	11,460	10,720
GNMA (3)	AA+	5.00	06/20/39	370,470	359,856
GNMA (3)	AA+	5.00	05/15/40	42,093	40,733
GNMA (3)	AA+	5.00	06/20/40	23,497	22,345
GNMA (3)	AA+	5.50	01/15/36	2,995	2,908
GNMA (3)	AA+	6.50	04/15/31	4,830	4,861
GNMA (3)	AA+	6.50	10/15/31	165	166
GNMA (3)	AA+	6.50	12/15/31	5,232	5,266
GNMA (3)	AA+	6.50	05/15/32	11,400	11,475
GNMA (3)	AA+	7.00	05/15/31	172	176
GNMA (3)	AA+	7.00	05/15/32	802	795

					643,030,706

NON-MORTGAGE-BACKED OBLIGATIONS (1.4%)
FFCB	AA+	6.22	06/06/33	10,200,000	10,011,397
FHLMC	AA+	4.88	07/24/26	6,300,000	6,196,249
FHLMC	AA+	5.75	07/17/25	9,425,000	9,376,244

					25,583,890

CORPORATE DEBT (26.8%)
COMMUNICATION SERVICES (2.6%)
AT&T, Inc.	BBB	2.75	06/01/31	10,048,000	8,038,426
Comcast Corp.	A-	3.40	04/01/30	9,395,000	8,287,024
Sprint LLC	BBB-	7.63	03/01/26	4,400,000	4,521,959
T-Mobile USA, Inc.	BBB	3.38	04/15/29	4,580,000	4,028,291
T-Mobile USA, Inc.	BBB	3.75	04/15/27	6,105,000	5,704,632
Verizon Communications, Inc.	BBB+	4.02	12/03/29	5,450,000	4,941,875
Verizon Communications, Inc.	BBB+	4.13	03/16/27	5,570,000	5,297,373
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	4,945,000	4,197,407
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	3,420,000	3,419,428

					48,436,415

CONSUMER DISCRETIONARY (2.5%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,100,000	3,561,058
AutoZone, Inc.	BBB	3.25	04/15/25	7,363,000	7,086,613
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,619,756
Best Buy Co., Inc.	BBB+	1.95	10/01/30	1,625,000	1,267,040
Brunswick Corp.	BBB-	2.40	08/18/31	7,055,000	5,164,695
Expedia Group, Inc.	BBB	5.00	02/15/26	5,170,000	5,062,985
Expedia Group, Inc.†	BBB	6.25	05/01/25	4,326,000	4,333,117
General Motors Financial Co., Inc.	BBB	6.05	10/10/25	6,425,000	6,396,559
Harman International Industries, Inc.	A	4.15	05/15/25	4,970,000	4,832,181
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	3,270,000	3,186,338
McDonald’s Corp.	BBB+	3.50	07/01/27	3,230,000	3,025,086
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	1,896,611

					47,432,039

CONSUMER STAPLES (0.5%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	4,150,000	3,361,284
Hormel Foods Corp.	A-	1.80	06/11/30	3,600,000	2,896,934
Sysco Corp.	BBB	3.75	10/01/25	3,550,000	3,411,454

					9,669,672

ENERGY (1.0%)
Devon Energy Corp.	BBB	5.85	12/15/25	2,450,000	2,437,538
Energy Transfer LP	BBB	5.55	02/15/28	1,775,000	1,743,614
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	4,895,000	4,846,700

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	3,100,000	2,901,326
Williams Cos., Inc.	BBB	5.40	03/02/26	7,130,000	7,074,658

					19,003,836

FINANCIALS (10.2%)
Aflac, Inc.	A-	1.13	03/15/26	4,380,000	3,927,244
Alleghany Corp.	AA	3.63	05/15/30	4,660,000	4,179,391
American Express Co.	BBB+	3.00	10/30/24	4,635,000	4,493,665
American Express Co.	BBB	3.63	12/05/24	4,895,000	4,763,960
Bank of America Corp.	A-	2.97	02/04/33	15,610,000	12,309,346
Bank of America Corp.	A-	3.37	01/23/26	5,160,000	4,960,514
Bank of America Corp.	BBB+	3.95	04/21/25	4,970,000	4,799,084
Barclays PLC	BBB+	5.83	05/09/27	3,000,000	2,946,239
Block Financial LLC	BBB	5.25	10/01/25	2,985,000	2,934,148
Capital One Financial Corp.	BBB	4.93	05/10/28	3,165,000	3,003,769
Citigroup, Inc.	BBB+	3.79	03/17/33	5,330,000	4,446,473
Citigroup, Inc.	BBB	3.88	03/26/25	4,895,000	4,728,730
Citigroup, Inc.	BBB+	3.98	03/20/30	4,460,000	4,005,455
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,815,148
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	3,475,000	3,422,642
Fifth Third Bancorp	BBB	4.30	01/16/24	4,895,000	4,864,763
Fifth Third Bank N.A.	A-	5.85	10/27/25	2,400,000	2,361,044
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	9,000,000	7,371,000
Goldman Sachs Group, Inc.	BBB+	3.85	01/26/27	4,930,000	4,623,872
JPMorgan Chase & Co.	A-	1.47	09/22/27	6,245,000	5,471,159
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	4,355,000	4,265,496
JPMorgan Chase & Co.	A-	5.35	06/01/34	4,625,000	4,385,780
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	7,135,000	6,858,739
Kemper Corp.	BBB-	3.80	02/23/32	4,500,000	3,542,378
Kemper Corp.	BBB-	4.35	02/15/25	1,960,000	1,896,644
KeyBank N.A.	BBB+	4.15	08/08/25	9,108,000	8,577,092
M&T Bank Corp.	BBB+	4.00	07/15/24	2,000,000	1,958,326
Mercury General Corp.	BBB	4.40	03/15/27	3,330,000	3,104,058
Morgan Stanley	A-	2.70	01/22/31	9,000,000	7,358,497
Morgan Stanley	A-	5.45	07/20/29	5,455,000	5,315,727
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	4,622,372
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	5,020,000	4,979,944
Signet UK Finance PLC	BB-	4.70	06/15/24	4,945,000	4,821,375
Stifel Financial Corp.	BBB-	4.25	07/18/24	4,020,000	3,954,811
Synchrony Financial	BBB-	3.70	08/04/26	2,745,000	2,478,135
Truist Financial Corp.	A-	4.87	01/26/29	3,480,000	3,266,712
U.S. Bancorp	A	4.65	02/01/29	7,920,000	7,411,881
U.S. Bancorp	A	5.78	06/12/29	1,500,000	1,460,070
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,681,436
Wells Fargo & Co.	BBB+	3.35	03/02/33	9,115,000	7,368,050
Wells Fargo & Co.	BBB+	3.53	03/24/28	6,200,000	5,693,916

					192,429,085

HEALTH CARE (2.4%)
AbbVie, Inc.	BBB+	4.25	11/14/28	8,830,000	8,387,538
Amgen, Inc.	BBB+	5.25	03/02/33	2,800,000	2,676,685
Baxter International, Inc.	BBB	2.54	02/01/32	2,697,000	2,088,511
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	8,538,846
Elevance Health, Inc.	A	2.88	09/15/29	7,245,000	6,246,757
Evernorth Health, Inc.	A-	3.50	06/15/24	1,960,000	1,921,439

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Humana, Inc.	BBB+	3.85	10/01/24	2,935,000	2,874,830
Merck & Co., Inc.	A+	2.15	12/10/31	6,450,000	5,100,569
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	10,046,000	7,791,628

					45,626,803

INDUSTRIALS (1.2%)
Boeing Co.	BBB-	2.75	02/01/26	4,901,000	4,577,709
Boeing Co.	BBB-	4.88	05/01/25	4,870,000	4,786,324
Hexcel Corp.	BB+	4.95	08/15/25	3,820,000	3,723,169
Lennox International, Inc.	BBB	1.70	08/01/27	4,935,000	4,260,762
Verisk Analytics, Inc.	BBB	4.00	06/15/25	5,895,000	5,717,605

					23,065,569

INFORMATION TECHNOLOGY (3.3%)
Apple, Inc.	AA+	2.05	09/11/26	5,750,000	5,283,806
Applied Materials, Inc.	A	3.90	10/01/25	6,435,000	6,250,781
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	949,500
Broadcom Corp./Broadcom Cayman Finance Ltd.	BBB-	3.88	01/15/27	6,470,000	6,079,255
Intel Corp.	A	5.20	02/10/33	4,670,000	4,521,668
Keysight Technologies, Inc.	BBB	4.55	10/30/24	4,895,000	4,810,077
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,160,320
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	980,000	960,519
Oracle Corp.	BBB	2.80	04/01/27	3,410,000	3,096,175
Oracle Corp.	BBB	4.90	02/06/33	4,580,000	4,221,525
PayPal Hldgs., Inc.	A-	2.65	10/01/26	8,380,000	7,728,725
QUALCOMM, Inc.	A	4.25	05/20/32	1,785,000	1,656,335
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	10,450,000	8,437,204
VMware, Inc.	BBB-	1.40	08/15/26	6,860,000	6,051,252

					62,207,142

MATERIALS (0.7%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	4,430,000	3,666,658
Eagle Materials, Inc.	BBB	2.50	07/01/31	5,700,000	4,455,452
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	4,714,759

					12,836,869

REAL ESTATE (2.1%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	3,610,000	3,173,936
Boston Properties LP	BBB+	3.25	01/30/31	6,488,000	5,102,768
Boston Properties LP	BBB+	6.50	01/15/34	3,435,000	3,273,449
Equinix, Inc.	BBB	1.45	05/15/26	7,345,000	6,557,820
Healthpeak OP LLC	BBB+	3.40	02/01/25	3,670,000	3,542,386
Host Hotels & Resorts LP	BBB-	4.00	06/15/25	4,357,000	4,196,318
NNN REIT, Inc.	BBB+	3.60	12/15/26	3,145,000	2,922,700
Prologis LP	A	1.75	07/01/30	3,906,000	3,036,018
Realty Income Corp.	A-	4.85	03/15/30	1,780,000	1,677,560
Realty Income Corp.	A-	5.05	01/13/26	6,521,000	6,428,085

					39,911,040

UTILITIES (0.3%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	1,920,772
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	4,777,000	4,448,344
Southern Co.	BBB	3.25	07/01/26	50,000	46,883

					6,415,999

TOTAL CORPORATE DEBT					507,034,469

SOVEREIGN DEBT (0.1%)
Sri Lanka AID	NR	6.59	09/15/28	1,524,010	1,539,403	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $2,112,568,617) 97.9%					1,849,714,251

MoA FUNDS - CORE BOND FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill	A-1+	5.30	10/05/23	6,800,000	6,796,018
U.S. Treasury Bill	A-1+	5.32	10/03/23	6,000,000	5,998,242
U.S. Treasury Bill	A-1+	5.34	11/14/23	8,500,000	8,445,017
U.S. Treasury Bill	A-1+	5.35	11/21/23	4,425,000	4,391,757

					25,631,034

U.S. GOVERNMENT AGENCIES (0.0%) (2)
FHLB	A-1+	5.20	10/02/23	700,000	699,899

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $26,330,933) 1.4%					26,330,933

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		4.58	10/02/23	44,962	44,962

TOTAL TEMPORARY CASH INVESTMENT (Cost: $44,962) 0.0% (2)					44,962

TOTAL INVESTMENTS (Cost: $2,138,944,512) 99.3%					1,876,090,146

OTHER NET ASSETS 0.7%					13,265,341

NET ASSETS 100.0%					$1,889,355,487

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CONSERVATIVE ALLOCATION FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (25.2%)	3,255,514	38,512,730
Equity Index Fund (27.0%)	754,439	41,320,617
Intermediate Bond Fund (35.6%)	5,828,441	54,495,927
International Fund (6.2%)	1,237,284	9,440,476
Mid Cap Equity Index Fund (6.0%)	467,941	9,152,920

TOTAL INVESTMENTS (Cost: $164,772,822) 100.0%		152,922,670

OTHER NET ASSETS -0.0% (2)		(41,133)

NET ASSETS 100.0%		$152,881,537

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - MODERATE ALLOCATION FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (21.1%)	6,769,537	80,083,624
Equity Index Fund (37.2%)	2,582,709	141,454,985
Intermediate Bond Fund (15.1%)	6,116,421	57,188,534
International Fund (10.7%)	5,338,092	40,729,640
Mid Cap Equity Index Fund (15.9%)	3,081,355	60,271,311

TOTAL INVESTMENTS (Cost: $383,246,610) 100.0%		379,728,094

OTHER NET ASSETS -0.0% (2)		(69,349)

NET ASSETS 100.0%		$379,658,745

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - AGGRESSIVE ALLOCATION FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (17.6%)	4,658,043	55,104,647
Equity Index Fund (37.2%)	2,121,696	116,205,293
International Fund (15.5%)	6,346,117	48,420,875
Mid Cap Equity Index Fund (20.8%)	3,318,124	64,902,510
Small Cap Growth Fund (3.9%)	1,039,248	12,096,844
Small Cap Value Fund (5.0%)	1,191,139	15,758,772

TOTAL INVESTMENTS (Cost: $311,411,490) 100.0%		312,488,941

OTHER NET ASSETS -0.0% (2)		(60,098)

NET ASSETS 100.0%		$312,428,843

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - RETIREMENT INCOME FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (32.4%)	5,428,253	64,216,227
Equity Index Fund (20.1%)	727,977	39,871,321
Intermediate Bond Fund (31.8%)	6,744,309	63,059,288
International Fund (3.0%)	770,681	5,880,295
Mid Cap Equity Index Fund (4.2%)	426,474	8,341,823
Mid Cap Value Fund (0.2%)	33,960	517,549
Money Market Fund (8.3%)	1,374,170	16,338,882

TOTAL INVESTMENTS (Cost: $216,031,157) 100.0%		198,225,385

OTHER NET ASSETS -0.0% (2)		(76,282)

NET ASSETS 100.0%		$198,149,103

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2015 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (31.5%)	2,830,624	33,486,281
Equity Index Fund (22.1%)	430,071	23,554,984
Intermediate Bond Fund (29.1%)	3,310,931	30,957,207
International Fund (5.3%)	743,987	5,676,622
Mid Cap Equity Index Fund (4.2%)	228,428	4,468,051
Mid Cap Value Fund (0.5%)	35,587	542,343
Money Market Fund (7.3%)	650,857	7,738,692

TOTAL INVESTMENTS (Cost: $115,340,083) 100.0%		106,424,180

OTHER NET ASSETS -0.0% (2)		(37,680)

NET ASSETS 100.0%		$106,386,500

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2020 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (32.2%)	12,774,968	151,127,877
Equity Index Fund (23.4%)	2,004,043	109,761,419
Intermediate Bond Fund (22.0%)	11,057,685	103,389,355
International Fund (8.3%)	5,153,000	39,317,392
Mid Cap Equity Index Fund (5.6%)	1,349,947	26,404,955
Mid Cap Value Fund (0.2%)	56,214	856,705
Money Market Fund (6.7%)	2,648,176	31,486,818
Small Cap Equity Index Fund (0.1%)	38,677	351,186
Small Cap Value Fund (1.5%)	526,392	6,964,162

TOTAL INVESTMENTS (Cost: $503,542,011) 100.0%		469,659,869

OTHER NET ASSETS -0.0% (2)		(111,727)

NET ASSETS 100.0%		$469,548,142

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2025 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (30.4%)	27,081,966	320,379,655
Equity Index Fund (30.1%)	5,790,208	317,129,715
Intermediate Bond Fund (15.5%)	17,549,376	164,086,666
International Fund (10.8%)	15,004,540	114,484,642
Mid Cap Equity Index Fund (5.7%)	3,055,303	59,761,723
Mid Cap Value Fund (0.1%)	62,502	952,525
Money Market Fund (4.9%)	4,326,765	51,445,233
Small Cap Equity Index Fund (0.8%)	946,932	8,598,146
Small Cap Value Fund (1.7%)	1,350,158	17,862,589

TOTAL INVESTMENTS (Cost: $1,114,168,015) 100.0%		1,054,700,894

OTHER NET ASSETS -0.0% (2)		(220,497)

NET ASSETS 100.0%		$1,054,480,397

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2030 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (24.2%)	24,392,707	288,565,720
Equity Index Fund (35.2%)	7,653,854	419,201,583
Intermediate Bond Fund (12.1%)	15,394,452	143,938,128
International Fund (13.1%)	20,421,055	155,812,651
Mid Cap Equity Index Fund (6.6%)	4,039,228	79,007,296
Mid Cap Value Fund (0.1%)	76,228	1,161,712
Money Market Fund (4.6%)	4,626,419	55,008,124
Small Cap Equity Index Fund (1.2%)	1,555,875	14,127,343
Small Cap Growth Fund (1.2%)	1,182,268	13,761,601
Small Cap Value Fund (1.7%)	1,500,516	19,851,824

TOTAL INVESTMENTS (Cost: $1,230,832,533) 100.0%		1,190,435,982

OTHER NET ASSETS -0.0% (2)		(228,041)

NET ASSETS 100.0%		$1,190,207,941

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2035 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (18.6%)	17,535,555	207,445,621
Equity Index Fund (42.1%)	8,560,213	468,842,880
Intermediate Bond Fund (6.2%)	7,317,164	68,415,482
International Fund (15.8%)	23,015,688	175,609,696
Mid Cap Equity Index Fund (8.6%)	4,904,065	95,923,514
Mid Cap Value Fund (0.1%)	99,105	1,510,358
Money Market Fund (4.1%)	3,850,330	45,780,423
Small Cap Equity Index Fund (1.6%)	1,984,749	18,021,518
Small Cap Growth Fund (1.2%)	1,125,010	13,095,111
Small Cap Value Fund (1.7%)	1,385,652	18,332,175

TOTAL INVESTMENTS (Cost: $1,130,037,107) 100.0%		1,112,976,778

OTHER NET ASSETS -0.0% (2)		(169,374)

NET ASSETS 100.0%		$1,112,807,404

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2040 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (14.2%)	11,210,023	132,614,576
Equity Index Fund (47.2%)	8,028,792	439,736,916
Intermediate Bond Fund (2.8%)	2,790,476	26,090,947
International Fund (17.7%)	21,626,554	165,010,604
Mid Cap Equity Index Fund (9.7%)	4,608,076	90,133,972
Mid Cap Value Fund (0.1%)	62,182	947,649
Money Market Fund (2.8%)	2,167,008	25,765,724
Small Cap Equity Index Fund (1.9%)	1,934,006	17,560,778
Small Cap Growth Fund (1.3%)	1,033,296	12,027,571
Small Cap Value Fund (2.3%)	1,636,313	21,648,425

TOTAL INVESTMENTS (Cost: $938,066,541) 100.0%		931,537,162

OTHER NET ASSETS -0.0% (2)		(144,785)

NET ASSETS 100.0%		$931,392,377

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2045 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (10.1%)	8,147,127	96,380,518
Equity Index Fund (48.0%)	8,402,611	460,210,995
Intermediate Bond Fund (2.6%)	2,672,273	24,985,751
International Fund (18.9%)	23,745,555	181,178,584
Mid Cap Equity Index Fund (10.7%)	5,242,561	102,544,488
Mid Cap Value Fund (0.1%)	44,111	672,244
Money Market Fund (3.0%)	2,396,581	28,495,347
Small Cap Equity Index Fund (2.3%)	2,406,902	21,854,668
Small Cap Growth Fund (2.3%)	1,921,319	22,364,149
Small Cap Value Fund (2.0%)	1,460,775	19,326,049

TOTAL INVESTMENTS (Cost: $959,894,791) 100.0%		958,012,793

OTHER NET ASSETS -0.0% (2)		(121,246)

NET ASSETS 100.0%		$957,891,547

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2050 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (8.5%)	5,330,378	63,058,374
Equity Index Fund (48.5%)	6,552,906	358,902,661
Intermediate Bond Fund (2.3%)	1,776,358	16,608,951
International Fund (19.6%)	18,964,247	144,697,202
Mid Cap Equity Index Fund (11.7%)	4,420,087	86,456,904
Mid Cap Value Fund (0.5%)	246,266	3,753,095
Money Market Fund (2.3%)	1,403,334	16,685,646
Small Cap Equity Index Fund (2.5%)	2,050,804	18,621,302
Small Cap Growth Fund (2.1%)	1,359,904	15,829,283
Small Cap Value Fund (2.0%)	1,125,928	14,896,021

TOTAL INVESTMENTS (Cost: $751,974,646) 100.0%		739,509,439

OTHER NET ASSETS -0.0% (2)		(114,641)

NET ASSETS 100.0%		$739,394,798

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2055 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (7.1%)	2,368,844	28,023,428
Equity Index Fund (49.4%)	3,539,549	193,861,121
Intermediate Bond Fund (1.7%)	715,269	6,687,765
International Fund (20.6%)	10,586,615	80,775,871
Mid Cap Equity Index Fund (11.8%)	2,372,737	46,410,741
Mid Cap Value Fund (0.2%)	63,082	961,366
Money Market Fund (1.5%)	501,604	5,964,067
Small Cap Equity Index Fund (2.4%)	1,052,217	9,554,129
Small Cap Growth Fund (2.8%)	924,119	10,756,740
Small Cap Value Fund (2.5%)	752,838	9,960,042

TOTAL INVESTMENTS (Cost: $406,613,492) 100.0%		392,955,270

OTHER NET ASSETS -0.0% (2)		(56,109)

NET ASSETS 100.0%		$392,899,161

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2060 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2060 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (5.5%)	918,284	10,863,305
Equity Index Fund (48.3%)	1,738,388	95,211,495
Intermediate Bond Fund (1.1%)	237,955	2,224,880
International Fund (21.5%)	5,553,649	42,374,345
Mid Cap Equity Index Fund (13.2%)	1,331,698	26,048,016
Mid Cap Value Fund (0.5%)	66,623	1,015,328
Money Market Fund (1.1%)	185,648	2,207,350
Small Cap Equity Index Fund (3.2%)	690,780	6,272,282
Small Cap Growth Fund (2.7%)	445,924	5,190,551
Small Cap Value Fund (2.9%)	430,399	5,694,176

TOTAL INVESTMENTS (Cost: $206,737,719) 100.0%		197,101,728

OTHER NET ASSETS -0.0% (2)		(26,903)

NET ASSETS 100.0%		$197,074,825

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS - CLEAR PASSAGE 2065 FUND

(FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION - 2065 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (3.7%)	172,054	2,035,400
Equity Index Fund (49.5%)	496,885	27,214,375
Intermediate Bond Fund (0.4%)	21,614	202,094
International Fund (22.4%)	1,615,512	12,326,354
Mid Cap Equity Index Fund (12.0%)	337,016	6,592,038
Mid Cap Value Fund (1.3%)	45,373	691,490
Money Market Fund (1.0%)	45,331	538,987
Small Cap Equity Index Fund (3.4%)	204,591	1,857,690
Small Cap Growth Fund (3.0%)	143,830	1,674,181
Small Cap Value Fund (3.3%)	138,246	1,828,990

TOTAL INVESTMENTS (Cost: $56,357,951) 100.0%		54,961,599

OTHER NET ASSETS 0.0% (2)		4,780

NET ASSETS 100.0%		$54,966,379

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MoA FUNDS (FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION)

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$1,197,335	0.0	%(2)
BALANCED FUND (a)	$326,365	0.2%
INTERNATIONAL FUND	$9,165,902	0.7%
INTERMEDIATE BOND FUND (b)	$5,433,452	0.6%
CORE BOND FUND (c)	$7,755,759	0.4%

(a) Formerly Composite Fund

(b) Formerly Mid-Term Bond Fund

(c) Formerly Bond Fund

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2023, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(d)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	208	E-mini S&P 500 Stock Index	P	December 2023	$44,985,200	$(1,206,574)	1.0%

ALL AMERICA FUND	15	E-mini S&P 500 Stock Index	P	December 2023	$3,244,125	$(51,266)	1.2%
MID CAP EQUITY INDEX FUND	90	E-mini S&P MidCap 400 Stock Index	P	December 2023	$22,683,600	$(693,477)	1.6%
INTERNATIONAL FUND	250	MSCI EAFE Index	P	December 2023	$25,518,750	$(808,330)	1.9%

(d)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MoA FUNDS (FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION)

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2023, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the Small Cap Equity Index and Catholic Values Index Funds (see Note (o) below) which were considered Level 3 and certain securities listed on foreign exchanges which were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one security in the Core Bond Fund (see Note (o) below) which was considered as Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2023:

Fund	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs		Total
Investments at Fair Value:*
Equity Index Fund
Common Stock - Indexed	$4,690,464,728	-	-		$4,690,464,728
Short-Term Debt Securities	-	$41,778,044	-		$41,778,044
Temporary Cash Investment	-	$161,847	-		$161,847

	$4,690,464,728	$41,939,891	-		$4,732,404,619

All America Fund
Common Stock	$273,823,014	-	-		$273,823,014
Short-Term Debt Securities	-	$6,089,183	-		$6,089,183
Temporary Cash Investment	-	$568,466	-		$568,466

	$273,823,014	$6,657,649	-		$280,480,663

Small Cap Value Fund
Common Stock	$355,854,044	-	-		$355,854,044
Short-Term Debt Securities	-	$10,765,863	-		$10,765,863
Temporary Cash Investment	-	$3,044,208	-		$3,044,208

	$355,854,044	$13,810,071	-		$369,664,115

Small Cap Growth Fund
Common Stock	$383,111,991	-	-		$383,111,991
Short-Term Debt Securities	-	$7,394,455	-		$7,394,455
Temporary Cash Investment	-	$40,519	-		$40,519

	$383,111,991	$7,434,974	-		$390,546,965

Small Cap Equity Index Fund
Common Stock - Indexed	$170,266,919	-	-	(o)	$170,266,919

Mid Cap Value Fund
Common Stock	$102,765,712	-	-		$102,765,712
Short-Term Debt Securities	-	$2,297,791	-		$2,297,791
Temporary Cash Investment	-	$1,300,470	-		$1,300,470

	$102,765,712	$3,598,261	-		$106,363,973

Mid Cap Equity Index Fund
Common Stock - Indexed	$1,359,987,167	-	-		$1,359,987,167
Short-Term Debt Securities	-	$20,879,224	-		$20,879,224
Temporary Cash Investment	-	$2,386,153	-		$2,386,153

	$1,359,987,167	$23,265,377	-		$1,383,252,544

Balanced Fund (a)
Common Stock	$106,102,474	-	-		$106,102,474
U.S. Government Debt	-	$22,823,786	-		$22,823,786
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$21,940,416	-		$21,940,416
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$1,133,575	-		$1,133,575
Long-Term Corporate Debt	-	$16,647,374	-		$16,647,374
Short-Term Debt Securities	-	$6,663,528	-		$6,663,528
Temporary Cash Investment	-	$503,001	-		$503,001

	$106,102,474	$69,711,680	-		$175,814,154
International Fund
Common Stock	$67,747,129	$1,192,323,612	-		$1,260,070,741
Short-Term Debt Securities	-	$2,989,900	-		$2,989,900
Temporary Cash Investment	-	$51,493,381	-		$51,493,381

	$67,747,129	$1,246,806,893	-		$1,314,554,022

Catholic Values Index Fund
Common Stock	$5,103,799	-	-	(o)	$5,103,799

Retirement Income Fund
Common Stock	$198,225,385	-	-		$198,225,385

Clear Passage 2015 Fund (b)
Common Stock	$106,424,180	-	-		$106,424,180

Clear Passage 2020 Fund (c)
Common Stock	$469,659,869	-	-		$469,659,869

Clear Passage 2025 Fund (d)
Common Stock	$1,054,700,894	-	-		$1,054,700,894

Clear Passage 2030 Fund (e)
Common Stock	$1,190,435,982	-	-		$1,190,435,982

Clear Passage 2035 Fund (f)
Common Stock	$1,112,976,778	-	-		$1,112,976,778

MoA FUNDS (FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION)

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Clear Passage 2040 Fund (g)
Common Stock	$931,537,162	-	-		$931,537,162

Clear Passage 2045 Fund (h)
Common Stock	$958,012,793	-	-		$958,012,793

Clear Passage 2050 Fund (i)
Common Stock	$739,509,439	-	-		$739,509,439

Clear Passage 2055 Fund (j)
Common Stock	$392,955,270	-	-		$392,955,270

Clear Passage 2060 Fund (k)
Common Stock	$197,101,728	-	-		$197,101,728

Clear Passage 2065 Fund (l)
Common Stock	$54,961,599	-	-		$54,961,599

Conservative Allocation Fund
Common Stock	$152,922,670	-	-		$152,922,670

Moderate Allocation Fund
Common Stock	$379,728,094	-	-		$379,728,094

Aggressive Allocation Fund
Common Stock	$312,488,941	-	-		$312,488,941

Intermediate Bond Fund (m)
U.S. Government Debt	-	$611,399,117	-		$611,399,117
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$12,223,180	-		$12,223,180
Long-Term Corporate Debt	-	$285,170,969	-		$285,170,969
Short-Term Debt Securities	-	$12,915,908	-		$12,915,908
Temporary Cash Investment	-	$268,975	-		$268,975

	-	$921,978,149	-		$921,978,149

Core Bond Fund (n)
U.S. Government Debt	-	$672,525,783	-		$672,525,783
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$643,030,706	-		$643,030,706
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$25,583,890	-		$25,583,890
Long-Term Corporate Debt	-	$507,034,469	-		$507,034,469
Sovereign Debt	-	-	$1,539,403	(o)	$1,539,403
Short-Term Debt Securities	-	$26,330,933	-		$26,330,933
Temporary Cash Investment	-	$44,962	-		$44,962

	-	$1,874,550,743	$1,539,403		$1,876,090,146

Other Financial Instruments:**
Equity Index Fund	$(1,206,574)	-	-		$(1,206,574)
All America Fund	$(51,266)	-	-		$(51,266)
Mid Cap Equity Index Fund	$(693,477)	-	-		$(693,477)
International Fund	$(808,330)	-	-		$(808,330)

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)	Formerly Composite Fund
(b)	Formerly 2015 Retirement Fund
(c)	Formerly 2020 Retirement Fund
(d)	Formerly 2025 Retirement Fund
(e)	Formerly 2030 Retirement Fund
(f)	Formerly 2035 Retirement Fund
(g)	Formerly 2040 Retirement Fund
(h)	Formerly 2045 Retirement Fund
(i)	Formerly 2050 Retirement Fund
(j)	Formerly 2055 Retirement Fund
(k)	Formerly 2060 Retirement Fund
(l)	Formerly 2065 Retirement Fund
(m)	Formerly Mid-Term Bond Fund
(n)	Formerly Bond Fund
(o)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2023
	Balance December 31, 2022(a)		Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance September 30, 2023(a)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2023
Small Cap Equity Index Fund - Common Stock	-	(b)	-	$4,221	-	-	-	-	$4,221	-		-
Small Cap Equity Index Fund - Common Stock	-	(c)	-	-	-	-	-	-	-	-	(c)	-
Core Bond Fund(d) - Sovereign Debt	$1,825,522	(e)	$(241,427)	-	$205,102	-	-	-	$249,794	$1,539,403	(e)	$(241,427)
Catholic Values Index Fund - Common Stock	-	(f)	-	-	-	-	-	-	-	-	(f)	-

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. - contingent value rights with Realized Gains of $4,221, sales of $(4,221) and $0 fair value.
(c)	Level 3 securities, OmniAB, Inc. Cl CR3 and OmniAB, Inc. Cl CR4 - common stocks with $0 fair value.
(d)	Formerly Bond Fund
(e)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $(241,427), accrued discounts of $205,102, sales of $(249,794) and $1,539,403 fair value.
(f)	Level 3 security, Contra ABIOMED, Inc. - contingent value rights with $0 fair value.

MoA FUNDS (FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION)

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when the Funds are closed and there is no possibility to purchase or redeem shares of the Funds. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange.

Effective September 8, 2022, the Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. These short-term temporary cash investments are valued at cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Clear Passage Funds and the Asset Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of securities are computed on the basis of identified cost at the time of sale, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of September 30, 2023 and for the nine months ended September 30, 2023:

					Mid Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index	International
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Fund	Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(1,206,574)	$(51,266)	$(693,477)	$(808,330)

					Mid Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index	International
for as hedging instruments	Type	Operations	Fund	Fund	Fund	Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$5,641,750	$206,252	$(576,996)	$777,494

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$1,398,461	$83,767	$(353,237)	$348,430

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MoA FUNDS (FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION)

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in affiliated investment companies during the nine months ended September 30, 2023 were as follows:

Affiliated Investment Company	Value as of December 31, 2022	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of September 30, 2023	Dividends
Retirement Income Fund
Core Bond Fund	$65,583,783	$11,685,099	$(2,795,265)	$778,922	$11,036,312	$64,216,227	$1,193,524
Equity Index Fund	41,768,688	4,244,710	1,392,283	3,811,019	11,345,379	39,871,321	305,687
Intermediate Bond Fund	66,053,918	6,798,930	(1,306,123)	800,592	9,288,029	63,059,288	890,393
International Fund	5,974,874	1,127,077	(132,513)	458,862	1,548,005	5,880,295	142,321
Mid Cap Equity Index Fund	10,358,234	954,859	(70,033)	509,398	3,410,635	8,341,823	73,026
Mid Cap Value Fund	-	703,373	763	(19,222)	167,365	517,549	451
Money Market Fund	13,386,119	4,430,816	3,487	66,464	1,548,004	16,338,882	446,061

Total	$203,125,616	$29,944,864	$(2,907,401)	$6,406,035	$38,343,729	$198,225,385	$3,051,463

Clear Passage 2015 Fund(a)
Core Bond Fund	$35,035,999	$4,953,849	$(932,151)	$(103,654)	$5,467,762	$33,486,281	$618,894
Equity Index Fund	25,589,174	1,357,378	855,169	2,269,135	6,515,872	23,554,984	182,247
Intermediate Bond Fund	33,541,504	1,887,106	(431,563)	191,282	4,231,122	30,957,207	440,884
International Fund	5,733,139	398,714	(95,765)	411,222	770,688	5,676,622	136,578
Mid Cap Equity Index Fund	6,693,369	277,050	(118,531)	438,317	2,822,154	4,468,051	45,607
Mid Cap Value Fund	-	631,250	(165)	(19,333)	69,409	542,343	560
Money Market Fund	6,012,980	2,464,994	1,880	29,522	770,684	7,738,692	202,860

Total	$112,606,165	$11,970,341	$(721,126)	$3,216,491	$20,647,691	$106,424,180	$1,627,630

Clear Passage 2020 Fund(b)
Core Bond Fund	$157,359,812	$32,732,337	$(4,983,909)	$414,667	$34,395,030	$151,127,877	$2,715,145
Equity Index Fund	123,260,315	6,367,791	9,849,706	5,089,996	34,806,389	109,761,419	864,524
Intermediate Bond Fund	113,599,850	6,140,988	(1,742,926)	968,013	15,576,570	103,389,355	1,475,505
International Fund	39,996,398	2,549,468	109,364	2,101,966	5,439,804	39,317,392	946,031
Mid Cap Equity Index Fund	38,046,631	1,647,636	(1,442,220)	3,226,642	15,073,734	26,404,955	257,491
Mid Cap Value Fund	-	1,291,797	1,254	(30,654)	405,692	856,705	592
Money Market Fund	16,326,890	18,942,754	8,957	93,791	3,885,574	31,486,818	797,442
Small Cap Equity Index Fund	-	766,703	4,462	(14,287)	405,692	351,186	57
Small Cap Growth Fund	7,253,534	72,416	(3,026,620)	3,506,652	7,805,982	-	-
Small Cap Value Fund	7,800,697	448,009	(302,357)	200,618	1,182,805	6,964,162	62,302

Total	$503,644,127	$70,959,899	$(1,524,289)	$15,557,404	$118,977,272	$469,659,869	$7,119,089

Clear Passage 2025 Fund(c)
Core Bond Fund	$305,931,790	$71,351,357	$(7,471,035)	$(2,537,753)	$46,894,704	$320,379,655	$5,565,649
Equity Index Fund	312,933,990	23,271,598	19,360,169	19,091,049	57,527,091	317,129,715	2,304,807
Intermediate Bond Fund	169,063,789	14,479,999	(1,407,393)	69,871	18,119,600	164,086,666	2,274,368
International Fund	111,169,617	9,727,648	152,106	5,887,936	12,452,665	114,484,642	2,738,718
Mid Cap Equity Index Fund	88,694,463	4,956,565	(1,239,885)	5,643,862	38,293,282	59,761,723	628,807
Mid Cap Value Fund	-	1,672,658	3,272	(37,536)	685,869	952,525	1,610
Money Market Fund	30,605,943	24,394,098	5,206	175,784	3,735,798	51,445,233	1,297,420
Small Cap Equity Index Fund	9,063,997	762,208	(82,135)	99,342	1,245,266	8,598,146	63,315
Small Cap Growth Fund	10,491,148	277,764	(3,619,868)	4,360,274	11,509,318	-	-
Small Cap Value Fund	18,791,767	1,277,434	(423,183)	147,705	1,931,134	17,862,589	157,414

Total	$1,056,746,504	$152,171,329	$5,277,254	$32,900,534	$192,394,727	$1,054,700,894	$15,032,108

Clear Passage 2030 Fund(d)
Core Bond Fund	$258,263,162	$72,595,897	$(5,192,730)	$(4,342,407)	$32,758,202	$288,565,720	$4,955,816
Equity Index Fund	392,901,725	34,763,351	23,403,217	25,421,606	57,288,316	419,201,583	2,975,143
Intermediate Bond Fund	133,456,972	21,474,054	(980,865)	(313,921)	9,698,112	143,938,128	1,865,732
International Fund	144,551,474	14,552,306	514,815	7,200,930	11,006,874	155,812,651	3,653,490
Mid Cap Equity Index Fund	118,316,092	7,698,397	(2,323,243)	7,185,448	51,869,398	79,007,296	719,956
Mid Cap Value Fund	-	2,253,019	7,493	(47,362)	1,051,438	1,161,712	1,066
Money Market Fund	30,556,435	26,981,793	3,544	218,069	2,751,717	55,008,124	1,257,090
Small Cap Equity Index Fund	14,050,242	1,391,894	(497,954)	491,920	1,308,759	14,127,343	101,401
Small Cap Growth Fund	13,028,090	908,234	(135,764)	878,280	917,239	13,761,601	-
Small Cap Value Fund	20,007,052	1,604,796	(155,373)	(161,694)	1,442,957	19,851,824	170,586

Total	$1,125,131,244	$184,223,741	$14,643,140	$36,530,869	$170,093,012	$1,190,435,982	$15,700,280

Clear Passage 2035 Fund(e)
Core Bond Fund	$190,273,160	$44,644,925	$(3,342,861)	$(3,426,285)	$20,703,318	$207,445,621	$3,634,300
Equity Index Fund	404,897,215	48,309,520	12,996,571	36,409,227	33,769,653	468,842,880	3,120,947
Intermediate Bond Fund	53,289,115	19,946,221	(108,088)	(526,465)	4,185,301	68,415,482	776,780
International Fund	160,234,469	19,125,680	104,594	8,398,933	12,253,980	175,609,696	4,117,712
Mid Cap Equity Index Fund	135,881,675	11,020,523	(3,797,122)	10,041,912	57,223,474	95,923,514	931,907
Mid Cap Value Fund	-	2,470,621	16,516	(59,204)	917,575	1,510,358	3,305
Money Market Fund	20,607,650	27,460,822	7,076	155,669	2,450,794	45,780,423	959,230
Small Cap Equity Index Fund	25,278,501	2,019,194	(244,096)	501,139	9,533,220	18,021,518	184,917
Small Cap Growth Fund	17,809,192	1,000,531	(1,917,537)	3,019,856	6,816,931	13,095,111	-
Small Cap Value Fund	15,241,235	6,700,160	693,726	(1,027,229)	3,275,717	18,332,175	115,972

Total	$1,023,512,212	$182,698,197	$4,408,779	$53,487,553	$151,129,963	$1,112,976,778	$13,845,070

Clear Passage 2040 Fund(f)
Core Bond Fund	$130,963,188	$21,152,914	$(2,694,226)	$(1,432,795)	$15,374,505	$132,614,576	$2,400,591
Equity Index Fund	368,558,087	64,856,078	16,014,875	30,434,725	40,126,849	439,736,916	3,001,398
Intermediate Bond Fund	-	27,125,187	(6,113)	(231,297)	796,830	26,090,947	56,216
International Fund	150,043,314	18,739,383	(53,518)	8,055,620	11,774,195	165,010,604	3,847,970
Mid Cap Equity Index Fund	121,542,874	9,913,358	(3,703,510)	8,531,092	46,149,842	90,133,972	753,577
Mid Cap Value Fund	-	1,771,170	11,777	(38,467)	796,831	947,649	2,200
Money Market Fund	15,169,311	11,805,292	3,632	95,731	1,308,242	25,765,724	650,692
Small Cap Equity Index Fund	17,105,826	1,779,904	93,025	(109,733)	1,308,244	17,560,778	125,303
Small Cap Growth Fund	20,793,921	1,170,114	(2,302,981)	3,776,344	11,409,827	12,027,571	-
Small Cap Value Fund	23,422,396	1,839,862	(373,124)	67,534	3,308,243	21,648,425	185,263

Total	$847,598,917	$160,153,262	$6,989,837	$49,148,754	$132,353,608	$931,537,162	$11,023,210

Clear Passage 2045 Fund(g)
Core Bond Fund	$98,834,398	$10,995,189	$(1,809,212)	$(1,166,811)	$10,473,046	$96,380,518	$1,774,640
Equity Index Fund	407,129,539	39,049,835	14,196,866	36,127,240	36,292,485	460,210,995	3,137,912
Intermediate Bond Fund	-	25,959,899	(5,655)	(277,186)	691,307	24,985,751	78,339
International Fund	166,105,247	17,779,928	(726,766)	9,601,185	11,581,010	181,178,584	4,242,305
Mid Cap Equity Index Fund	126,621,062	9,041,330	(3,784,148)	9,348,562	38,682,318	102,544,488	917,302
Mid Cap Value Fund	-	1,382,478	8,330	(27,256)	691,308	672,244	918
Money Market Fund	12,087,927	17,487,111	2,621	100,355	1,182,667	28,495,347	603,235
Small Cap Equity Index Fund	21,451,539	1,841,738	138,979	(149,239)	1,428,349	21,854,668	156,700
Small Cap Growth Fund	22,411,203	1,383,878	(566,113)	1,817,848	2,682,667	22,364,149	-
Small Cap Value Fund	20,244,764	2,045,647	(148,339)	(133,357)	2,682,666	19,326,049	161,769

Total	$874,885,679	$126,967,033	$7,306,563	$55,241,341	$106,387,823	$958,012,793	$11,073,120

MoA FUNDS (FORMERLY MUTUAL OF AMERICA INVESTMENT CORPORATION)

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

Clear Passage 2050 Fund(h)
Core Bond Fund	$62,633,173	$7,004,221	$(818,322)	$(1,234,913)	$4,525,785	$63,058,374	$1,175,695
Equity Index Fund	313,164,907	42,088,795	13,774,967	25,750,004	35,876,012	358,902,661	2,480,815
Intermediate Bond Fund	-	17,036,238	(3,761)	(107,717)	315,809	16,608,951	42,376
International Fund	126,921,770	20,969,053	463,043	6,239,274	9,895,938	144,697,202	3,382,389
Mid Cap Equity Index Fund	97,085,708	9,023,402	(1,872,735)	5,470,959	23,250,430	86,456,904	694,332
Mid Cap Value Fund	-	4,783,126	16,104	(98,705)	947,430	3,753,095	1,535
Money Market Fund	5,959,509	11,672,063	2,380	41,284	989,590	16,685,646	313,399
Small Cap Equity Index Fund	22,943,291	2,062,965	438,196	(475,582)	6,347,568	18,621,302	133,361
Small Cap Growth Fund	17,518,375	1,358,665	(780,202)	1,722,038	3,989,593	15,829,283	-
Small Cap Value Fund	18,544,739	1,486,338	30,852	(176,316)	4,989,592	14,896,021	127,672

Total	$664,771,472	$117,484,866	$11,250,522	$37,130,326	$91,127,747	$739,509,439	$8,351,574

Clear Passage 2055 Fund(i)
Core Bond Fund	$26,797,732	$3,916,828	$(235,418)	$(683,880)	$1,771,834	$28,023,428	$514,044
Equity Index Fund	153,101,028	32,661,699	2,518,575	16,802,509	11,222,690	193,861,121	1,271,742
Intermediate Bond Fund	-	6,902,676	(2,571)	(71,140)	141,200	6,687,765	31,331
International Fund	68,012,880	14,067,282	(607,141)	4,155,169	4,852,319	80,775,871	1,858,923
Mid Cap Equity Index Fund	52,016,973	6,554,109	(109,274)	1,897,090	13,948,157	46,410,741	347,813
Mid Cap Value Fund	-	1,415,672	8,610	(39,313)	423,603	961,366	1,634
Money Market Fund	5,504,211	661,772	655	28,489	231,060	5,964,067	175,662
Small Cap Equity Index Fund	8,750,319	1,525,383	93,023	(121,407)	693,189	9,554,129	67,048
Small Cap Growth Fund	11,382,195	1,186,990	(383,168)	1,122,710	2,551,987	10,756,740	-
Small Cap Value Fund	13,518,717	1,288,084	541,287	(636,059)	4,751,987	9,960,042	101,095

Total	$339,084,055	$70,180,495	$1,824,578	$22,454,168	$40,588,026	$392,955,270	$4,369,292

Clear Passage 2060 Fund(j)
Core Bond Fund	$9,675,621	$2,156,967	$(154,326)	$(211,207)	$603,750	$10,863,305	$193,464
Equity Index Fund	69,742,800	21,279,268	797,972	8,270,462	4,879,007	95,211,495	610,217
Intermediate Bond Fund	-	2,326,603	(1,313)	(37,853)	62,557	2,224,880	14,503
International Fund	33,340,517	9,585,977	(239,618)	1,916,244	2,228,775	42,374,345	946,547
Mid Cap Equity Index Fund	23,391,345	5,443,257	(205,077)	982,115	3,563,624	26,048,016	189,041
Mid Cap Value Fund	-	1,237,949	2,956	(37,906)	187,671	1,015,328	1,649
Money Market Fund	1,843,249	455,123	293	9,990	101,305	2,207,350	62,425
Small Cap Equity Index Fund	5,250,810	1,401,811	45,566	(83,228)	342,677	6,272,282	43,107
Small Cap Growth Fund	5,647,819	966,002	(550,879)	868,976	1,741,367	5,190,551	-
Small Cap Value Fund	5,851,132	1,224,747	181,785	(259,567)	1,303,921	5,694,176	46,646

Total	$154,743,293	$46,077,704	$(122,641)	$11,418,026	$15,014,654	$197,101,728	$2,107,599

Clear Passage 2065 Fund(k)
Core Bond Fund	$1,471,957	$780,167	$(26,562)	$(44,889)	$145,273	$2,035,400	$33,372
Equity Index Fund	15,639,527	11,471,787	(97,886)	2,117,647	1,916,700	27,214,375	153,249
Intermediate Bond Fund	-	228,861	(413)	(4,131)	22,223	202,094	1,403
International Fund	7,800,421	5,058,418	(254,293)	588,043	866,235	12,326,354	250,004
Mid Cap Equity Index Fund	5,232,610	2,942,953	(538,356)	680,527	1,725,696	6,592,038	46,870
Mid Cap Value Fund	-	783,513	81	(25,430)	66,674	691,490	1,133
Money Market Fund	344,064	232,100	107	2,088	39,372	538,987	13,538
Small Cap Equity Index Fund	1,260,240	758,537	(52,060)	26,246	135,273	1,857,690	11,741
Small Cap Growth Fund	1,088,956	655,692	(72,976)	120,630	118,121	1,674,181	-
Small Cap Value Fund	1,316,897	669,500	(31,274)	(8,011)	118,122	1,828,990	13,810

Total	$34,154,672	$23,581,528	$(1,073,632)	$3,452,720	$5,153,689	$54,961,599	$525,120

Conservative Allocation Fund
Core Bond Fund	$43,378,732	$2,189,048	$(1,134,503)	$(78,570)	$5,841,977	$38,512,730	$765,323
Equity Index Fund	39,928,041	1,474,793	1,283,740	3,496,579	4,862,536	41,320,617	288,357
Intermediate Bond Fund	59,252,216	2,443,296	(753,040)	317,594	6,764,139	54,495,927	782,281
International Fund	9,425,884	466,321	(6,496)	521,073	966,306	9,440,476	229,033
Mid Cap Equity Index Fund	9,495,337	303,767	(134,159)	470,267	982,292	9,152,920	66,480

Total	$161,480,210	$6,877,225	$(744,458)	$4,726,943	$19,417,250	$152,922,670	$2,131,474

Moderate Allocation Fund
Core Bond Fund	$89,997,654	$3,164,191	$(1,889,670)	$(624,749)	$10,563,802	$80,083,624	$1,582,554
Equity Index Fund	136,694,533	3,196,193	5,497,207	10,822,517	14,755,465	141,454,985	981,909
Intermediate Bond Fund	62,183,360	1,766,691	(747,901)	292,575	6,306,191	57,188,534	817,713
International Fund	41,065,211	1,620,160	(201,302)	2,449,700	4,204,129	40,729,640	987,507
Mid Cap Equity Index Fund	62,972,575	1,386,191	(9,040)	2,248,538	6,326,953	60,271,311	437,213

Total	$392,913,333	$11,133,426	$2,649,294	$15,188,581	$42,156,540	$379,728,094	$4,806,896

Aggressive Allocation Fund
Core Bond Fund	$59,969,222	$2,227,396	$(845,322)	$(904,711)	$5,341,938	$55,104,647	$1,076,815
Equity Index Fund	109,464,837	2,817,065	4,970,764	8,250,647	9,298,020	116,205,293	803,548
International Fund	47,743,406	2,033,535	(378,367)	2,990,502	3,968,201	48,420,875	1,170,598
Mid Cap Equity Index Fund	66,244,079	1,619,799	45,680	2,305,730	5,312,778	64,902,510	469,219
Small Cap Growth Fund	12,400,514	287,645	(66,616)	798,036	1,322,735	12,096,844	-
Small Cap Value Fund	16,891,218	427,317	(112,734)	(124,297)	1,322,732	15,758,772	139,673

Total	$312,713,276	$9,412,757	$3,613,405	$13,315,907	$26,566,404	$312,488,941	$3,659,853

(a)	Formerly 2015 Retirement Fund.
(b)	Formerly 2020 Retirement Fund.
(c)	Formerly 2025 Retirement Fund.
(d)	Formerly 2030 Retirement Fund.
(e)	Formerly 2035 Retirement Fund.
(f)	Formerly 2040 Retirement Fund.
(g)	Formerly 2045 Retirement Fund.
(h)	Formerly 2050 Retirement Fund.
(i)	Formerly 2055 Retirement Fund.
(j)	Formerly 2060 Retirement Fund.
(k)	Formerly 2065 Retirement Fund.